STATEMENT OF ADDITIONAL INFORMATION

INDEXIQ ETF TRUST

800 WESTCHESTER AVENUE
SUITE S-710
RYE BROOK, NEW YORK 10573

PHONE: (888) 474-7725

August 29, 2017

This Statement of Additional Information (this “SAI”) is not a prospectus. It should be read in conjunction with and is incorporated by reference into the prospectuses dated August 29, 2017 (the “Prospectus”) for the IndexIQ ETF Trust (the “Trust”), relating to the funds (each, a “Fund” and, collectively, the “Funds”) set forth in the table below, as it may be revised from time to time.

IQ Hedge Multi-Strategy Tracker ETF (QAI)

IQ Hedge Macro Tracker ETF (MCRO)

IQ Hedge Market Neutral Tracker ETF (QMN)

IQ Hedge Long/Short Tracker ETF (QLS)

IQ Hedge Event-Driven Tracker ETF (QED)

IQ Real Return ETF (CPI)

IQ Leaders GTAA Tracker ETF (QGTA)

IQ Leaders Bond Allocation Tracker ETF (QBND)

IQ Enhanced Core Bond U.S. ETF (AGGE)

IQ Enhanced Core Plus Bond U.S. ETF (AGGP)

IQ Merger Arbitrage ETF (MNA)

IQ Global Resources ETF (GRES)

IQ Australia Small Cap ETF (KROO)

IQ Canada Small Cap ETF (CNDA)

IQ Global Agribusiness Small Cap ETF (CROP)

IQ Global Oil Small Cap ETF (IOIL)

IQ U.S. Real Estate Small Cap ETF (ROOF)

IQ Chaikin U.S. Dividend Achievers ETF (CDVA)

IQ Chaikin U.S. Large Cap ETF (CLRG)

IQ Chaikin U.S. Small Cap ETF (CSML)

IQ 50 Percent Hedged FTSE International ETF (HFXI)

IQ 50 Percent Hedged FTSE Europe ETF (HFXE)

IQ 50 Percent Hedged FTSE Japan ETF (HFXJ)

IQ 50 Percent Hedged FTSE Emerging Markets ETF (HFXM)

IQ 50 Percent Hedged FTSE Germany ETF (HFXG)

IQ Mexico Small Cap ETF (MEXI)

IQ Asian Tigers ETF (ROAR)

IQ Asian Tigers Consumer ETF (ABUY)

IQ Asian Tigers Small Cap ETF (MEOW)

IQ Asia Pacific ex-Japan Small Cap ETF (APXJ)

IQ Australia Mid Cap ETF (MATE)

IQ Canada Mid Cap ETF (CNDM)

IQ Global Precious Metals Small Cap ETF (JEWL)

IQ Fastest Growing Companies ETF (GRWS)

IQ Innovation Leaders ETF (RD)

IQ Candriam SRI U.S. Equity ETF (SRIU)

IQ Candriam SRI World Equity ETF (SRIW)

IQ Candriam SRI International Equity ETF (SRIN)

IQ Candriam SRI European Equity ETF (SRIE)

IQ Candriam SRI Asia Pacific Equity (SRIA)

The Funds’ audited financial statements for the most recent fiscal year are incorporated in this SAI by reference to the Funds’ most recent Annual Reports to Shareholders (File No. 811-22227). You may obtain a copy of the Funds’ Annual Reports or Semi-Annual reports (once available) at no charge by request to the Fund at the address or phone number noted below.

A copy of the Trust’s Prospectuses relating to the Funds may be obtained without charge by writing to the Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203, by calling (888) 474-7725, or by visiting the Trust’s website at www.IQetfs.com.

Capitalized terms used but not defined herein have the same meaning as in the Prospectus, unless otherwise noted.

No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus and, if given or made, such information or representations may not be relied upon as having been authorized by the Trust.

The SAI does not constitute an offer to sell securities.

i

The following applies to each Fund (except for the IQ 50 Percent Hedged Funds, IQ Candriam Funds, and IQ Chaikin Funds (as defined below)).

The information contained herein regarding the indexes underlying the Funds (each, an “Underlying Index”, and, collectively, the “Underlying Indexes”) and IndexIQ LLC (“IndexIQ”) was provided by IndexIQ, while the information contained herein regarding the securities markets and The Depository Trust Company (“DTC”) was obtained from publicly available sources.

Fund	Underlying Index

IQ Hedge Multi-Strategy Tracker ETF (QAI)
IQ Hedge Macro Tracker ETF (MCRO)
IQ Hedge Market Neutral Tracker ETF (QMN)
IQ Hedge Long/Short Tracker ETF (QLS)
IQ Hedge Event-Driven Tracker ETF (QED)

IQ Real Return ETF (CPI)

IQ Leaders GTAA Tracker ETF (QGTA)
IQ Leaders Bond Allocation Tracker ETF (QBND)

IQ Enhanced Core Bond U.S. ETF (AGGE)
IQ Enhanced Core Plus Bond U.S. ETF (AGGP)

IQ Hedge Multi-Strategy Index

IQ Hedge Macro Index

IQ Hedge Market Neutral Index

IQ Hedge Long/Short Index

IQ Hedge Event-Driven Index

IQ Real Return Index

IQ Leaders GTAA Index

IQ Leaders Bond Allocation Index

IQ Enhanced Core Bond U.S. Index

IQ Enhanced Core Plus Bond U.S. Index

IQ Merger Arbitrage ETF (MNA)
IQ Global Resources ETF (GRES)

IQ Australia Small Cap ETF (KROO)
IQ Canada Small Cap ETF (CNDA)
IQ Global Agribusiness Small Cap ETF (CROP)
IQ Global Oil Small Cap ETF (IOIL)

IQ U.S. Real Estate Small Cap ETF (ROOF)

IQ Merger Arbitrage Index

IQ Global Resources Index

IQ Australia Small Cap Index

IQ Canada Small Cap Index

IQ Global Agribusiness Small Cap Index

IQ Global Oil Small Cap Index

IQ U.S. Real Estate Small Cap Index

IQ Mexico Small Cap ETF (MEXI)
IQ Asian Tigers ETF (ROAR)
IQ Asian Tigers Consumer ETF (ABUY)
IQ Asian Tigers Small Cap ETF (MEOW)
IQ Asia Pacific ex-Japan Small Cap ETF (APXJ)
IQ Australia Mid Cap ETF (MATE)
IQ Canada Mid Cap ETF (CNDM)
IQ Global Precious Metals Small Cap ETF (JEWL)

IQ Fastest Growing Companies ETF (GRWS)
IQ Innovation Leaders ETF (RD)

IQ Mexico Small Cap Index

IQ Asian Tigers Index

IQ Asian Tigers Consumer Index

IQ Asian Tigers Small Cap Index

IQ Asia Pacific ex-Japan Small Cap Index

IQ Australia Mid Cap Index

IQ Canada Mid Cap Index

IQ Global Precious Metals Small Cap Index

IQ Fastest Growing Companies Index

IQ Innovation Leaders Index

IQ Candriam SRI U.S. Equity ETF (SRIU)

IQ Candriam SRI World Equity ETF (SRIW)

IQ Candriam SRI International Equity ETF (SRIN)

IQ Candriam SRI European Equity ETF (SRIE)

IQ Candriam SRI Asia Pacific Equity ETF (SRIA)

IQ Candriam SRI US Equity Index IQ Candriam SRI World Equity Index IQ Candriam SRI International Equity Index IQ Candriam SRI European Equity Index IQ Candriam SRI Asia Pacific Equity Index

SHARES OF THE TRUST ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY INDEXIQ. INDEXIQ MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE SHARES OF THE TRUST OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF TRADING IN THE PRODUCT(S). INDEXIQ HAS NO OBLIGATION TO TAKE THE NEEDS OF INDEXIQ ADVISORS LLC (IN ITS CAPACITY AS LICENSEE OF THE UNDERLYING INDEXES, THE “LICENSEE”) OR THE OWNERS OF THE SHARES OF THE TRUST INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE UNDERLYING INDEXES. INDEXIQ IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE SHARES OF THE TRUST TO BE LISTED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE SHARES OF THE TRUST ARE TO BE CONVERTED INTO CASH. INDEXIQ HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE SHARES OF THE TRUST.

INDEXIQ DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN AND INDEXIQ SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. INDEXIQ MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE SHARES OF THE TRUST, OR ANY OTHER PERSON

OR ENTITY FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. INDEXIQ MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL INDEXIQ HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN INDEXIQ AND LICENSEE.

The following applies to the IQ 50 Percent Hedged FTSE International ETF, IQ 50 Percent Hedged FTSE Europe ETF, IQ 50 Percent Hedged FTSE Germany ETF, IQ 50 Percent Hedged FTSE Japan ETF and IQ 50 Percent Hedged FTSE Emerging Markets ETF (each, an “IQ 50 Percent Hedged Fund” and, collectively, the “IQ 50 Percent Hedged Funds”).

The information contained herein regarding the Underlying Index and FTSE International Limited (“FTSE”) was provided by FTSE, while the information contained herein regarding the securities markets and DTC was obtained from publicly available sources.

Fund	Underlying Index
IQ 50 Percent Hedged FTSE International ETF (HFXI)
IQ 50 Percent Hedged FTSE Europe ETF (HFXE)
IQ 50 Percent Hedged FTSE Germany ETF (HFXG)
IQ 50 Percent Hedged FTSE Japan ETF (HFXJ)
IQ 50 Percent Hedged FTSE Emerging Markets ETF (HFXM)

FTSE Developed ex North America 50% Hedged to USD Index

FTSE Developed Europe 50% Hedged to USD Index

FTSE Germany 50% Hedged to USD Index

FTSE Japan 50% Hedged to USD Index

FTSE Emerging 50% Hedged to USD Index

THE IQ 50 PERCENT HEDGED FTSE INTERNATIONAL ETF, IQ 50 PERCENT HEDGED FTSE EUROPE ETF, IQ 50 PERCENT HEDGED FTSE GERMANY ETF, IQ 50 PERCENT HEDGED FTSE JAPAN ETF, AND IQ 50 PERCENT HEDGED FTSE EMERGING MARKETS ETF ARE NOT IN ANY WAY SPONSORED, ENDORSED, SOLD, OR PROMOTED BY FTSE OR THE LONDON STOCK EXCHANGE GROUP COMPANIES (“LSEG”) (TOGETHER THE “LICENSOR PARTIES”), AND NONE OF THE LICENSOR PARTIES MAKE ANY CLAIM, PREDICTION, WARRANTY, OR REPRESENTATION WHATSOEVER, EXPRESSLY OR IMPLIEDLY, EITHER AS TO (I) THE RESULTS TO BE OBTAINED FROM THE USE OF THE FTSE DEVELOPED EX NORTH AMERICA 50% HEDGED TO USD INDEX, FTSE DEVELOPED EUROPE 50% HEDGED TO USD INDEX, FTSE GERMANY 50% HEDGED TO USD INDEX, FTSE JAPAN 50% HEDGED TO USD INDEX, AND FTSE EMERGING 50% HEDGED TO USD INDEX (EACH, AN “INDEX”), (II) THE FIGURE AT WHICH EACH INDEX IS SAID TO STAND AT ANY PARTICULAR TIME ON ANY PARTICULAR DAY OR OTHERWISE, OR (III) THE SUITABILITY OF EACH INDEX FOR THE PURPOSE TO WHICH IT IS BEING PUT IN CONNECTION WITH A FUND. NONE OF THE LICENSOR PARTIES HAVE PROVIDED OR WILL PROVIDE ANY FINANCIAL OR INVESTMENT ADVICE OR RECOMMENDATION IN RELATION TO AN INDEX TO THE ADVISOR OR TO ITS CLIENTS. EACH INDEX IS CALCULATED BY FTSE OR ITS AGENT. NONE OF THE LICENSOR PARTIES SHALL BE (A) LIABLE (WHETHER IN NEGLIGENCE OR OTHERWISE) TO ANY PERSON FOR ANY ERROR IN AN INDEX OR (B) UNDER ANY OBLIGATION TO ADVISE ANY PERSON OF ANY ERROR THEREIN. ALL RIGHTS IN EACH INDEX VEST IN FTSE. “FTSE®” IS A TRADEMARK OF LSEG AND IS USED BY FTSE UNDER LICENSE.

The following applies to the IQ Chaikin U.S. Dividend Achievers ETF, IQ Chaikin U.S. Large Cap ETF and IQ Chaikin U.S. Small Cap ETF (each, an “IQ Chaikin Fund” and, collectively, the “IQ Chaikin Funds”).

The information contained herein regarding the Underlying Index and Nasdaq, Inc. (“Nasdaq”) was provided by the Nasdaq, while the information contained herein regarding the securities markets and DTC was obtained from publicly available sources.

Fund	Underlying Index
IQ Chaikin U.S. Dividend Achievers ETF (CDAV) IQ Chaikin U.S. Large Cap ETF (CLRG) IQ Chaikin U.S. Small Cap ETF (CSML)	Nasdaq Chaikin Power US Dividend Achievers Index Nasdaq Chaikin Power US Large Cap Index Nasdaq Chaikin Power US Small Cap Index

The Product(s) is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”).  The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s).  The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq Chaikin Power US Dividend Achievers Index, Nasdaq Chaikin Power US Small Cap Index and Nasdaq Chaikin Power US Large Cap Index to track general stock market performance.  The Corporations' only relationship to IndexIQ Advisors LLC (“Licensee”) is in the licensing of the Nasdaq® and certain trade names of the Corporations and the use of the Nasdaq Chaikin Power US Dividend Achievers Index, Nasdaq Chaikin Power US Small Cap Index and Nasdaq Chaikin Power US Large Cap Index which are determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s).  Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq Chaikin Power US Dividend Achievers Index, Nasdaq Chaikin Power US Small Cap Index and Nasdaq Chaikin Power US Large Cap Index.  The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash.  The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of Nasdaq Chaikin Power US Dividend Achievers Index, Nasdaq Chaikin Power US Small Cap Index and Nasdaq Chaikin Power US Large Cap Index or any data included therein.  The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, owners of the product(s), or any other person or entity from the use of the Nasdaq Chaikin Power US Dividend Achievers Index, Nasdaq Chaikin Power US Small Cap Index and Nasdaq Chaikin Power US Large Cap Index or any data included therein.  The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein.  Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of the possibility of such damages.

Chaikin, Chaikin Analytics and Chaikin Power Gauge are registered trademarks or service marks of Chaikin Analytics LLC and Chaikin Investments LLC and used under license.

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Delaware statutory trust on July 1, 2008 and is authorized to have multiple segregated series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of a number of separate investment portfolios, of which 21 are in operation. This SAI addresses the following investment portfolios of the Trust (each, a “Fund” and, collectively, the “Funds”):

IQ Hedge Multi-Strategy Tracker ETF

IQ Hedge Macro Tracker ETF

IQ Hedge Market Neutral Tracker ETF

IQ Hedge Long/Short Tracker ETF

IQ Hedge Event-Driven Tracker ETF

IQ Real Return ETF

IQ Leaders GTAA Tracker ETF

IQ Leaders Bond Allocation Tracker ETF

IQ Enhanced Core Bond U.S. ETF

IQ Enhanced Core Plus Bond U.S. ETF

IQ Merger Arbitrage ETF

IQ Global Resources ETF

IQ Australia Small Cap ETF

IQ Canada Small Cap ETF

IQ Global Agribusiness Small Cap ETF

IQ Global Oil Small Cap ETF

IQ U.S. Real Estate Small Cap ETF

IQ Chaikin U.S. Dividend Achievers ETF

IQ Chaikin U.S. Large Cap ETF

IQ Chaikin U.S. Small Cap ETF

IQ 50 Percent Hedged FTSE International ETF

IQ 50 Percent Hedged FTSE Europe ETF

IQ 50 Percent Hedged FTSE Germany ETF

IQ 50 Percent Hedged FTSE Japan ETF

IQ 50 Percent Hedged FTSE Emerging Markets ETF

IQ Mexico Small Cap ETF

IQ Asian Tigers ETF

IQ Asian Tigers Consumer ETF

IQ Asian Tigers Small Cap ETF

IQ Asia Pacific ex-Japan Small Cap ETF

IQ Australia Mid Cap ETF

IQ Canada Mid Cap ETF

IQ Global Precious Metals Small Cap ETF

IQ Fastest Growing Companies ETF

IQ Innovation Leaders ETF

IQ Candriam SRI U.S. Equity ETF

IQ Candriam SRI World Equity ETF

IQ Candriam SRI International Equity ETF

IQ Candriam SRI European Equity ETF

IQ Candriam SRI Asia Pacific Equity ETF

Each of the IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Hedge Market Neutral Tracker ETF, IQ Hedge Long/Short Tracker ETF, IQ Hedge Event-Driven Tracker ETF, IQ Fastest Growing Companies ETF, IQ Innovation Leaders ETF, IQ Leaders GTAA Tracker ETF, IQ Chaikin U.S. Dividend Achievers ETF, IQ Chaikin U.S. Large Cap ETF, IQ Chaikin U.S. Small Cap ETF, IQ Candriam SRI U.S. Equity ETF, IQ Candriam SRI World Equity ETF, IQ Candriam SRI International Equity ETF, IQ Candriam SRI European Equity ETF and IQ Candriam SRI Asia Pacific Equity ETF are deemed to be diversified for the purposes of the 1940 Act. Each other Fund is deemed to be non-diversified for the purposes of the 1940 Act. Other portfolios may be added to the Trust in the future. The shares of the Funds are referred to herein as “Fund Shares” or “Shares.” The offering of Shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

The Funds are managed by IndexIQ Advisors LLC (the “Advisor”). The Advisor has been registered as an investment adviser with the Securities and Exchange Commission (the “SEC”) since August 2007 and is a wholly-owned indirect subsidiary of New York Life Investment Management Holdings LLC.

The Funds offer and issue Shares at net asset value (the “NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for a basket of equity securities included in the relevant Underlying Indexes (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”). The IQ Asian Tigers ETF, IQ Asian Tigers Consumer ETF and IQ Asian Tigers Small Cap ETF (together, the “Cash Creation Funds” and, each, a “Cash Creation Fund”) issue Creation Units in a significant proportion for a Cash Component that represents the whole value of the applicable equity securities of the relevant Underlying Index. The Shares of the each Fund, except the IQ Chaikin Funds, trade or are expected to trade on the NYSE Arca, Inc. (the “NYSE”) and shares of each IQ Chaikin Funds trade or are expected to trade on The NASDAQ Stock Market LLC (“Nasdaq”). NYSE and Nasdaq are referred to as an "Exchange" and collectively, the “Exchanges”. Fund Shares will trade on the applicable Exchange at market prices that may be below, at, or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for Deposit Securities and a Cash Component. The Cash Creation Funds intend that the Cash Component will principally represent the whole or a significant portion of the Creation Unit redemption proceeds. Creation Units are aggregations of 50,000 Shares of a Fund. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

If a Fund presently creates and redeems Fund Shares in kind, the Trust reserves the right to offer a “cash” option for creations and redemptions of Fund Shares. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See the “Purchase and Redemption of Creation Units” section. In each instance of such cash creations or redemptions, or in the instances of the Cash Creation Funds, transaction fees may be imposed that will be higher than the transaction fees associated with in kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the Exchange necessary for each Fund to maintain the listing of its Shares will continue to be met. Each Exchange will consider the suspension of trading and delisting of the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the applicable Exchange, makes further trading on the applicable Exchange inadvisable. Each Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

The Funds’ continued listing on an Exchange or another stock exchange or market system is a condition of the exemptive relief the Funds obtained from the SEC to operate as exchange-traded funds (“ETFs”). Any Fund’s failure to be so listed would result in the termination of the Fund.

As in the case of other stocks traded on an Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

INVESTMENT OBJECTIVES AND POLICIES

Investment Objectives

Each Fund has a distinct investment objective and policies. There can be no assurance that a Fund’s objective will be achieved. The investment objective of each Fund is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of a particular index (each, an “Underlying Index”) created by IndexIQ, an affiliate of the Advisor, FTSE or Nasdaq, as applicable.

All investment objectives and investment policies not specifically designated as fundamental may be changed without shareholder approval. Additional information about each Fund, its policies, and the investment instruments it may hold, is provided below.

The Funds’ share prices will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions. The Funds should not be relied upon as a complete investment program.

IndexIQ serves as the index provider to each Fund (except the IQ 50 Percent Hedged Funds and the IQ Chaikin Funds) and uses a proprietary rules-based methodology (the “Index Methodology”) to construct and maintain the Underlying Index of each such Fund. The Underlying Index to each Fund and the Index Methodology for each Underlying Index, including a list of the component securities of such Underlying Index, can be found on the Trust’s website at www.IQetfs.com.

Investment Restrictions

The investment restrictions set forth below have been adopted by the Board of Trustees of the Trust (the “Board”) as fundamental policies that cannot be changed with respect to a Fund without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund. The investment objective of each Fund and all other investment policies or practices of the Fund are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. For purposes of the 1940 Act, a “majority of the outstanding voting securities” means the lesser of the vote of (i) 67% or more of the Shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding Shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Shares of the Fund.

For purposes of the following limitations, any limitation which involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund.

As a matter of fundamental policy, each Fund other than the IQ Global Resources ETF, IQ Global Agribusiness Small Cap ETF, IQ Global Oil Small Cap ETF, IQ Asian Tigers Consumer ETF, IQ U.S. Real Estate Small Cap ETF and IQ Global Precious Metals Small Cap ETF may not invest 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries (excluding the United States (“U.S.”) government or any of its agencies or instrumentalities). Nonetheless, to the extent the Fund’s Underlying Index is concentrated in a particular industry or group of industries, the Fund’s investments will exceed this 25% limitation to the extent that it is necessary to gain exposure to Underlying Index Components (as defined below) to track its Underlying Index.

For certain Funds in which the Underlying Index is expected to exceed this 25% limitation, the particular industry or group of industries may be identified in its Prospectus description contained under the caption “Index Description.”

The IQ Global Resources ETF will concentrate in the securities of issuers in the resources-related industries or sectors so identified.

The IQ Global Agribusiness Small Cap ETF will concentrate in the securities of issuers in the agribusiness sector and may, to the extent its Underlying Index is so concentrated, be concentrated in the securities of issuers in one or more industries related to the agribusiness sector.

The IQ Global Oil Small Cap ETF will concentrate in the securities of issuers in the oil sector and may, to the extent its Underlying Index is so concentrated, be concentrated in the securities of issuers in one or more industries related to the oil sector.

The IQ Asian Tigers Consumer ETF will concentrate in the securities of issuers in the consumer sector and may, to the extent its Underlying Index is so concentrated, be concentrated in the securities of issuers in one or more industries related to the consumer sector.

The IQ U.S. Real Estate Small Cap ETF will concentrate in the securities of issuers in the real estate sector and may, to the extent its Underlying Index is so concentrated, be concentrated in the securities of issuers in one or more industries related to the real estate sector.

The IQ Global Precious Metals Small Cap ETF will concentrate in the securities of issuers in the precious metals industry and may, to the extent its Underlying Index is so concentrated, be concentrated in the securities of issuers in one or more industries related to the precious metals industry.

A Fund may, notwithstanding any other fundamental investment restriction or policy, invest some or all of its assets in a single ETF, open-end investment company or series thereof with substantially the same fundamental investment objective, restrictions and policies as the Fund.

As a matter of fundamental policy, each Fund other than the IQ Enhanced Core Bond U.S. ETF, IQ Enhanced Core Plus Bond U.S. ETF, IQ Chaikin U.S. Dividend Achievers ETF, IQ Chaikin U.S. Large Cap ETF, IQ Chaikin U.S. Small Cap ETF, IQ Candriam SRI U.S. Equity ETF, IQ Candriam SRI World Equity ETF, IQ Candriam SRI International Equity ETF, IQ Candriam SRI European Equity ETF and IQ Candriam SRI Asia Pacific Equity ETF:

A. May not borrow money, except (a) the Fund may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, (d) the Fund may purchase securities on margin to the extent permitted by applicable law, and (e) the Fund may engage in portfolio transactions, such as mortgage dollar rolls which are accounted for as financings. Asset coverage of at least 300% (as defined in the 1940 Act), inclusive of any amounts borrowed, must be maintained at all times.

B. May not make loans, except through (a) the purchase of debt obligations in accordance with the Fund’s investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities as permitted by applicable law.

C. May not underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting.

D. May not purchase, hold or deal in real estate, although the Fund may purchase and sell securities or other investments that are secured by real estate or interests therein or that reflect the return of an index of real estate values, securities of real estate investment trusts and other companies that are engaged primarily in real estate-

related businesses and mortgage-related securities and may hold and sell real estate acquired by the Fund as a result of the ownership of securities.

E. May not invest in commodities or currencies, except that the Fund may invest in (a) publicly traded commodity pools or (b) financial instruments (such as structured notes, swaps, futures contracts, forward contracts, and options on such contracts) (i) on commodities or currencies, (ii) that represent indices of commodity or currency prices, or (iii) that reflect the return of such indices.

F. May not issue senior securities to the extent such issuance would violate applicable law.

As a matter of fundamental policy, each of the IQ Enhanced Core Bond U.S. ETF, IQ Enhanced Core Plus Bond U.S. ETF, IQ Chaikin U.S. Dividend Achievers ETF, IQ Chaikin U.S. Large Cap ETF, IQ Chaikin U.S. Small Cap ETF, IQ Candriam SRI U.S. Equity ETF, IQ Candriam SRI World Equity ETF, IQ Candriam SRI International Equity ETF, IQ Candriam SRI European Equity ETF and IQ Candriam SRI Asia Pacific Equity ETF (except as to any specific Fund otherwise noted below:

A. May not invest 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries (excluding the United States (“U.S.”) government or any of its agencies or instrumentalities). Nonetheless, to the extent the Fund’s Underlying Index is concentrated in a particular industry or group of industries, the Fund’s investments will exceed this 25% limitation to the extent that it is necessary to gain exposure to Underlying Index Components (as defined below) to track its Underlying Index.

B. May borrow money, to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

C. May make loans to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

D. May act as an underwriter of securities within the meaning of the Securities Act of 1933 (the “1933 Act”), to the extent permitted under the 1933 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

E. May purchase or sell real estate or any interest therein to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

F. May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act and other applicable laws, rules and regulations, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

G. May issue senior securities, to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

With respect to the Funds’ fundamental investment restriction B, asset coverage of at least 300% (as defined in the 1940 Act), inclusive of any amounts borrowed, must be maintained at all times.

A Fund may, notwithstanding any other fundamental investment restriction or policy, invest some or all of its assets in a single ETF, open-end investment company or series thereof with substantially the same fundamental investment objective, restrictions and policies as the Fund.

Unless otherwise indicated, all of the percentage limitations above and in the investment restrictions recited in the Prospectus apply to each Fund on an individual basis, and apply only at the time a transaction is entered into, except that any borrowing by a Fund that exceeds applicable limitations must be reduced to meet such limitations within the period required by the 1940 Act. Therefore, a change in the percentage that results from a relative change in values or from a change in a Fund’s assets will not be considered a violation of the Fund’s policies or restrictions. “Valueˮ for the purposes of all investment restrictions shall mean the value used in determining a Fund’s net asset value (“NAVˮ).

INVESTMENT STRATEGIES AND RISKS

A discussion of the risks associated with an investment in each Fund is contained in the Funds’ Prospectus under the headings “Principal Risk Factors,” “Description of the Principal Risks of the Funds” and “Additional Risks.” The discussion below supplements, and should be read in conjunction with, such sections of the Funds’ Prospectuses.

General

Investment in each Fund should be made with an understanding that the value of the portfolio of securities held by such Fund may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks generally and other factors.

None of the Funds is actively managed by traditional methods and therefore the adverse financial condition of any one issuer will not result in the elimination of its securities from the portfolio securities held by the Fund unless the securities of such issuer are removed from its respective Underlying Index.

An investment in each Fund should also be made with an understanding that a Fund will not be able to replicate exactly the performance of its Underlying Index because the total return generated by its portfolio securities will be reduced by transaction costs incurred in adjusting the actual balance of such securities and other Fund expenses, whereas such transaction costs and expenses are not included in the calculation of its Underlying Index. It is also possible that for short periods of time, a Fund may not fully replicate the performance of its Underlying Index due to the temporary unavailability of certain Underlying Index securities in the Secondary Market or due to other extraordinary circumstances. Such events are unlikely to continue for an extended period of time because a Fund is required to correct such imbalances by means of adjusting the composition of its portfolio securities. It is also possible that the composition of a Fund may not exactly replicate the composition of its Underlying Index if the Fund has to adjust its portfolio securities in order to continue to qualify as a “regulated investment company” under the U.S. Internal Revenue Code of 1986, as amended.

IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Hedge Market Neutral Tracker ETF, IQ Hedge Long/Short Tracker ETF, and IQ Hedge Event-Driven Tracker ETF

Each Fund is a “fund of funds,” which means each invests, under certain circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index, which includes underlying funds. Each Underlying Index consists of a number of components (“Underlying Index Components”) selected in accordance with IndexIQ’s rules-based methodology of such Underlying Index. Such Underlying Index Components will include primarily ETFs and/or other exchange-traded vehicles issuing equity securities organized in the U.S. such as exchange-traded commodity pools (“ETVs”) and may include exchange-traded notes (“ETNs”) (such ETFS, ETVs, and ETNs are referred to collectively as “exchange-traded products” or “ETPs”). The Funds may also invest in futures contracts, swap agreements, forward contracts, reverse repurchase agreements, options on securities, and indices, and other financial instruments (collectively, “Financial Instruments”). The ETPs that constitute each Fund’s investments are collectively referred to as “Underlying ETPs.”

The Underlying Index may include both long and short positions in ETFs and ETVs. As opposed to taking long positions in which an investor seeks to profit from increases in the price of a security, short selling (or "selling short") is a technique used by the Fund to try and profit from the falling price of a security. Short selling involves selling a security that has been borrowed from a third party with the intention of buying the identical security back at a later date to return to that third party. The basic principle of short selling is that one can profit by selling a security now at a high price and later buying it back at a lower price. The short seller hopes to profit from a decline in the price of the security between the sale and the repurchase, as the seller will pay less to buy the security than it received on selling the security.

The Underlying Indexes generally are based on the premise that hedge fund returns, when aggregated within similar hedge fund investment styles, display over time significant exposures to a set of common investment strategies and asset classes. By creating indexes that have similar exposures to the same investment strategies and asset classes, IndexIQ seeks to replicate the beta return characteristics of the collective hedge funds within a given hedge fund investment style (a “Strategy”). By attempting to replicate beta return characteristics, IndexIQ is trying to generate total return and volatility results of a broad-based hedge fund Strategy over a 12 to 36 month period of time, and not on a daily basis, that are substantially similar to a given Strategy’s returns as publicly reported by third parties unaffiliated with the Funds or the Advisor.

Under normal circumstances, at least 80% of a Fund’s net assets, plus the amount of any borrowings for investment purposes will be invested in its Underlying Index Components. In determining the Fund's net assets for the purposes of this 80% threshold, accounting practices do not include collateral held under the Fund's securities lending program, as such collateral does not represent a true asset of the relevant Fund. For the IQ Hedge Multi-Strategy Tracker ETF, the IQ Hedge Macro Tracker ETF and the IQ Hedge Market Neutral Tracker ETF, the Underlying Index Components provide exposure to broad asset classes that include but are not limited to U.S. and international equities, U.S. and international government fixed income securities, U.S. corporate credit and high yield bonds, currencies, real estate (as represented by investment in the equity securities of real estate investment trusts (“REITs”)), commodities and the implied volatility of the S&P 500® Index. For the IQ Hedge Long/Short Tracker ETF and the IQ Hedge Event-Driven Tracker ETF, the Underlying Index Components provide exposure to broad asset classes that include but are not limited to: U.S. equities; international equities; emerging market equities; U.S. government fixed-income securities; U.S. mortgage-backed debt; U.S. corporate credit bonds; U.S. convertible debt; and U.S. floating rate bank loans.

In addition, each Fund may invest up to 20% of its net assets in investments not included in its Underlying Index, but which the Advisor believes will help the Fund track its Underlying Index. For example, a Fund may hold the underlying portfolio constituents of one or more Underlying ETPs composing its Underlying Index, or a representative sample thereof. A Fund may also purchase ETPs that are not Underlying Index Components. Furthermore, a Fund may invest in one or more Financial Instruments. As an example of the use of such Financial Instruments, a Fund may use total return swaps on the indexes on which the Underlying ETPs are based, on the underlying securities or other constituents of such Underlying ETPs, or on the Underlying ETPs themselves, in order to achieve exposures to investment strategies and/or asset class exposures that are similar to those of the Underlying Index.

IQ Real Return ETF, IQ Merger Arbitrage ETF, and IQ Global Resources ETF

Each Underlying Index consists of a number of components (the “Underlying Index Components”) selected in accordance with IndexIQ’s rules-based methodology for such Underlying Index. The IQ Real Return ETF is a “fund of funds” as it invests its assets in the investments included in the Underlying Index, which includes primarily underlying funds. Such Underlying Index Components may include exchange-traded funds (“ETFs”) and/or other exchange-traded vehicles issuing equity securities organized in the U.S., such as exchange-traded commodity pools (“ETVs”), and may include exchange-traded notes (“ETNs”) (such ETFs, ETVs and ETNs are referred to collectively as “exchange-traded products” or “ETPs”). The ETPs that constitute each Fund’s investments are collectively referred to as “Underlying ETPs.”

The IQ Real Return ETF seeks to track an Underlying Index, which in turn seeks to provide investors with a hedge against the U.S. inflation rate by providing a “real return” or a return above the rate of inflation, as represented by the Consumer Price Index (the “CPI”), a leading government measure of inflation in the U.S. economy. The Underlying Index, through allocations to ETFs and ETVs, includes exposures to asset classes whose returns incorporate inflation expectations in an attempt to achieve its investment objective. This is based on the premise that capital market returns tend to be forward looking and anticipate economic developments, including inflation expectations.

The IQ Merger Arbitrage ETF and IQ Global Resources ETF seek to track Underlying Indexes that include primarily non-ETF equities and therefore are not “funds of funds.” Both of the Funds seek to track Underlying Indexes that include U.S. and non-U.S. equity securities. At least 40% of the IQ Global Resources ETF’s assets will be comprised of securities in two or more non-U.S. countries. Under normal circumstances, at least 80% of the Fund’s assets will be comprised of securities of issuers primarily engaged in the resource industry segments.

Under normal circumstances, at least 80% of a Fund’s net assets, plus the amount of any borrowings for investment purposes will be invested in its Underlying Index Components. In determining the Fund’s net assets for the purpose of this 80% threshold, accounting practices do not included collateral held under the Fund’s securities lending program, as such collateral does not represent a true asset of the relevant Fund. In addition, each Fund may invest up to 20% of its net assets in investments not included in its Underlying Index, but which the Advisor believes will help the Fund track its Underlying Index. For example, a Fund may hold the underlying portfolio constituents of one or more Underlying ETPs composing its Underlying Index, or a representative sample thereof. A Fund may also purchase ETPs that are not Underlying Index Components. Furthermore, a Fund may invest in one or more Financial Instruments. As an example of the use of such Financial Instruments, a Fund may use total return swaps on the indexes on which the Underlying ETPs are based, on the underlying securities or other constituents of such Underlying ETPs, or on the Underlying ETPs themselves, in order to achieve exposures to investment strategies and/or asset class exposures that are similar to those of the Underlying Index. Alternatively, a Fund may buy or sell futures contracts to replicate exposures to the Underlying Index Components.

IQ Australia Small Cap ETF, IQ Canada Small Cap ETF, IQ Global Agribusiness Small Cap ETF, and IQ Global Oil Small Cap ETF

Country-specific Funds are part of a family of funds that seek to track Underlying Indexes, which in turn seek to track the overall performance of the small capitalization sector or the small and middle capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in the country designated in the Fund’s title. Commodity-related Funds are part of a family of funds that seek to track Underlying Indexes, which in turn seek to track the overall performance of the small capitalization sector of publicly traded companies that are engaged primarily in applicable commodity sectors. The IQ Global Agribusiness Small Cap ETF and the IQ Global Oil Small Cap ETF seek to track the overall performance of the agribusiness sector and oil sector, respectively, on a global level.

Each Underlying Index consists of a number of components (the “Underlying Index Components”) selected in accordance with IndexIQ’s rules-based methodology for such Underlying Index. Each qualification of an Underlying Index Component set forth below is measured as of each quarterly rebalance date.

In the case of the country-specific Funds, each Underlying Index Component must be domiciled and have its primary exchange listing in the applicable country in its name. Additionally, each Underlying Index Component must have a market capitalization of at least $150 million for the prior 90 days, three-month average daily trading volume of at least $1 million, and minimum monthly volume of 250,000 shares each month over the last six months. Each Underlying Index Component must have a maximum average market capitalization equal to the bottom 15 percent ranking of companies in the designated country for such Fund based on market capitalization for the prior 90 days.

In the case of the commodity-related Funds, each Underlying Index Component must be engaged primarily in the applicable commodity sector in its name. Each Underlying Index Component must have a market capitalization of at least $150 million for the prior 90 days, three-month average daily trading volume of at least $1 million, and minimum monthly volume of 250,000 shares each month over the last six months. Additionally, each Underlying Index Component of the IQ Global Agribusiness Small Cap ETF and IQ Global Oil Small Cap ETF must have a maximum average market capitalization equal to the bottom 10 percent ranking of agribusiness companies and oil companies, respectively, globally based on market capitalization for the prior 90 days.

Under normal circumstances, at least 80% of a Fund’s net assets, plus the amount of any borrowings for investment purposes will be invested in its Underlying Index Components. In determining the Fund's net assets for the purposes of this 80% threshold, accounting practices do not include collateral held under the Fund's securities lending program, as such collateral does not represent a true asset of the relevant Fund. In addition, each Fund may invest up to 20% of its net assets in investments not included in its Underlying Index, but which the Advisor believes will help the Fund track its Underlying Index. For example, a Fund may hold the underlying portfolio constituents of one or more Underlying ETPs composing its Underlying Index, or a representative sample thereof. A Fund may also purchase ETFs, ETPs, publicly traded commodity pools and exchange-traded notes (“ETNs”) that are not Underlying Index Components. Furthermore, a Fund may invest in one or more Financial Instruments. As an example of the use of such Financial Instruments, a Fund may use total return swaps on the indexes on which the underlying ETPs are based, on the underlying securities or other constituents of such underlying ETPs, or on the underlying ETPs themselves, in order to achieve exposures to investment strategies and/or asset class exposures that are similar to those of the Underlying Index. The Funds will not directly employ leverage in their investment strategies; nevertheless, a Fund may indirectly be leveraged if and to the extent the Fund invests in Financial Instruments to replicate an exposure to an inverse ETP that is leveraged.

IQ Mexico Small Cap ETF, IQ Asian Tigers ETF, IQ Asian Tigers Consumer ETF, IQ Asian Tigers Small Cap, IQ Asia Pacific ex-Japan Small Cap ETF, IQ Australia Mid Cap ETF, IQ Canada Mid Cap ETF, IQ Global Precious Metals Small Cap ETF, and IQ U.S. Real Estate Small Cap ETF

Each Underlying Index consists of a number of components (the “Underlying Index Components”) selected in accordance with IndexIQ’s rules-based methodology for such Underlying Index.

The IQ Mexico Small Cap ETF is part of a family of funds that seeks to track Underlying Indexes, which in turn seek to track the overall performance of the small capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in the country designated in each Fund’s title.

The IQ Australia Mid Cap ETF, IQ Canada Mid Cap ETF and IQ Japan Mid Cap ETF comprise a family of funds that seeks to track Underlying Indexes, which in turn seek to track the overall performance of the mid capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in the country designated in each Fund’s title.

The IQ Asian Tigers ETF, IQ Asian Tigers Consumer ETF and IQ Asian Tigers Small Cap ETF comprise a family of funds that seeks to track Underlying Indexes, which in turn seek to track the overall performance of varying segments of publicly traded companies domiciled and primarily listed on an exchange in any of the following markets: Hong Kong, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam (“Asian Tiger Markets”).

The IQ Asia Pacific ex-Japan Small Cap ETF seeks to track its respective Underlying Index, which in turn seeks to track the overall performance of the small capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in the Asia Pacific ex-Japan region.

The IQ U.S. Real Estate Small Cap ETF and IQ Global Precious Metals Small Cap ETF each seeks to track its Underlying Index, which in turn seeks to track the overall performance of the small capitalization sector of publicly traded companies in the U.S. real estate investment industry and global precious metals industry, respectively.

Under normal circumstances, at least 80% of a Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in its Underlying Index Components and in depositary receipts based on the securities in its Underlying Index; provided, however, that the Advisor does not expect the IQ U.S. Real Estate Small Cap ETF to invest in depositary receipts. In determining the Fund’s net assets for the purposes of this 80% threshold, accounting practices do not include collateral held under the Fund’s securities lending program, as such collateral does not represent a true asset of the relevant Fund. In addition, each Fund may invest up to 20% of its net assets in investments not included in its Underlying Index, but which the Advisor believes will help the Fund track its Underlying Index. For example, there may be instances in which the Advisor may choose to purchase (or sell) securities not in the Underlying Index that the Advisor believes are appropriate to substitute for one or more Underlying Index Components in seeking to replicate, before fees and expenses, the performance of the Underlying Index.

Furthermore, a Fund may invest in one or more financial instruments, including but not limited to futures contracts, swap agreements and forward contracts, reverse repurchase agreements, and options on securities, and indices (collectively, “Financial Instruments”). As an example of the use of such Financial Instruments, the Fund may use total return swaps on one or more Underlying Index Components in order to achieve exposures that are similar to those of the Underlying Index.

At least 40% of the net assets of the IQ Global Precious Metals Small Cap ETF will be comprised of securities in two or more non-U.S. countries.

The Funds will not directly employ leverage in their investment strategies.

Generally, the Underlying Index methodologies may be summarized as noted below.

Liquidity Requirements

To be eligible for inclusion in any of the Fund’s Underlying Indexes, a security must have a three-month average daily trading volume of at least $1 million and minimum monthly volume of 250,000 shares each month over the last six months as of each rebalance date.

Additionally, to be eligible for inclusion in the below listed indexes, a security must meet the indicated liquidity requirements based on minimum average market capitalization for the prior 90 days and as of the rebalance date:

  $150 million for the IQ Mexico Small Cap Index, IQ Asian Tigers Consumer Index, IQ Asian Tigers Small Cap Index, IQ Asia Pacific ex-Japan Small Cap Index, IQ U.S. Real Estate Small Cap Index and IQ Global Precious Metals Cap Index.
  $500 million for the IQ Asian Tigers Index, IQ Australia Mid Cap Index and IQ Canada Mid Cap Index.

Market Capitalization Eligibility

To be eligible for inclusion in the below listed indexes, a security must meet the indicated minimum average market capitalization for the 90 days prior to the rebalance date:

  Equal to the top 85% ranking of companies in the Asian Tiger Markets based on market capitalization for the IQ Asian Tigers Index.
  Equal to the top 85% ranking of companies in the respective country or region based on market capitalization for the IQ Australia Mid Cap Index and IQ Canada Mid Cap Index.

To be eligible for inclusion in the below listed indexes, a security must meet the indicated maximum average market capitalization for the 90 days prior to the rebalance date:

  Equal to the bottom 15% ranking of companies in the respective country, region and/or industry based on market capitalization for the IQ Mexico Small Cap Index, IQ Asian Tigers Small Cap Index and IQ Asia Pacific ex-Japan Small Cap Index.
  Equal to the bottom 30% ranking of companies in the respective country or region based on market capitalization for the IQ Australia Mid Cap Index, IQ Canada Mid Cap Index and IQ Japan Mid Cap Index.
  Equal to the bottom 10% ranking of Precious Metals Companies globally based on market capitalization for the IQ Precious Metals Small Cap Index.

  Equal to the bottom 10% ranking of Real Estate Companies in the U.S. based on market capitalization for the IQ U.S. Real Estate Small Cap Index.

Reconstitution & Rebalance Frequency

Each Underlying Index will be reconstituted and rebalanced on a quarterly basis.

IQ Fastest Growing Companies ETF and IQ Innovation Leaders ETF

Each Underlying Index consists of a number of components (the “Underlying Index Components”) selected in accordance with IndexIQ’s rules-based methodology for such Underlying Index.

The IQ Fastest Growing Companies ETF seeks to track an Underlying Index, which in turn seeks to give investors exposure to high growth U.S. companies, as measured by several growth factors.

The IQ Innovation Leaders ETF seeks to track an Underlying Index, which in turn seeks to give investors exposure to highly innovative U.S. companies, as measured by several innovation-related factors.

Under normal circumstances, at least 80% of a Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in its Underlying Index Components. In determining the Fund’s net assets for the purposes of this 80% threshold, accounting practices do not include collateral held under the Fund’s securities lending program, as such collateral does not represent a true asset of the relevant Fund. In addition, each Fund may invest up to 20% of its net assets in investments not included in its Underlying Index, but which the Advisor believes will help the Fund track its Underlying Index. For example, there may be instances in which the Advisor may choose to purchase (or sell) securities not in the Underlying Index that the Advisor believes are appropriate to substitute for one or more Underlying Index Components in seeking to replicate, before fees and expenses, the performance of the Underlying Index.

Furthermore, a Fund may invest in one or more financial instruments, including but not limited to futures contracts, swap agreements and forward contracts, reverse repurchase agreements, and options on securities, and indices (collectively, “Financial Instruments”). As an example of the use of such Financial Instruments, the Fund may use total return swaps on one or more Underlying Index Components in order to achieve exposures that are similar to those of the Underlying Index.

The Funds will not directly employ leverage in their investment strategies.

Each Fund’s Underlying Index has many of the same eligibility requirements. The Underlying Index Components that are eligible for inclusion in both Funds’ Underlying Index include the following characteristics, measured as of each such Fund’s annual rebalance date:

  Issuer must be domiciled in the U.S.;
  Issuer’s shares must have their primary stock exchange listing in the U.S.;
  Issuer’s shares must have minimum average daily trading volume of at least $1 million for the prior 90 days; and
  Issuer’s shares must have minimum monthly volume of 250,000 shares each month over the prior six months.

In the case of the Fastest Growing Companies Index, the Underlying Index Constituents must be ranked within the top 500 largest U.S. public companies by sales and have a minimum average market capitalization of $1.5 billion for the 60 days prior to and as of the annual rebalance date. In the case of the Innovation Leaders Index, the Underlying Index Constituents must have a minimum average market capitalization of $300 million for the 60 days prior to and as of the annual rebalance date

The Underlying Indexes then use several different factors to select and weight the final Underlying Index Components. For the Fastest Growing Companies Index, these factors include sales growth, net income growth, cash flow growth and total return. For the Innovation Leaders Index, these factors include sales growth, research and development expense/total assets, retained earnings/sales, capital expenditures/ total assets and intangibles/total assets.

Each Underlying Index will be reconstituted and rebalanced on an annual basis.

IQ 50 Percent Hedged FTSE International ETF, IQ 50 Percent Hedged FTSE Europe ETF, IQ 50 Percent Hedged FTSE Germany ETF, IQ 50 Percent Hedged FTSE Japan ETF, and IQ 50 Percent Hedged FTSE Emerging Markets ETF

Under normal circumstances, at least 80% of a Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in its Underlying Index Components and in depositary receipts based on the securities in its Underlying Index. In determining the Fund’s net assets for the purposes of this 80% threshold, accounting practices do not include collateral held under the Fund’s securities lending program, as such collateral does not represent a true asset of the relevant Fund. In addition, each Fund may invest up to 20% of its net assets in investments not included in its Underlying Index, but which the Advisor believes will help the Fund track its Underlying Index. For example, there may be instances in which the Advisor may choose to purchase (or sell) securities not in the Underlying Index that the Advisor believes are appropriate to substitute for one or more Underlying Index Components in seeking to replicate, before fees and expenses, the performance of the Underlying Index.

Furthermore, a Fund may invest in one or more financial instruments, including but not limited to futures contracts, swap agreements and forward contracts, reverse repurchase agreements, and options on securities, and indices (collectively, “Financial Instruments”). As an example of the use of such Financial Instruments, the Fund may use total return swaps on one or more Underlying Index Components in order to achieve exposures that are similar to those of the Underlying Index.

IQ Leaders GTAA Tracker ETF and IQ Leaders Bond Allocation Tracker ETF

Each Fund is a “fund of funds,” which means each invests, under certain circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the investments included in its respective Underlying Index, which includes underlying funds. Each Underlying Indices consists of a number of components (“Underlying Index Components”) selected in accordance with IndexIQ’s rules-based methodology of each Underlying Index. Such Underlying Index Components will include primarily ETFs and/or other exchange-traded vehicles issuing equity securities organized in the U.S. such as exchange-traded commodity pools (“ETVs”) and may include exchange-traded notes (“ETNs”) (such ETFs, ETVs, and ETNs are referred to collectively as “exchange-traded products” or “ETPs”). A Fund may also invest in futures contracts, swap agreements, forward contracts, reverse repurchase agreements, options on securities, and indices, and other financial instruments (collectively, “Financial Instruments”).

An Underlying Index may include both long and short positions in ETPs. As opposed to taking long positions in which an investor seeks to profit from increases in the price of a security, short selling (or “selling short”) is a technique used by a Fund to try and profit from the falling price of a security. Short selling involves selling a security that has been borrowed from a third party with the intention of buying the identical security back at a later date to return to that third party. The basic principle of short selling is that one can profit by selling a security now at a high price and later buying it back at a lower price. The short seller hopes to profit from a decline in the price of the security between the sale and the repurchase, as the seller will pay less to buy the security than it received on selling the security.

The Underlying Indices generally are based on the premise that top-performing global allocation and global bond mutual funds display over time significant exposures to a set of common investment allocations and asset classes. By creating an index that has similar exposures to the same investment allocations and asset classes, IndexIQ seeks to replicate the beta return characteristics of selected mutual funds pursuing a global allocation or global bond allocation strategy (individually, the “Strategy” and collectively, the “Strategies”). By attempting to replicate beta return characteristics, IndexIQ is trying to generate total return and volatility results of a global allocation or global bond allocation mutual fund Strategy over a 12 to 36 month period of time, and not on a daily basis, that are substantially similar to a given Strategy’s returns as publicly reported by third parties unaffiliated with the Funds or the Advisor.

Under normal circumstances, at least 80% of each Fund’s net assets, plus the amount of any borrowings for investment purposes will be invested in its Underlying Index Components. In determining a Fund’s net assets for the purposes of this 80% threshold, accounting practices do not include collateral held under the Fund’s securities lending program, as such collateral does not represent a true asset of the Fund. The Underlying Index Components provide exposure to broad asset classes that include but are not limited to U.S. and international equities, U.S. government fixed-income securities, U.S. corporate credit and high yield bonds, and U.S. mortgage-backed securities.

In addition, a Fund may invest up to 20% of its net assets in investments not included in its respective Underlying Index, but which the Advisor believes will help the Fund track its Underlying Index. For example, a Fund may hold the underlying portfolio constituents of one or more ETPs composing its Underlying Index, or a representative sample thereof. A Fund may also purchase ETPs that are not Underlying Index Components. Furthermore, a Fund may invest in one or more Financial Instruments. As an example of the use of such Financial Instruments, a Fund may use total return swaps on the indices on which ETPs are based, on the underlying securities or other constituents of such ETPs, or on ETPs themselves, in order to achieve exposures to investment strategies and/or asset class exposures that are similar to those of the Underlying Indices.

IQ Enhanced Core Bond U.S. ETF and IQ Enhanced Core Plus Bond U.S. ETF

Each Fund is a “fund of funds,” which means each invests, under certain circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the investments included in its respective Underlying Index, which includes underlying funds. Each Underlying Indices consists of a number of components (“Underlying Index Components”) selected in accordance with IndexIQ’s rules-based methodology of each Underlying Index. Such

Underlying Index Components will include primarily ETFs and/or other exchange-traded vehicles issuing equity securities organized in the U.S. such as exchange-traded commodity pools (“ETVs”) and may include exchange-traded notes (“ETNs”) (such ETFs, ETVs, and ETNs are referred to collectively as “exchange-traded products” or “ETPs”). A Fund may also invest in futures contracts, swap agreements, forward contracts, reverse repurchase agreements, options on securities, and indices and other financial instruments (collectively, “Financial Instruments”) and bonds.

Under normal circumstances, at least 80% of each Fund’s net assets, plus the amount of any borrowings for investment purposes will be invested in its Underlying Index Components. In determining a Fund’s net assets for the purposes of this 80% threshold, accounting practices do not include collateral held under the Fund’s securities lending program, as such collateral does not represent a true asset of the Fund.

In addition, a Fund may invest up to 20% of its net assets in investments not included in its respective Underlying Index, but which the Advisor believes will help the Fund track its Underlying Index. For example, a Fund may hold the underlying portfolio constituents of one or more ETPs composing its Underlying Index, or a representative sample thereof. A Fund may also purchase ETPs that are not Underlying Index Components. Furthermore, a Fund may invest in one or more Financial Instruments. As an example of the use of such Financial Instruments, a Fund may use total return swaps on the indices on which ETPs are based, on the underlying securities or other constituents of such ETPs, or on ETPs themselves, in order to achieve exposures to investment strategies and/or asset class exposures that are similar to those of the Underlying Indices.

IQ Candriam SRI U.S. Equity ETF, IQ Candriam SRI World Equity ETF, IQ Candriam SRI International Equity ETF, IQ Candriam SRI European Equity ETF and IQ Candriam SRI Asia Pacific Equity ETF

Under normal circumstances, at least 80% of a Fund's net assets, plus the amount of any borrowings for investment purposes will be invested in its Underlying Index Components and in depositary receipts based on the securities in its Underlying Index. In determining the Fund's net assets for the purpose of this 80% threshold, accounting practices do not include collateral held under the Fund's securities lending program, as such collateral does not represent a true asset of the relevant Fund. In addition, each Fund may investment up to 20% of its net assets in investments not included in its Underlying Index, but which the Advisor believes will help the Fund track its Underlying Index. For example, there may be instances in which the Advisor may choose to purchase (or sell) securities not in the Underlying Index that the Advisor believes are appropriate to substitute for one or more Underlying Index Components in seeking to replicate, before fees and expenses, the performance of the Underlying Index.

IQ Chaikin U.S. Small Cap ETF, IQ Chaikin U.S. Large Cap ETF and IQ Chaikin U.S. Dividend Achievers ETF

Under normal circumstances, at least 80% of a fund’s assets, plus the amount of any borrowings for investment purposes will be invested in its Underlying Index Components sand in depositary receipts based on the securities in its Underlying Index. In determining the Fund’s net assets for the purposes of this 80% threshold, accounting practices do not include collateral held under the Fund’s securities lending program, as such collateral does not represent a true asset of the relevant Fund. In addition, each Fund may invest up to 20% of its net assets in investments not included in its Underlying Index, but which the Advisor believes will help the Fund track its Underlying Index. For example, there may be instances in which the Advisor may choose to purchase (or sell) securities not in the Underlying Index that the Advisor believes are appropriate to substitute for one or more Underlying Index Components in seeking to replicate, before fees and expenses, the performance of the Underlying Index.

Furthermore, a Fund may invest in one or more financial instruments, including but to limited to futures contracts, swap agreements and forward contracts, reverse repurchase agreements, and options on securities, and indices (collectively, “Financial Instruments”). As an example of the use of such Financial Instruments, the Fund may use total return swaps on one or more Underlying Index Components in order to achieve exposures that are similar to those of the Underlying Index.

Fund of Funds Risk

This risk applies to IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Hedge Market Neutral Tracker ETF, IQ Hedge Long/Short Tracker ETF, IQ Hedge Event-Driven Tracker ETF, IQ Real Return ETF, IQ Leaders GTAA Tracker ETF, IQ Leaders Bond Allocation Tracker ETF, IQ Enhanced Core Bond U.S. ETF and IQ Enhanced Core Plus Bond U.S. ETF.

Each Fund pursues its investment objective by investing primarily in securities of funds included in its Underlying Index. Each Fund’s investment performance, because it is a fund of funds, depends on the investment performance of the

Underlying ETPs in which it invests. An investment in a Fund is subject to the risks associated with the Underlying ETPs that comprise the Underlying Index in which the Fund invests. Each Fund will indirectly pay a proportional share of the asset-based fees of the Underlying ETPs in which it invests. There is a risk that IndexIQ’s evaluations and assumptions regarding the asset classes represented in each Underlying Index may be incorrect based on actual market conditions. In addition, at times the segments of the market represented by the Underlying ETPs within the Underlying Index may be out of favor and underperform other segments. The Funds have adopted a policy that prohibits a Fund from acquiring securities of registered open-end investment companies in reliance on subparagraphs G or F of section 12 of the Investment Company Act of 1940.

Long/Short Risk

This risk applies to IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Hedge Market Neutral Tracker ETF, IQ Hedge Long/Short Tracker ETF, IQ Hedge Event-Driven Tracker ETF, IQ Leaders GTAA Tracker ETF, and IQ Leaders Bond Allocation Tracker ETF.

Each Fund seeks long exposure to certain securities and may seek short exposure to certain other securities. There is no guarantee that the returns on the Fund's long or short positions will produce high, or even positive, returns and the Fund could lose money if either or both the Fund's long and short positions produce negative returns. In addition, the Fund may gain enhanced long exposure to certain securities (i.e., obtain investment exposure that exceeds the amount directly invested in those assets, a form of leverage) and, under such circumstances, will lose more money in market environments that are adverse to its long positions than funds that do not employ such leverage. As a result, such investments may give rise to losses that exceed the amount invested in those assets.

Short Sales Risk

This risk applies to IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Hedge Market Neutral Tracker ETF, IQ Hedge Long/Short Tracker ETF, IQ Hedge Event-Driven Tracker ETF, IQ Leaders GTAA Tracker ETF, and IQ Leaders Bond Allocation Tracker ETF.

Each Fund may engage in short sales. Short sales are transactions in which the Fund sells a security it does not own to obtain an inverse exposure to that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the applicable Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividend which accrues during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. There will also be other costs associated with short sales.

The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of interest the Fund may be required to pay in connection with a short sale, and will be also decreased by any transaction or other costs.

Until the Fund replaces a borrowed security in connection with a short sale, the Fund will (a) identify cash or liquid assets at such a level that such assets plus any amount deposited with the broker as collateral will equal the current value of the security sold short or (b) otherwise cover its short position in accordance with applicable law.

There is no guarantee that the Fund will be able to close out a short position at any particular time or at an acceptable price. During the time that the Fund is short a security, it is subject to the risk that the lender of the security will terminate the loan at a time when the Fund is unable to borrow the same security from another lender. If that occurs, the Fund may be "bought in" at the price required to purchase the security needed to close out the short position, which may be a disadvantageous price.

Tracking Error Risk

A Fund’s performance may not match its respective Underlying Index during any period of time. Although each Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons, including but not limited to the risk that the strategies used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results, liquidity risk and new fund risk, as well as the incurring of Fund expenses, which the Underlying Index does not incur. For example, a Fund may not be able to invest in certain securities included in its Underlying Index due to restrictions or limitations imposed, by or a lack of liquidity in, certain countries and stock exchanges in which such securities trade, or may be delayed in purchasing or selling securities included in the Underlying Index. To the extent a Fund intends to engage principally in cash transactions for the creation and redemption of Shares, such practice will affect the Fund’s ability to match the return of its Underlying Index. In addition, tracking error may be created by the use of underlying ETFs or derivative instruments to track Underlying Index Components. In addition, tracking error may occur because of differences in timing of the accrual or the valuation of dividends or interest or tax gains or losses.

Each Fund that invests in foreign securities is expected to fair value the foreign securities it holds. To the extent a Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on the securities’ closing price on local foreign markets (i.e., the value of the Underlying Index is not based on fair value prices), the Fund’s ability to track the Underlying Index may be adversely affected. To the extent that the value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates selected by the Advisor that differ from the exchange rates selected by the index provider for use in calculating the Underlying Index, the Fund’s ability to track the Underlying Index may be adversely impacted. In addition, the Fund may not be able to invest in certain securities included in the Underlying Index due to restrictions or limitations imposed by or a lack of liquidity in certain countries and stock exchanges in which such securities trade or may be delayed in purchasing or selling securities included in the Underlying Index. In addition, if the Fund utilizes depositary receipts and/or derivative instruments, its return may not correlate as well with the Underlying Index as would be the case if the Fund purchased all the securities in the Underlying Index directly. Additionally, a Fund may fair value the foreign securities it holds. To the extent a Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on the securities’ closing price on local foreign markets (i.e., the value of the Underlying Index is not based on fair value prices), the Fund’s ability to track the Underling Index may be adversely affected.

Index Risk

This risk applies to each Fund.

An Underlying Index may not be successful in replicating the performance of its target strategies. Each Underlying Index is partially based on an assessment of historical data sets. To the extent that data turns out not to be predictive of future event, the return on the Underlying Index may deviate from its objective.

This risk applies to IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Hedge Market Neutral Tracker ETF, IQ Hedge Long/Short Tracker ETF and IQ Hedge Event-Driven Tracker ETF.

There is no assurance that the Strategies that comprise the Underlying Indexes will track hedge fund returns, which, in turn, may adversely affect the Underlying Index’s ability to meets its objectives. While the Strategies consist of multiple liquid Underlying Index Components, hedge funds may invest in a much broader range of more geographically diverse and less liquid assets. The Underlying Indexes may be exposed to more or less risk than hedge funds as an asset class. To the extent a Fund tracks its Underlying Index, these risks could also apply to an investment in the Fund.

The Strategies and the Underlying Indexes are based entirely on mathematical analysis of historical data related to volatility and returns. To the extent that historical data turns out not to be predictive of future events, the return of the Strategies may deviate from the returns of the hedge fund indexes they are trying to replicate.

IndexIQ does not receive hedge fund holding information but rather uses the monthly returns of the hedge fund data provided by third parties as the basis for estimating the asset class exposures of hedge funds as a group. There is a risk that hedge fund return data provided by third party providers may be inaccurate or may not accurately reflect hedge fund returns due to survivorship bias, self-reporting selection bias, or other biases.

Hedge funds often adjust their investments rapidly in view of market, political, financial or other factors, whereas the composition of the Strategies and the Underlying Indexes is adjusted only on a monthly basis. The potential lag between hedge fund strategy changes and Strategy changes may cause the returns of the Strategies to deviate from the data received from the third party providers.

This risk applies to IQ Real Return ETF.

The Underlying Index is partially based on an assessment of historical data sets related to volatility and returns. To the extent that data turns out not to be predictive of future events, the return of the Underlying Index may deviate from its objective.

This risk applies to IQ Leaders GTAA Tracker ETF and IQ Leaders Bond Allocation Tracker ETF.

There is no assurance that the Strategies that comprise the Underlying Indexes will track mutual fund returns, which, in turn, may adversely affect the Underlying Index’s ability to meets its objectives. The Underlying Indexes may be exposed to more or less risk than mutual funds as an asset class. To the extent a Fund tracks its Underlying Index, these risks could also apply to an investment in the Fund.

The Strategies and the Underlying Indexes are based entirely on mathematical analysis of historical data related to volatility and returns. To the extent that historical data turns out not to be predictive of future events, the return of the Strategies may deviate from the returns of the mutual fund indexes they are trying to replicate.

Mutual funds often adjust their investments rapidly in view of market, political, financial or other factors, whereas the composition of the Strategies and the Underlying Indexes is adjusted only on a monthly basis. The potential lag between mutual fund strategy changes and Strategy changes may cause the returns of the Strategies to deviate from mutual fund returns.

This risk applies to IQ Enhanced Core Bond U.S. ETF and IQ Enhanced Core Plus Bond U.S. ETF.

The strategies and the Underlying Indexes are based on mathematical analysis of historical data related to the volatility and returns of various sectors in the fixed income market. To the extent that historical data turns out not to be predictive of future events, the return of the strategies may adversely affect the Underlying Index’s ability to meets its objectives.

Common Stock

Each Fund may invest in common stock. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Small Cap Stock Risk

Stock prices of small-capitalization companies may be more volatile than those of larger companies and therefore a Fund’s share price may be more volatile than those of funds that invest a larger percentage of their assets in stocks issued by large-capitalization or mid-capitalization companies. Stock prices of small-capitalization companies are generally more vulnerable than those of large-capitalization or mid-capitalization companies to adverse business and economic developments. The stocks of small-capitalization companies may be thinly traded, making it difficult for the Funds to buy and sell them. In addition, small-capitalization companies are typically less financially stable than larger, more established companies and may depend on a small number of essential personnel, making them more vulnerable to loss of personnel. Small-capitalization companies also normally have less diverse product lines than those of large-capitalization companies and are more susceptible to adverse developments concerning their products.

Consumer Goods Risk

The consumer goods industry includes companies involved in the design, production or distribution of goods for consumers, including food, household, home, personal and office products, clothing and textiles. The success of the consumer goods industry is tied closely to the performance of the domestic and international economy, interest rates, exchange rates, competition, consumer confidence and consumer disposable income. The consumer goods industry may be affected by trends, marketing campaigns and other factors affecting consumer demand. Governmental regulation affecting the use of various food additives may affect the profitability of certain companies in the consumer goods industry. Moreover, international events may affect food and beverage companies that derive a substantial portion of their net income from foreign countries. In addition, tobacco companies may be adversely affected by new laws, regulations and litigation. Many consumer goods may be marketed globally, and consumer goods companies may be affected by the demand and market conditions in other countries and regions. Companies in the consumer goods industry may be subject to severe competition, which may also have an adverse impact on their profitability. Changes in demographics and consumer preferences may affect the success of consumer products.

Consumer Services Risk

The success of consumer product manufacturers and retailers (including food and drug retailers, general retailers, media, and travel and leisure) is tied closely to the performance of the domestic and international economy, interest rates, exchange rates, competition and consumer confidence. The consumer services industry depends heavily on disposable household income and consumer spending. Companies in the consumer services industry may be subject to severe competition, which may also have an adverse impact on their profitability. Changes in demographics and consumer preferences may affect the success of consumer service providers.

Industrials Sector Risk

The value of securities issued by companies in the industrials sector may be adversely affected by supply of and demand for both their specific products or services and for industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events and economic conditions affect the performance of companies in the industrials sector. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies, which are typically under pressure from efforts to control government budgets. Transportation stocks, a component of the industrials sector, are cyclical and can be significantly affected by economic changes, fuel prices, labor relations and insurance costs. Transportation companies in certain countries may also be subject to significant government regulation and oversight, which may adversely affect their businesses. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in the industrials sector can adversely affect the sector. Furthermore, companies in the industrials sector may be subject to liability for environmental damage, product liability claims, depletion of resources, and mandated expenditures for safety and pollution control.

Depositary Receipts

This risk applies to IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Hedge Market Neutral Tracker ETF, IQ Hedge Long/Short Tracker ETF, IQ Hedge Event-Driven Tracker ETF, IQ Real Return ETF, IQ Merger Arbitrage ETF, IQ Global Resources ETF, IQ Australia Small Cap ETF, IQ Canada Small Cap ETF, IQ Global Agribusiness Small Cap ETF, IQ Global Oil Small Cap ETF, IQ Mexico Small Cap ETF, IQ Asian Tigers ETF, IQ Asian Tigers Consumer ETF, IQ Asian Tigers Small Cap, IQ Asia Pacific ex-Japan Small Cap ETF, IQ Australia Mid Cap ETF, IQ Canada Mid Cap ETF, IQ Global Precious Metals Small Cap ETF, IQ Fastest Growing Companies ETF, IQ Innovation Leaders ETF, IQ 50 Percent Hedged FTSE International ETF, IQ 50 Percent Hedged FTSE Europe ETF, IQ 50 Percent Hedged FTSE Germany ETF, IQ 50 Percent Hedged FTSE Japan ETF, IQ 50 Percent Hedged FTSE Emerging Markets ETF, IQ Candriam SRI U.S. Equity ETF, IQ Candriam SRI World Equity ETF, IQ Candriam SRI International Equity ETF, IQ Candriam SRI European Equity ETF, and IQ Candriam SRI Asia Pacific Equity ETF.

Each Fund will normally invest at least 80% of its total assets in the securities of its Underlying Index and in depositary receipts based on the securities in its Underlying Index. Types of depositary receipts in which a Fund may invest include ADRs, EDRs and GDRs. ADRs are receipts that are traded in the United States evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars. EDRs and GDRs are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and usually are denominated in foreign currencies. EDRs and GDRs may not be denominated in the same currency as the securities they represent. Generally, EDRs and GDRs are designed for use in the foreign securities markets.

To the extent a Fund invests in ADRs, such ADRs will be listed on a national securities exchange. To the extent a Fund invests in GDRs or EDRs, such GDRs and EDRs will be listed on a foreign exchange. A Fund will not invest in any unlisted depositary receipt or any depositary receipt for which pricing information is not readily available. Generally, all depositary receipts must be sponsored. The Fund, however, may invest in unsponsored depositary receipts under certain limited circumstances. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangement with the issuer. Therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Foreign Securities

This risk applies to IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Hedge Market Neutral Tracker ETF, IQ Hedge Long/Short Tracker ETF, IQ Hedge Event-Driven Tracker ETF, IQ Real Return ETF, IQ Merger Arbitrage ETF, IQ Global Resources ETF, IQ Australia Small Cap ETF, IQ Canada Small Cap ETF, IQ Global Agribusiness Small Cap ETF, IQ Global Oil Small Cap ETF, IQ Mexico Small Cap ETF, IQ Asian Tigers ETF, IQ Asian Tigers Consumer ETF, IQ Asian Tigers Small Cap, IQ Asia Pacific ex-Japan Small Cap ETF, IQ Australia Mid Cap ETF, IQ Canada Mid Cap ETF, IQ Global Precious Metals Small Cap ETF, IQ Fastest Growing Companies ETF, IQ Innovation Leaders ETF, IQ 50 Percent Hedged FTSE International ETF, IQ 50 Percent Hedged FTSE Europe ETF, IQ 50 Percent Hedged FTSE Germany ETF, IQ 50 Percent Hedged FTSE Japan ETF, IQ 50 Percent Hedged FTSE Emerging Markets

ETF, IQ Candriam SRI U.S. Equity ETF, IQ Candriam SRI World Equity ETF, IQ Candriam SRI International Equity ETF, IQ Candriam SRI European Equity ETF, and IQ Candriam SRI Asia Pacific Equity ETF.

Foreign investments involve special risks that are not typically associated with U.S. dollar denominated or quoted securities of U.S. issuers. Foreign investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and changes in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security.

Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States and the legal remedies for investors may be more limited than the remedies available in the United States.

Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains distributions), limitations on the removal of funds or other assets from such countries, and risks of political or social instability or diplomatic developments which could adversely affect investments in those countries.

Under normal circumstances, the Fund will invest in foreign securities as may be necessary in order to achieve exposure to the Index Components. Investments in foreign securities may offer potential benefits not available from investments solely in U.S. dollar-denominated or quoted securities of domestic issuers. Such benefits may include the opportunity to invest in foreign issuers that appear to offer the opportunity for potential long-term growth of capital and income, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States and the opportunity to take advantage of foreign stock markets that do not necessarily move in a manner parallel to U.S. markets.

Investing in foreign securities involves certain special risks, including those discussed in the Fund’s Prospectuses and those set forth below, which are not typically associated with investing in U.S. dollar-denominated or quoted securities of U.S. issuers. Investments in foreign securities usually involve currencies of foreign countries. Accordingly, the Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies. The Fund may be subject to currency exposure independent of their securities positions. To the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk.

Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks or the failure to intervene or by currency controls or political developments in the United States or abroad.

Since foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign securities markets are less than in the United States and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. The securities of foreign issuers may be listed on foreign securities exchanges or traded in foreign over-the-counter markets. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed and unlisted companies than in the United States, and the legal remedies for investors may be more limited than the remedies available in the United States.

As described more fully below, the Fund may invest in countries with emerging economies or securities markets. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened.

Emerging Market Countries

This risk applies to IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Hedge Market Neutral Tracker ETF, IQ Hedge Long/Short Tracker ETF, IQ Hedge Event-Driven Tracker ETF, IQ Real Return ETF, IQ Merger Arbitrage ETF, IQ Global Resources ETF, IQ Global Agribusiness Small Cap ETF, IQ Global Oil Small Cap ETF, IQ Mexico Small Cap ETF, IQ Asian Tigers ETF, IQ Asian Tigers Consumer ETF, IQ Asian Tigers Small Cap, IQ Asia Pacific ex-Japan Small Cap ETF, IQ Global Precious Metals Small Cap ETF, IQ Fastest Growing Companies ETF, IQ Innovation Leaders ETF, IQ 50 Percent Hedged FTSE International ETF, IQ 50 Percent Hedged FTSE Emerging Markets ETF, IQ Candriam SRI U.S. Equity ETF, IQ Candriam SRI World Equity ETF, IQ Candriam SRI International Equity ETF, IQ Candriam SRI European Equity ETF, and IQ Candriam SRI Asia Pacific Equity ETF.

The Fund may invest in securities of issuers located in emerging countries. The risks of foreign investment are heightened when the issuer is located in an emerging country. Emerging countries are generally located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central and South America and Africa.

The securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

Further, investment in certain emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. These risks are not normally associated with investment in more developed countries.

Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments.

Many emerging countries have experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation. Other emerging countries have experienced economic recessions. These circumstances have had a negative effect on the economies and securities markets of such emerging countries.

Many emerging countries are subject to a substantial degree of economic, political and social instability. Investing in emerging countries involves greater risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested.

The Fund’s investment in emerging countries may also be subject to withholding or other taxes, which may be significant and may reduce the return from an investment in such countries to the Fund.

The small size and inexperience of the securities markets in certain emerging countries and the limited volume of trading in securities in those countries may make the Fund’s investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the United States, Japan and most Western European countries). Because of the lack of sufficient market liquidity, the Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Investments in emerging countries may be more difficult to price precisely because of the characteristics discussed above and lower trading volumes.

The Fund’s use of foreign currency management techniques in emerging countries may be limited. The Investment Advisor anticipates that a significant portion of the Fund’s currency exposure in emerging countries may not be covered by these techniques.

The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S.

Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

Emerging country securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. The markets for securities in certain emerging countries are in the earliest stages of their development. Even the markets for relatively widely traded securities in emerging countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets.

Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging country securities may also affect the Fund’s ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.

Transaction costs, including brokerage commissions or dealer mark-ups, in emerging countries may be higher than in the United States and other developed securities markets. In addition, existing laws and regulations are often inconsistently applied. As legal systems in emerging countries develop, foreign investors may be adversely affected by new or amended laws and regulations. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees. These restrictions may limit the Fund’s investment in certain emerging countries and may increase the expenses of the Fund.

Emerging countries may be subject to a substantially greater degree of economic, political and social instability and disruption than is the case in the United States, Japan and most Western European countries. This instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, including changes or attempted changes in governments through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic or social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; (v) ethnic, religious and racial disaffection or conflict; and (vi) the absence of developed legal structures governing foreign private investments and private property. Such economic, political and social instability could disrupt the principal financial markets in which the Fund may invest and adversely affect the value of the Fund’s assets.

The Fund’s investments can also be adversely affected by any increase in taxes or by political, economic or diplomatic developments. The economies of emerging countries may differ unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments. Many emerging countries have experienced in the past, and continue to experience, high rates of inflation. In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. Other emerging countries, on the other hand, have recently experienced deflationary pressures and are in economic recessions. The economies of many emerging countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners. In addition, the economies of some emerging countries are vulnerable to weakness in world prices for their commodity exports.

The Fund’s income and, in some cases, capital gains from foreign stocks and securities will be subject to applicable taxation in certain of the countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates. See “U.S. Federal Income Taxation.”

Forward Foreign Currency Exchange Contracts.

This risk applies to IQ 50 Percent Hedged FTSE International ETF, IQ 50 Percent Hedged FTSE Europe ETF, IQ 50 Percent Hedged FTSE Germany ETF, IQ 50 Percent Hedged FTSE Japan ETF, and IQ 50 Percent Hedged FTSE Emerging Markets ETF.

The Fund may enter into foreign currency transactions to seek a closer correlation between the Fund’s overall currency exposures and the currency exposures of the Index as a part of its principal investment strategy. The Fund may, for example, enter into forward foreign currency exchange contracts for hedging purposes, to seek to protect against anticipated changes in future foreign currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades.

At the maturity of a forward contract the Fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are often, but not always, effected with the currency trader who is a party to the original forward contract.

The Fund may also enter into forward contracts to seek to increase total return. Unless otherwise covered in accordance with applicable regulations, cash or liquid assets of the Fund will be segregated in an amount equal to the value of the Fund’s total assets committed to the consummation of forward foreign currency exchange contracts. If the value of the segregated assets declines, additional cash or liquid assets will be segregated so that the value of the assets will equal the amount of the Fund’s commitments with respect to such contracts.

While the Fund may enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while the Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between the Fund’s portfolio holdings of securities quoted or denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may cause the Fund to sustain losses which will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

Markets for trading foreign forward currency contracts offer less protection against defaults than is available when trading in currency instruments on an exchange. Forward contracts are subject to the risk that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. In addition, the institutions that deal in forward currency contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. The Fund will not enter into forward foreign currency exchange contracts, currency swaps or other privately negotiated currency instruments unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Advisor. To the extent that a substantial portion of the Fund’s total assets, adjusted to reflect the Fund’s net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

Pursuant to regulations and/or published positions of the SEC, a Fund may be required to segregate permissible liquid assets, or engage in other measures approved by the SEC or its staff, to “cover” the Fund’s obligations relating to its transactions in derivatives. For example, in the case of forward contracts that are not contractually required to cash settle, the Fund must set aside liquid assets to equal to such contracts’ full notional value (generally the total numerical value of the asset underlying a future or forward contract at the time of valuation) while the positions are open. With respect to forward contracts that are contractually required to cash settle, however, the Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligation (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. By setting aside assets equal to only its net obligations under cash-settled futures and forward contracts, a Fund may employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts.

Debt Securities

This risk applies to the IQ Enhanced Core Bond U.S. ETF and IQ Enhanced Core Plus Bond U.S. ETF.

Debt securities may have fixed, variable or floating (including inverse floating) rates of interest. The value of the debt securities generally will fluctuate depending on a number of factors, including, among others, changes in the perceived creditworthiness of the issuers of those securities, movements in interest rates, and the maturity of the debt security. Generally, a rise in interest rates will reduce the value of fixed-income securities, and a decline in interest rates will increase the value of fixed-income securities. Longer term debt securities generally pay higher interest rates than do shorter term debt securities but also may experience greater price volatility as interest rates change.

The rate of return or return of principal on some debt obligations may be linked to indices or stock prices or indexed to the level of exchange rates between the U.S. dollar and foreign currency or currencies. Differing yields on corporate fixed-income securities of the same maturity are a function of several factors, including the relative financial strength of the issuers. Higher yields are generally available from securities in the lower rating categories.

The value of lower-rated debt securities may fluctuate more than the value of higher-rated debt securities. Lower-rated debt securities generally carry greater risk that the issuer will default on the payment of interest and principal. Lower-rated fixed-income securities generally tend to reflect short term corporate and market developments to a greater extent than higher-rated securities that react primarily to fluctuations in the general level of interest rates.

Corporate debt securities may bear fixed, contingent, or variable rates of interest and may involve equity features, such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer, participations based on revenues, sales or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).

Investment grade securities are generally securities rated at the time of purchase Baa3 or better by Moody's or BBB- or better by S&P or comparable non-rated securities. Corporate debt securities with a below investment grade rating have speculative characteristics, and changes in economic conditions or individual corporate developments are more likely to lead to a weakened capacity to make principal and interest payments than in the case of high grade bonds.

The ratings of fixed-income securities by a nationally recognized statistical rating organization (“NRSRO”) are a generally accepted barometer of credit risk. They are, however, subject to certain limitations from an investor's standpoint. The rating of an issuer is heavily weighted by past developments and does not necessarily reflect future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. In addition, there may be varying degrees of difference in credit risk of securities in each rating category.

Floating and Variable Rate Securities

This risk applies to the IQ Enhanced Core Bond U.S. ETF and IQ Enhanced Core Plus Bond U.S. ETF.

Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate.

Some variable or floating rate securities are structured with liquidity features such as (1) put options or tender options that permit holders (sometimes subject to conditions) to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries or (2) auction rate features, remarketing provisions, or other maturity-shortening devices designed to enable the issuer to refinance or redeem outstanding debt securities (market-dependent liquidity features). Variable or floating rate securities that include market-dependent liquidity features may have greater liquidity risk than other securities, due to (for example) the failure of a market-dependent liquidity feature to operate as intended (as a result of the issuer's declining creditworthiness, adverse market conditions, or other factors) or the inability or unwillingness of a participating broker/dealer to make a secondary market for such securities. As a result, variable or floating rate securities that include market-dependent liquidity features may lose value and the holders of such securities may be required to retain them until the later of the repurchase date, the resale date, or maturity.

The interest rate on a floating rate debt instrument ("floater") is a variable rate that is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater may reset periodically, typically every three to six months, or whenever a specified interest rate changes. While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates; a Fund will participate in any declines in interest rates as well.

Collateralized Debt Obligations

This risk applies to the IQ Enhanced Core Bond U.S. ETF and IQ Enhanced Core Plus Bond U.S. ETF.

Collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”) are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed-income securities. The collateral can be from many different types of fixed-income securities, such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. CBOs, CLOs and other CDOs may charge management fees and administrative expenses.

For CBOs, CLOs and other CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.

The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the instrument in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. In addition to the normal risks associated with debt or fixed-income securities discussed elsewhere in this SAI and the Funds’ Prospectus, CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the risk that Funds may invest in CBOs, CLOs or other CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

High Yield Securities

This risk applies to the IQ Enhanced Core Bond U.S. ETF and IQ Enhanced Core Plus Bond U.S. ETF.

Typically, high yield debt securities (sometimes called "junk bonds") are rated below investment grade by one or more of the rating agencies and are generally considered to be speculative. Investment in lower rated corporate debt securities provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. These high yield securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.

Investors should be willing to accept the risk associated with investment in high yield/high risk securities. Investment in high yield/high risk bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield/high risk bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. The prices of high yield/high risk bonds have been found to be less sensitive to interest-rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments.

The secondary market on which high yield/high risk bonds are traded may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield/high risk bond. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield/high risk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If such securities are determined to be illiquid, then a Fund will limit its investment in these securities subject to its limitation on investments in illiquid securities.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield/high risk bonds, especially in a thinly traded market.

Some high yield securities are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Companies that issue high yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment-grade securities. Some high yield securities were once rated as investment-grade but have been downgraded to junk bond status because of financial difficulties experienced by their issuers.

If the issuer of high yield/high risk bonds defaults, a Fund may incur additional expenses to seek recovery. In the case of high yield/high risk bonds structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash.

Analysis of the creditworthiness of issuers of high yield/high risk bonds may be more complex than for issuers of higher quality debt securities. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. The use of credit ratings as the sole method for evaluating high yield/high risk bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield/high risk bonds. Also, credit rating agencies may fail to change credit ratings on a timely basis to reflect subsequent events.

Floating Rate Loans

This risk applies to the IQ Enhanced Core Bond U.S. ETF and IQ Enhanced Core Plus Bond U.S. ETF.

Floating rate loans are provided by banks and other financial institutions to large corporate customers. Companies undertake these loans to finance acquisitions, buy-outs, recapitalizations or other leveraged transactions. Typically, these loans are the most senior source of capital in a borrower's capital structure and have certain of the borrower's assets pledged as collateral. The corporation pays interest and principal to the lenders.

Floating rate loans generally are subject to extended settlement periods and may require the consent of the borrower and/or agent prior to their sale or assignment. These factors may impair a Fund’s ability to generate cash through the liquidation of floating rate loans to repay debts, fund redemptions, or for any other purpose.

Typically, floating rate loans are secured by collateral. However, the value of the collateral may not be sufficient to repay the loan. The collateral may consist of various types of assets or interests including intangible assets. It may include working capital assets, such as accounts receivable or inventory, or tangible fixed assets, such as real property, buildings and equipment. It may include intangible assets, such as trademarks, copyrights and patent rights, or security interests in securities of subsidiaries or affiliates. The borrower's owners may provide additional collateral, typically by pledging their ownership interest in the borrower as collateral for the loan. The borrower under a floating rate loan must comply with various restrictive covenants contained in any floating rate loan agreement between the borrower and the syndicate of lenders. A restrictive covenant is a promise by the borrower to not take certain action that may impair the rights of lenders. These covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to shareholders, provisions requiring the borrower to maintain specific financial ratios or relationships and limits on total debt. In addition, a covenant may require the borrower to prepay the floating rate loan with any excess cash flow. Excess cash flow generally includes net cash flow after scheduled debt service payments and permitted capital expenditures, among other things, as well as the proceeds from asset dispositions or sales of securities. A breach of a covenant (after giving effect to any cure period) in a floating rate loan agreement, which is not waived by the agent bank and the lending syndicate normally, is an event of acceleration. This means that the agent bank has the right to demand immediate repayment in full of the outstanding floating rate loan.

Floating rate loans feature rates that reset regularly, maintaining a fixed spread over the LIBOR or the prime rates of large money-center banks. The interest rate on floating rate loans generally reset quarterly. During periods in which short-term rates rapidly increase, the value of floating rate loans may be affected. Investment in floating rate loans with longer interest rate reset periods or loans with fixed interest rates may also increase fluctuations in the value of such floating rate loans as a result of changes in interest rates.

Mortgage Related and Other Asset-Backed Securities

This risk applies to the IQ Enhanced Core Bond U.S. ETF and IQ Enhanced Core Plus Bond U.S. ETF.

Typically, mortgage-related securities are interests in pools of residential or commercial mortgage loans or leases, including mortgage loans made by S&L institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (see "Mortgage Pass-Through Securities").

Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline. However, when interest rates are declining, the value of a mortgage-related security with prepayment features may not increase as much as other fixed-income securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, the creditworthiness of the parties involved and the value of real property or other collateral underlying the mortgage-related security. Some securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk and, if the security has been purchased at a premium, the amount of the premium would be lost in the event of prepayment.

As in the case with other fixed-income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed-income securities.

Investment in mortgage-backed securities poses several risks, including prepayment, extension market, and credit risk. Prepayment risk reflects the chance that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise their prepayment options at a time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the mortgage-backed security. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by changes in home values, ease of the refinancing process and local economic conditions.

Market risk reflects the chance that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a Fund invested in such securities and wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

Credit risk reflects the chance that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions.

To the extent that mortgages underlying a mortgage-related security are so-called "subprime mortgages" (i.e., mortgages granted to borrowers whose credit history is not sufficient to obtain a conventional mortgage), the risk of default is higher. Subprime mortgages also have higher serious delinquency rates than prime loans.

Lending of Portfolio Securities

The Funds may lend portfolio securities constituting up to 33 1/3% of each Fund’s total assets (as permitted by the 1940 Act). Under present regulatory policies, such loans may be made to institutions, such as brokers or dealers, pursuant to agreements requiring the loans to be continuously secured by collateral in cash, securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, irrevocable bank letters of credit (upon consent of the Board of Trustees) or any combination thereof, marked to market daily, at least equal to the market value of the securities loaned. Cash received as collateral for securities lending transactions may be invested in liquid, short-term investments approved by the Investment Advisor.

Investing the collateral subjects the Funds to risks, and each Fund will be responsible for any loss that may result from its investment of the borrowed collateral. The Funds will have the right to terminate a loan at any time and recall the loaned securities within the normal and customary settlement time for securities transactions. For the duration of a loan, the respective Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and will also receive compensation from investment of the collateral.

The Funds will generally not have the right to vote securities during the existence of the loan, but the Advisor may call the loan to exercise such Fund’s voting or consent rights on material matters affecting the Fund’s investment in such loaned securities. As with other extensions of credit there are risks of delay in recovering, or even loss of rights in, the collateral and loaned securities should the borrower of the securities fail financially.

Loans will be made only to firms deemed creditworthy, and when the consideration which can be earned from securities loans is deemed to justify the attendant risk. The creditworthiness of a borrower will be considered in determining whether to lend portfolio securities and will be monitored during the period of the loan. It is intended that the value of securities loaned by each Fund will not exceed one-third of the value of the Fund’s total assets (including the loan collateral). Loan collateral (including any investment of the collateral) is not subject to the percentage limitations stated elsewhere in this SAI or the Prospectus regarding investing in fixed-income securities and cash equivalents.

Money Market Instruments

Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis rather than in Underlying Index Components, when it would be more efficient or less expensive for the Fund to do so, or as collateral for Financial Instruments, for liquidity purposes, or to earn interest. The instruments in which each Fund may invest include: (1) short-term obligations issued by the U.S. government; (2) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (3) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service, Inc. or “A-1+” or “A-1” by Standard & Poor’s Ratings Group, Inc., a division of The McGraw-Hill Companies, Inc., or, if unrated, of comparable quality as determined by the Advisor; (4) repurchase agreements; and (5) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Futures Contracts

Each Fund may enter into futures contracts. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on indices that reflect the market value of common stock of the firms included in the indices. Assets committed to futures contracts will be segregated by the custodian to the extent required by law.

Futures contracts may be used by the Funds to replicate an Underlying Index Component’s performance. These futures contracts would reference the performance of a security that is an Underlying Index Component or would reference the performance of an index on which such an Underlying Index Component is based, would reference the performance of another index that produces similar returns to those of the Underlying Index Component’s index, or would be used in combination to produce similar returns to those of the Underlying Index Component’s index. Funds will not use futures contracts for speculative purposes.

All counterparties are subject to pre-approval by the Board. The Board’s pre-approval is based on the creditworthiness of each potential futures contract counterparty. In addition, the Advisor will monitor and manage the counterparty risk posed by the counterparties and take actions as necessary to decrease counterparty risk to a Fund by, among other things, reducing futures contract exposures to certain counterparties and/or seeking alternate or additional counterparties.

The number of counterparties may vary over time. During periods of credit market turmoil or when the aggregate futures contract notional amount needed by a Fund is relatively small given the level of the Fund’s net assets, the Fund may have only one or a few counterparties. In such circumstances, a Fund will be exposed to greater counterparty risk. Moreover, a Fund may be unable to enter into any futures contract on terms that make economic sense (e.g., they may be too costly). To the extent that the Fund is unable to enter into any futures contracts, it may not be able to meet its investment objective. If the Fund is unable to enter into futures contracts, it may engage in other types of derivative transactions, although the added costs, higher asset segregation requirements and lower correlation to Underlying Index Component performance of these other derivatives may adversely affect the Fund’s ability to meet its investment objective.

Futures Contracts and Options on Futures Contracts

This risk applies to IQ 50 Percent Hedged FTSE International ETF, IQ 50 Percent Hedged FTSE Europe ETF, IQ 50 Percent Hedged FTSE Germany ETF, IQ 50 Percent Hedged FTSE Japan ETF, and IQ 50 Percent Hedged FTSE Emerging Markets ETF.

As a part of its principal investment strategy, the Fund may purchase and sell futures contracts and may also purchase and write call and put options on futures contracts. The Fund may purchase and sell futures contracts based on various securities, securities indices, foreign currencies and other financial instruments and indices. The Fund may engage in futures and related option transactions in an attempt to match the returns of the Index Components and the total return of the Index. The Fund may also enter into closing purchase and sale transactions with respect to such contracts and options. The Trust, on behalf of the Fund, has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under that Act with respect to the Fund.

Futures contracts entered into by the Fund have historically been traded on U.S. exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission (the “CFTC”) or with respect to certain funds, on foreign exchanges. More recently, certain futures may also be traded either over-the-counter or on trading facilities such as degrees by the CFTC. Also, certain single stock futures and narrow based security index futures may be traded either over-the-counter or on trading facilities such as contract markets, derivatives transaction execution facilities and electronic trading facilities that are licensed and/or regulated to varying degrees by both the CFTC and the SEC, or on foreign exchanges.

Neither the CFTC, National Futures Association, SEC nor any domestic exchange regulates activities of any foreign exchange or boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign exchange or board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, the Fund’s investments in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on United States exchanges. In particular, persons who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. Similarly, those persons may not have the protection of the United States securities laws.

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures market are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While the Fund will usually liquidate futures contracts on securities or currency in this manner, the Fund may instead make or take delivery of the underlying securities or currency whenever it appears economically advantageous for the Fund to do so. A clearing corporation associated with the exchange on which futures are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging Strategies. Hedging, by use of futures contracts, seeks to establish with more certainty than would otherwise be possible the effective price, rate of return or currency exchange rate on portfolio securities or securities that the Fund owns or proposes to acquire. The Fund may, for example, take a “short” position in the futures market by selling futures contracts to seek to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the dollar value of the Fund’s portfolio securities. Similarly, the Fund may sell futures contracts on a currency in which its portfolio securities are quoted or denominated, or sell futures contracts on one currency to seek to hedge against fluctuations in the value of securities quoted or denominated in a different currency if there is an established historical pattern of correlation between the two currencies. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund’s portfolio securities would be substantially offset by a decline in the value of the futures position.

Options on Futures Contracts. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund’s assets. By writing a call option, the Fund becomes obligated, in exchange for the premium, to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. The writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon the exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. Thus, the loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. The Fund will incur transaction costs in connection with the writing of options on futures.

Total Return Swaps

Total return swaps give each Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. Total return swaps can also be used to replicate an exposure to a short position in an asset class where the Fund has the right to receive the depreciation in value of a specified security, index or other instrument (“inverse swaps”). If the underlying asset in a total return swap declines in value (or increases in value, if an inverse swap) over the term of the swap, a Fund may also be required to pay the dollar value of that decline (or increase, if an inverse swap) to the counterparty.

The Funds may use total return swaps to replicate an Underlying Index Component’s performance. These total return swaps would reference the performance of an security that is an Underlying Index Component or a ETF, ETN or ETV (each an “exchange-traded issuer”) that is an Underlying Index Component, an index on which such an exchange-traded issuer is based, or one or more of the portfolio constituents of such exchange-traded issuer.

Total return swaps are considered illiquid by the Funds. Consequently, each Fund will segregate liquid assets, which may include securities, cash or cash equivalents, to cover the Fund’s daily marked-to-market net obligations under outstanding swap agreements. This segregation of assets may limit a Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

All counterparties are subject to pre-approval by the Board. The Board’s pre-approval is based on the creditworthiness of each potential swap counterparty. In addition, the Advisor will monitor and manage the counterparty risk posed by the counterparties and take actions as necessary to decrease counterparty risk to a Fund by, among other things, reducing swap exposures to certain counterparties and/or seeking alternate or additional counterparties.

The number of counterparties may vary over time. During periods of credit market turmoil or when the aggregate swap notional amount needed by a Fund is relatively small given the level of the Fund’s net assets, the Fund may have only one or a few counterparties. In such circumstances, a Fund will be exposed to greater counterparty risk. Moreover, a Fund may be unable to enter into any total return swap on terms that make economic sense (e.g., they may be too costly). To the extent that the Fund is unable to enter into any total return swaps, it may not be able to meet its investment objective. If the Fund is unable to enter into total return swaps, it may engage in other types of derivative transactions, although the added costs, higher asset segregation requirements and lower correlation to Underlying Index Component performance of these other derivatives may adversely affect a Fund’s ability to meet its investment objective.

Cyber Security

With the increasing use of the Internet and technology in connection with the Funds’ operations, the Funds have become potentially more susceptible to greater operational and information security risks through breaches in cyber security. Cyber security breaches include, without limitation, infection by computer viruses and unauthorized access to the Funds’ systems through “hacking” or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operations to be disrupted. Cyber security breaches may also occur in a manner that does not require gaining unauthorized access, such as denial-of-service attacks or situations where authorized individuals intentionally or unintentionally release confidential information stored on the Funds’ systems. A cyber security breach may cause disruptions and impact the Funds’ business operations, which could potentially result in financial losses, inability to determine a Fund’s NAV, impediments to trading, the inability of shareholders to transact business, violation of applicable law, regulatory penalties and/or fines, compliance and other costs.

The Funds and their shareholders could be negatively impacted as a result. Further, substantial costs may be incurred in order to prevent future cyber incidents. In addition, because the Fund works closely with third-party service providers (e.g., custodians and unaffiliated sub-advisers), indirect cyber security breaches at such third-party service providers may subject Fund shareholders to the same risks associated with direct cyber security breaches. Further, indirect cyber security breaches at an issuer of securities in which a Fund invests may similarly negatively impact Fund shareholders because of a decrease in the value of these securities. While the Funds have established risk management systems designed to reduce the risks associated with cyber security breaches, there can be no assurances that such measures will be successful particularly since the Funds do not control the cyber security systems of issuers or third-party service providers. The Funds and their shareholders could be negatively impacted as a result.

Liquidation of a Fund

The Board may determine to close and liquidate a Fund at any time, which may have adverse consequences for shareholders. In the event of the liquidation of a Fund, shareholders will receive a liquidating distribution in cash or in-kind equal to their proportionate interest in the Fund. A liquidating distribution may be a taxable event to shareholders, resulting in a gain or loss for tax purposes, depending upon a shareholder's basis in his or her shares of the Fund. A shareholder of a liquidating Fund will not be entitled to any refund or reimbursement of expenses borne, directly or indirectly, by the shareholder (such as sales loads, account fees, or fund expenses), and a shareholder may receive an amount in liquidation less than the shareholder’s original investment.

Tax Risks

As with any investment, you should consider how your investment in Shares of a Fund will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares of a Fund.

MANAGEMENT

Board Responsibilities. The business of the Trust is managed under the direction of the Board. The Board has considered and approved contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. The day-to-day business of the Trust, including the day-to-day management of risk, is performed by the service providers of the Trust, such as the Advisor, Distributor and Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks such as events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or the Funds. The Board’s role in risk management oversight begins before the inception of an investment portfolio, at which time the Advisor presents the Board with information concerning the investment objectives, strategies and risks of the investment portfolio. Additionally, the Advisor provides the Board with an overview of, among other things, the firm’s investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the investment portfolio’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the service providers, including the Trust’s Chief Compliance Officer and the independent registered public accounting firm of the Trust. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee of the Board, oversee efforts by management and service providers to manage risks to which the Funds may be exposed.

Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Trust employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Funds to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business and, consequently, for managing the risks associated with that activity.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Advisor and receives information about those services at its regular meetings. In addition, on at least an annual basis, in connection with its consideration of whether to renew the Advisory Agreement with the Advisor, the Board receives detailed information from the Advisor. Among other things, the Board regularly considers the Advisor’s adherence to each Fund’s investment restrictions and compliance with various policies and procedures of the Trust and with applicable securities regulations. The Board also reviews information about each Fund’s performance and investments.

The Trust’s Chief Compliance Officer meets regularly with the Board to review and discuss compliance and other issues. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Advisor. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report, material changes to the policies and procedures since the date of the last report, any recommendations for material changes to the policies and procedures, and material compliance matters since the date of the last report.

The Board receives reports from the Trust’s service providers regarding operational risks, portfolio valuation and other matters. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the financial statements of the Funds, focusing on major areas of risk encountered by the Trust and noting any significant deficiencies or material weaknesses in the Trust’s internal controls.

The Board recognizes that not all risks that may affect the Funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve each Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives and the Board’s discussions with the service providers to the Trust, it may not be made aware of all of the relevant information of a particular risk. Most of the Trust’s investment management and business affairs are carried out by or through the Advisor and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Members of the Board and Officers of the Trust. Set forth below are the names, years of birth, position with the Trust, term of office, portfolios supervised and the principal occupations and other directorships for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust.

The Chairman of the Board, Adam Patti, is an interested person of the Trust as that term is defined under Section 2(a)(19) of the 1940 Act (the “Interested Trustee”) because of his affiliation with the Advisor. Three of the Trustees, Reena Aggarwal, Michael Pignataro and Paul Schaeffer, and their immediate family members have no affiliation or business connection with the Advisor or the Funds’ principal underwriter or any of their affiliated persons and do not own any stock or other securities issued by the Advisor or the Funds’ principal underwriter. These Trustees are not Interested Persons of the Trust and are referred to herein as “Independent Trustees.”

There is an Audit Committee and Nominating Committee of the Board, each of which is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Committee chair for each is responsible for running the Committee meeting, formulating agendas for those meetings, and coordinating with management to serve as a liaison between the Independent Trustees and management on matters within the scope of the responsibilities of such Committee as set forth in its Board-approved charter. There is a Valuation Committee, which is comprised of the Independent Trustees and representatives of the Advisor to take action in connection with the valuation of portfolio securities held by a Fund in accordance with the Board-approved Valuation Procedures. The Board has determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Funds. The Board made this determination in consideration of, among other things, the fact that the Independent Trustees constitute a majority of the Board, the assets under management of the Funds, the number of portfolios overseen by the Board and the total number of trustees on the Board.

Independent Trustees:

Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During Past 5 Years
Reena Aggarwal 1957	Trustee	Since August 2008	Vice Provost of Faculty (2016 to present), Georgetown University, Robert E. McDonough Professor (2003 to present) and Professor of Finance, McDonough School of Business, Georgetown University (2000 to present); Director, Georgetown Center for Financial Markets and Policy (2010 to present); Co-Chair of Board, Social Innovations and Public Service Fund, Georgetown University (2012 to 2014).	22	FBR & Co. (investment banking) (2011 to 2017) Cohen & Steers (asset management) (2017 to present) Director, Brightwood Capital Advisors, L.P. (private equity investment) (2013 to present)

Michael A. Pignataro, 1959	Trustee	Since April 2015	Director, Credit Suisse Asset Management (2001 to 2012); and Chief Financial Officer, Credit Suisse Funds (1996 to 2013).	22	The New Ireland Fund, Inc. (closed-end fund) (2015 to present)

Paul D. Schaeffer, 1951	Trustee	Since April 2015	President, AlphaHut (dba Aspiring Solution Partners) (financial services consulting) (2013 to present); Executive Advisor, Aquiline Capital Partners LLC (private equity investment) (2014 to present); Managing Director, Forward Management LLC (asset management) (2010 to 2013); and President, ReFlow Management (mutual fund service provider) (2008 to 2010).	22	Context Capital Funds (mutual fund trust) (2 Portfolios) (2014 to present); PopTech! (conference operator) (2012 to present)

Interested Trustee:
Adam S. Patti, 1970(4)	Chairman and Trustee President and Principal Executive	Since November 2008 Since July 2008	Chairman, Trustee, President and Principal Executive, IndexIQ Trust (2008 to present); and Chief Executive Officer, the Advisor (2007 to present); and Chief Executive Officer, IndexIQ (2006 to present).	22	None

Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years

Kevin M. Bopp 1969	Chief Compliance Officer	Since January 2017	Chief Compliance Officer, IndexIQ, IndexIQ Trust, IndexIQ ETF Trust and IndexIQ Active ETF Trust (since January 2017); Chief Compliance Officer (since January 2016), Director and Associate General Counsel (2011 to 2014) and Vice President and Assistant General Counsel (2010 to 2011), New York Life Investment Management LLC; Vice President and Chief Compliance Officer, MainStay VP Funds Trust, MainStay DefinedTerm Municipal Opportunities Fund (since 2014); Assistant Secretary, MainStay Funds, MainStay Funds Trust and MainStay VP Funds Trust (2010 to 2014), MainStay DefinedTerm Municipal Opportunities Fund (2011 to 2014).

Matthew V. Curtin 1982	Secretary and Chief Legal Officer	Since June 2015	Secretary and Chief Legal Officer, IndexIQ, IndexIQ Trust, IndexIQ ETF Trust and IndexIQ Active ETF Trust (since June 2015), Chief Compliance Officer, IndexIQ, IndexIQ ETF Trust and IndexIQ Active ETF Trust (June 2015 to January 2017); Associate General Counsel, New York Life Insurance Company (since February 2015); Associate, Dechert LLP (2007 to 2015).

David L. Fogel 1971	Treasurer, Principal Financial Officer and Principal Accounting Officer Executive Vice President	Since October 2008 Since June 2011	Treasurer, Principal Financial Officer and Principal Accounting Officer, IndexIQ ETF Trust and IndexIQ Active ETF Trust (2008 to present); President (2013 to present) and Executive Vice President (2006 to 2013), IndexIQ; Chief Compliance Officer, IndexIQ, IndexIQ Trust, IndexIQ ETF Trust and IndexIQ Active ETF Trust (2008 to 2015).

(1) The address of each Trustee or officer is c/o IndexIQ, 800 Westchester Avenue, Suite S-710, Rye Brook, New York 10573.

(2) Trustees and Officers serve until their successors are duly elected and qualified.

(3) The Funds are part of a “fund complex”. The fund complex includes all open-end funds (including all of their portfolios) advised by the Advisor. As of the date of this SAI, the fund complex consists of the Trust’s funds and the one fund of the IndexIQ Trust advised by the Advisor.

(4) Mr. Patti is an “interested person” of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Advisor.

The Board met four times during the fiscal year ended April 30, 2017.

Description of Standing Board Committees

Audit Committee. The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Trust’s independent auditors, including the resolution of disagreements regarding financial reporting between Trust management and such independent auditors. The Audit Committee’s responsibilities include, without limitation, to (i) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (ii) oversee the quality and integrity of the Funds’ financial statements and the independent audits thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (v) act as a liaison between the Trust’s independent auditors and the full Board. The Board has adopted a written charter for the Audit Committee. All of the Independent Trustees serve on the Trust’s Audit Committee. During the fiscal year ended April 30, 2017, the Audit Committee met two times.

Nominating Committee. The Nominating Committee has been established to: (i) assist the Board in matters involving mutual fund governance and industry practices; (ii) select and nominate candidates for appointment or election to serve as Trustees who are not “interested persons” of the Trust or its Advisor or distributor (as defined by the 1940 Act); and (iii) advise the Board on ways to improve its effectiveness. All of the Independent Trustees serve on the Nominating Committee. As stated above, each Trustee holds office for an indefinite term until the occurrence of certain events. In filling Board vacancies, the Nominating Committee will consider nominees recommended by shareholders. Nominee recommendations should be submitted to the Trust at its mailing address stated in the Fund’s Prospectus and should be directed to the attention of the IndexIQ ETF Trust Nominating Committee. During the fiscal year ended April 30, 2017, the Nominating Committee met one time.

Valuation Committee. The Valuation Committee shall oversee the implementation of the Trust’s Valuation Procedures. The Valuation Committee shall make fair value determinations on behalf of the Board as specified in the Valuation Procedures.  The Valuation Committee has appointed the Advisor Fair Valuation Committee to deal in the first instance with questions that arise or cannot be resolved under the Valuation Procedures. All of the Independent Trustees serve on the Trust’s Valuation Committee. During the fiscal year ended April 30, 2017, the Valuation Committee met four times.

Individual Trustee Qualifications

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Trust and the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Patti should serve as trustee of the Funds because of the experience he has gained as Chief Executive Officer of the Advisor and Chief Executive Officer of IndexIQ, his knowledge of and experience in the financial services industry, and the experience he has gained serving as chairman and trustee of the Funds since 2008.

The Trust has concluded that Ms. Aggarwal should serve as trustee of the Funds and as the audit committee financial expert because of the experience she has gained as a professor of finance, deputy dean at Georgetown University’s McDonough School of Business and Director of the Georgetown Center for Financial Markets and Policy, her service as trustee for another mutual fund family, the experience she has gained serving as trustee of the Funds since 2008 and her general expertise with respect to financial matters and accounting principles.

The Trust has concluded that Mr. Pignataro should serve as trustee of the Funds because of the experience he has gained as a businessman and, in particular, his prior service in the financial services industry as a Director of Credit Suisse Asset Management and Chief Financial Officer of the Credit Suisse Funds.

The Trust has concluded that Mr. Schaeffer should serve as trustee of the Funds because of his experience in the financial services industry, including his experience as a director of and service provider to investment companies.

Trustee Ownership of Fund Shares

Listed below for each Trustee is a dollar range of securities beneficially owned in the Trust together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2016. As of the December 31, 2016, the IQ Mexico Small Cap ETF, IQ Asian Tigers ETF, IQ Asian Tigers Consumer ETF, IQ Asian Tigers Small Cap ETF, IQ Asia Pacific ex-Japan Small Cap ETF, IQ Australia Mid Cap ETF, IQ Canada Mid Cap ETF and IQ Global Precious Metals Small Cap ETF, IQ Fastest Growing Companies ETF, IQ Innovation Leaders ETF, IQ 50 Percent Hedged FTSE Germany ETF, IQ 50 Percent Hedged FTSE Emerging Markets ETF, IQ Leaders Bond Allocation Tracker ETF, IQ Chaikin U.S. Dividend Achievers ETF, IQ Chaikin U.S. Large Cap ETF, IQ Chaikin U.S. Small Cap ETF, IQ Candriam SRI U.S. Equity ETF, IQ Candriam SRI International Equity ETF, IQ Candriam SRI European Equity ETF, IQ Candriam SRI World Equity ETF, and IQ Candriam SRI Asia Pacific Equity ETF have not yet commenced operations.

Name of Trustee	Fund Name	Dollar Range of Equity Securities in Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies (1)

Reena Aggarwal	IQ Hedge Multi-Strategy Tracker ETF	None	None
	IQ Hedge Macro Tracker ETF	None
	IQ Hedge Market Neutral Tracker ETF	None
	IQ Hedge Long/Short Tracker ETF	None
	IQ Hedge Event-Driven Tracker ETF	None
	IQ Real Return ETF	None
	IQ Merger Arbitrage ETF	None
	IQ Global Resources ETF	None
	IQ Australia Small Cap ETF	None
	IQ Canada Small Cap ETF	None
	IQ Global Agribusiness ETF	None
	IQ Global Oil Small Cap ETF	None
	IQ U.S. Real Estate Small Cap ETF	None
	IQ 50 Percent Hedged FTSE International ETF	None
	IQ 50 Percent Hedged FTSE Europe ETF	None
	IQ 50 Percent Hedged FTSE Japan ETF	None
	IQ Leaders GTAA Tracker ETF	None
	IQ Enhanced Core Plus Bond U.S. ETF	None
	IQ Enhanced Core Bond U.S. ETF	None

Michael Pignataro	IQ Hedge Multi-Strategy Tracker ETF	None	None
	IQ Hedge Macro Tracker ETF	None
	IQ Hedge Market Neutral Tracker ETF	None
	IQ Hedge Long/Short Tracker ETF	None
	IQ Hedge Event-Driven Tracker ETF	None

Name of Trustee	Fund Name	Dollar Range of Equity Securities in Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies (1)

	IQ Real Return ETF	None
	IQ Merger Arbitrage ETF	None
	IQ Global Resources ETF	None
	IQ Australia Small Cap ETF	None
	IQ Canada Small Cap ETF	None
	IQ Global Agribusiness ETF	None
	IQ Global Oil Small Cap ETF	None
	IQ U.S. Real Estate Small Cap ETF	None
	IQ 50 Percent Hedged FTSE International ETF	None
	IQ 50 Percent Hedged FTSE Europe ETF	None
	IQ 50 Percent Hedged FTSE Japan ETF	None
	IQ Leaders GTAA Tracker ETF	None
	IQ Enhanced Core Plus Bond U.S. ETF	None
	IQ Enhanced Core Bond U.S. ETF	None

Paul Schaeffer	IQ Hedge Multi-Strategy Tracker ETF	$50,001 – $100,000	$50,001 – $100,000
	IQ Hedge Macro Tracker ETF	None
	IQ Hedge Market Neutral Tracker ETF	None
	IQ Hedge Long/Short Tracker ETF	None
	IQ Hedge Event-Driven Tracker ETF	None
	IQ Real Return ETF	None
	IQ Merger Arbitrage ETF	None
	IQ Global Resources ETF	None
	IQ Australia Small Cap ETF	None
	IQ Canada Small Cap ETF	None
	IQ Global Agribusiness ETF	None
	IQ Global Oil Small Cap ETF	None
	IQ U.S. Real Estate Small Cap ETF	None
	IQ 50 Percent Hedged FTSE International ETF	None
	IQ 50 Percent Hedged FTSE Europe ETF	None
	IQ 50 Percent Hedged FTSE Japan ETF	None
	IQ Leaders GTAA Tracker ETF	None
	IQ Enhanced Core Plus Bond U.S. ETF	None
	IQ Enhanced Core Bond U.S. ETF	None

Adam Patti(2)	IQ Hedge Multi-Strategy Tracker ETF	Over $100,000	Over $500,000
	IQ Hedge Macro Tracker ETF	None
	IQ Hedge Market Neutral Tracker ETF	None
	IQ Hedge Long/Short Tracker ETF	None
	IQ Hedge Event-Driven Tracker ETF	None
	IQ Real Return ETF	None
	IQ Merger Arbitrage ETF	Over $100,000
	IQ Global Resources ETF	$50,001 – $100,000
	IQ Australia Small Cap ETF	None
	IQ Canada Small Cap ETF	None
	IQ Global Agribusiness ETF	None
	IQ Global Oil Small Cap ETF	None
	IQ U.S. Real Estate Small Cap ETF	$50,001 – $100,000

Name of Trustee	Fund Name	Dollar Range of Equity Securities in Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies (1)

	IQ 50 Percent Hedged FTSE International ETF	$10,001 – $50,000
	IQ 50 Percent Hedged FTSE Europe ETF	Over $100,000
	IQ 50 Percent Hedged FTSE Japan ETF	Over $100,000
	IQ Leaders GTAA Tracker ETF	None
	IQ Enhanced Core Plus Bond U.S. ETF	None
	IQ Enhanced Core Bond U.S. ETF	$50,001 – $100,000

(1)	“Family of Investment Companies” consists of all mutual funds and ETFs advised by the Advisor.

(2)	Interested Trustee

Board Compensation

For each in-person quarterly Board Meeting, each Independent Trustee receives $5,000. For each additional in-person meeting, each Independent Trustee receives $3,000 and for any phone meeting, each Independent Trustee receives $2,000. As Audit Committee chair, Ms. Aggarwal receives an annual stipend of $10,000. In addition, the Independent Trustees are reimbursed for all reasonable travel expenses relating to their attendance at the Board Meetings. The following table sets forth certain information with respect to the compensation of each Trustee for the fiscal year ended April 30, 2017:

Name and Position	Aggregate Compensation From The Trust	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees(1)
Reena Aggarwal, Trustee	$30,000	N/A	N/A	$78,000

Michael Pignataro,	$20,000	N/A	N/A	$43,000
Trustee

Paul Schaeffer,	$20,000	N/A	N/A	$43,000
Trustee

Adam S. Patti,	None	None	None	None
Trustee &
Chairman

(1)	“Fund Complex” consists of all mutual funds and ETFs advised by the Advisor.

Code of Ethics

The Trust, its Advisor and principal underwriter have each adopted a code of ethics under Rule 17j-1 of the 1940 Act that permit personnel subject to their particular codes of ethics to invest in securities, including securities that may be purchased or held by the Fund.

PROXY VOTING POLICIES

The Board believes that the voting of proxies on securities held by the Funds is an important element of the overall investment process. As such, the Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, a summary of which is included in Appendix A to this Statement of Additional Information. The Board will periodically review each Fund’s proxy voting record.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31 of each year. The Fund’s Form N-PX will be available at no charge upon request by calling 1-888-474-7725. It will also be available on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Although the Trust does not have information concerning the beneficial ownership of shares held in the names of Depository Trust Company (“DTC”) participants (“DTC Participants”), as of July 31, 2017 the name and percentage ownership of each DTC Participant that owned of record 5% or more of the outstanding shares of a Fund is set forth in the table below. As of the date of this SAI, the IQ Mexico Small Cap ETF, IQ Asian Tigers ETF, IQ Asian Tigers Consumer ETF, IQ Asian Tigers Small Cap ETF, IQ Asia Pacific ex-Japan Small Cap ETF, IQ Australia Mid Cap ETF, IQ Canada Mid Cap ETF and IQ Global Precious Metals Small Cap ETF, IQ Fastest Growing Companies ETF, IQ Innovation Leaders ETF, IQ 50 Percent Hedged FTSE Germany ETF, IQ 50 Percent Hedged FTSE Emerging Markets ETF, IQ Leaders Bond Allocation Tracker ETF, IQ Chaikin U.S. Dividend Achievers ETF, IQ Chaikin U.S. Large Cap ETF, IQ Candriam SRI U.S. Equity ETF, IQ Candriam SRI International Equity ETF, IQ Candriam SRI European Equity ETF, IQ Candriam SRI World Equity ETF, and IQ Candriam SRI Asia Pacific Equity ETF have not yet commenced operations and information is not presented for such Funds.

Fund Name	DTC Participants	Percentage of Ownership (rounded to the nearest whole percentage)

IQ Hedge Multi-Strategy Tracker ETF	Morgan Stanley Smith Barney LLC 1300 Thames St. 6th Floor Baltimore, MD 21231	23%

	Raymond James & Associates, Inc. 880 Carilion Parkway Saint Petersburg, FL 33716	16%

	Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016-1215	11%

	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	9%

	State Street Bank & Trust Co. 1776 Heritage Dr. North Quincy, MA 02171	7%

IQ Hedge Macro Tracker ETF	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	25%

	Merrill Lynch 4804 Deer Lake Dr. East Jacksonville, FL 32246	20%

	Merrill Lynch Pierce Fenner & Smith c/o Corporate Actions 4804 Deer Lake Dr. East Jacksonville, FL 32246	14%

	Stifel Nicolaus & Company, Incorporated 501 North Broadway St. Louis, Missouri 63102	7.2%

IQ Hedge Market Neutral Tracker ETF	Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016-1215	55%

	Merrill Lynch 4804 Deer Lake Dr. East Jacksonville, FL 32246	11%

	Deutsche Bank Securities Inc. 5022 Gate Parkway Suite 100 Jacksonville, FL 32256	9%

	Morgan Stanley Smith Barney LLC 1300 Thames St. 6th Floor Baltimore, MD 21231	6%

	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	5%

IQ Hedge Long/Short Tracker ETF	The Bank of NY Mellon 525 William Penn Place Suite 153-0400 Pittsburgh, PA 15259	40%

	The Northern Trust Company 801 S. Canal St. Attn: Capital Structures C1N Chicago, IL 60607	33%

	Merrill Lynch 4804 Deer Lake Dr. East Jacksonville, FL 32246	16%

IQ Hedge Event Driven Tracker ETF	The Bank of NY Mellon 525 William Penn Place Suite 153-0400 Pittsburgh, PA 15259	53%

	Deutsche Bank Securities, Inc. 5022 Gate Parkway, Suite 100 Jacksonville, FL 32256	32%

IQ Real Return ETF	Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016-1215	83%

IQ Merger Arbitrage ETF	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	26%

	Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016-1215	22%

	Morgan Stanley Smith Barney LLC 1300 Thames St 6th Floor Baltimore, MD 21231	11%

	TD Ameritrade 1005 North Ameritrade Place Bellevue, NE 68005-4245	8%

	American Enterprise Investment Services Inc. 901 Third Ave. South Minneapolis, MN 55474	5%

IQ Global Resources ETF	State Street Bank & Trust Co. 1776 Heritage Dr. North Quincy, MA 02171	60%

	Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016-1215	9%

	American Enterprise Investment Services Inc. 901 Third Ave. South Minneapolis, MN 55474	6%

IQ Australia Small Cap ETF	TD Ameritrade 1005 North Ameritrade Place Bellevue, NE 68005-4245	25%
	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	15%
	UBS Financial Services, Inc. 1000 Harbor Blvd Weehawken, NJ 07086	8%
	Merrill Lynch 4804 Deer Lake Dr. East Jacksonville, FL 32246	7%
	Merrill Lynch Pierce Fenner & Smith c/o Corporate Actions 4804 Deer Lake Dr. East Jacksonville, FL 32246	7%
	Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016-1215	6%
	The Northern Trust Company 801 S. Canal St. Attn: Capital Structures C1N Chicago, IL 60607	5%

IQ Canada Small Cap ETF	Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016-1215	51%
	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	9%
	Merrill Lynch 4804 Deer Lake Dr. East Jacksonville, FL 32246	7%
	Morgan Stanley Smith Barney LLC 1300 Thames St 6th Floor Baltimore, MD 21231	5%

IQ Global Agribusiness Small Cap ETF	Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016-1215	15%
	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	12%
	JP Morgan Clearing 14201 Dallas Parkway 12th Fl. Corporate Actions Dallas, TX 75254	9%
	Merrill Lynch 4804 Deer Lake Dr. East Jacksonville, FL 32246	8%
	Merrill Lynch, Pierce Fenner & Smith, c/o Merrill Lynch Corporate Actions 4804 Deer Lake Dr. E. Jacksonville, FL 32246	7%
	Wells Clearing, LLC 2801 Market Street H0006-09B St. Louis, MO 63103	6%
	TD Ameritrade 4211 S. 102ND STREET Omaha, NE 68127	6%
	E*Trade 671 North Glebe Road Arlington, VA 22203	6%
	RBC Capital Markets 55 Wellington Street, 7th Floor Toronto, Ontario M5V 3H1 Canada	5%
IQ Global Oil Small Cap ETF	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	21%
	JP Morgan Clearing 14201 Dallas Parkway	15%
	12th Fl. Corporate Actions Dallas, TX 75254

	Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016-1215	15%
	TD Ameritrade 1005 North Ameritrade Place Bellevue, NE 68005-4245	14%
	Merrill Lynch, Pierce Fenner & Smith c/o Merrill Lynch Corporate Actions 4804 Deer Lake Dr. E. Jacksonville, FL 32246	12%
IQ U.S. Real Estate Small Cap ETF	Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016-1215	15%
	National Financial Services LLC 499 Washington Blvd. Jersey City, NJ 07310	14%
	Merrill Lynch, Pierce Fenner & Smith, c/o Merrill Lynch Corporate Actions 4804 Deer Lake Dr. E. Jacksonville, FL 32246	12%

	Raymond James & Associates, Inc. 880 Carilion Parkway Saint Petersburg, FL 33716	11%
	Wells Clearing, LLC 2801 Market Street H0006-09B St. Louis, MO 63103	11%
	Morgan Stanley Smith Barney LLC 1300 Thames St 6th Floor Baltimore, MD 21231	8%
	TD Ameritrade 1005 North Ameritrade Place Bellevue, NE 68005-4245	5%

IQ 50 Percent Hedged FTSE International ETF	State Street Bank & Trust Co. 1776 Heritage Dr. North Quincy, MA 02171	78%

	JP Morgan Chase Bank Nat’l Association 14201 Dallas Parkway 12th Fl. Corporate Actions Dallas, TX 75254	8%
IQ 50 Percent Hedged FTSE Europe ETF	State Street Bank & Trust Co. 1776 Heritage Dr. North Quincy, MA 02171P	74%
	JP Morgan Clearing Corp Corporate Actions Dept. 14201 Dallas Parkway, 12th Fl. Dallas, TX 75254	19%

IQ 50 Percent Hedged FTSE Japan ETF	JP Morgan Chase Bank Nat’l Association 14201 Dallas Parkway 12th Fl. Corporate Actions Dallas, TX 75254	92%

IQ Leaders GTAA Tracker ETF	JP Morgan Chase Bank Nat’l Association 14201 Dallas Parkway 12th Fl. Corporate Actions Dallas, TX 75254	83%

	The Bank of NY Mellon 525 William Penn Place Suite 153-0400 Pittsburgh, PA 15259	6%

IQ Enhanced Core Bond U.S. ETF	State Street Bank & Trust Co. 1776 Heritage Dr. North Quincy, MA 02171	47%
	Merrill Lynch, Pierce Fenner & Smith, 4804 Deer Lake Dr. E. Jacksonville, FL 32246	14%
	JP Morgan Chase Bank Nat’l Association 14201 Dallas Parkway 12th Fl. Corporate Actions Dallas, TX 75254	13%
	Charles Schwab & Co., Inc. 2423 E Lincoln Drive Phoenix, AZ 85016-1215	11%

IQ Enhanced Core Plus Bond U.S. ETF	State Street Bank & Trust Co. 1776 Heritage Dr. North Quincy, MA 02171	60%
	Merrill Lynch, Pierce Fenner & Smith, 4804 Deer Lake Dr. E. Jacksonville, FL 32246	9%
	Raymond James & Associates, Inc. 880 Carilion Parkway Saint Petersburg, FL 33716	5%
	JP Morgan Chase Bank Nat’l Association 14201 Dallas Parkway	5%
	12th Fl. Corporate Actions Dallas, TX 75254

IQ Chaikin U.S. Small Cap ETF	State Street Bank & Trust Co. 1776 Heritage Dr. North Quincy, MA 02171	59%
	JP Morgan Chase Bank Nat’l Association 14201 Dallas Parkway 12th Fl. Corporate Actions Dallas, TX 75254	29%

MANAGEMENT SERVICES

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Management.”

Investment Advisor

IndexIQ Advisors LLC, the Advisor, serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Trust, pursuant to the Investment Advisory Agreement between the Trust and the Advisor (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor, subject to the supervision of the Board, provides an investment program for each Fund and is responsible for the investment of the Fund’s assets in conformity with the stated investment policies of each Fund. The Advisor is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each of the Funds. The Advisor also arranges for the provision of distribution, transfer agency, custody, administration and all other services necessary for the Funds to operate.

The Advisory Agreement will continue in effect with respect to the Funds from year to year provided such continuance is specifically approved at least annually by (i) the vote of a majority of the Funds’ outstanding voting securities or a majority of the Trustees of the Trust, and (ii) the vote of a majority of the Independent Trustees of the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisory Agreement will terminate automatically if assigned (as defined in the 1940 Act). The Advisory Agreement is also terminable at any time without penalty by the Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Funds on 60 days’ written notice to the Advisor or by the Advisor on 60 days’ written notice to the Trust.

Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, payable monthly, at the annual rate for each of the Funds based on a percentage of each Fund’s average daily net assets as follows:

Fund Name	Management Fee
IQ Hedge Multi-Strategy Tracker ETF	0.75%
IQ Hedge Macro Tracker ETF	0.75%
IQ Hedge Market Neutral Tracker ETF	0.75%
IQ Hedge Long/Short Tracker ETF	0.75%
IQ Hedge Event-Driven Tracker ETF	0.75%
IQ Real Return ETF	0.48%
IQ Merger Arbitrage ETF	0.75%
IQ Global Resources ETF	0.75%
IQ Australia Small Cap ETF	0.69%
IQ Canada Small Cap ETF	0.69%

Fund Name	Management Fee
IQ Global Agribusiness Small Cap ETF	0.75%
IQ Global Oil Small Cap ETF	0.75%
IQ Mexico Small Cap ETF	0.69%
IQ Asian Tigers ETF	0.79%
IQ Asian Tigers Consumer ETF	0.79%
IQ Asian Tigers Small Cap ETF	0.79%
IQ Asia Pacific ex-Japan Small Cap ETF	0.69%
IQ Australia Mid Cap ETF	0.69%
IQ Canada Mid Cap ETF	0.69%
IQ Global Precious Metals Small Cap ETF	0.69%
IQ U.S. Real Estate Small Cap ETF	0.69%
IQ Fastest Growing Companies ETF	0.49%
IQ Innovation Leaders ETF	0.49%
IQ 50 Percent Hedged FTSE International ETF	0.35%
IQ 50 Percent Hedged FTSE Europe ETF	0.45%
IQ 50 Percent Hedged FTSE Germany ETF	0.45%
IQ 50 Percent Hedged FTSE Japan ETF	0.45%
IQ 50 Percent Hedged FTSE Emerging Markets ETF	0.65%
IQ Leaders GTAA Tracker ETF	0.45%
IQ Leaders Global Allocation Bond Tracker ETF	0.50%
IQ Enhanced Core Bond U.S. ETF	0.25%
IQ Enhanced Core Plus Bond U.S. ETF	0.25%
IQ Chaikin U.S. Dividend Achievers ETF	0.30%
IQ Chaikin U.S. Large Cap ETF	0.35%
IQ Chaikin U.S. Small Cap ETF	0.35%
IQ Candriam SRI U.S. Equity ETF	0.35%
IQ Candriam SRI World Equity ETF	0.40%
IQ Candriam SRI International Equity ETF	0.40%
IQ Candriam SRI European Equity ETF	0.45%
IQ Candriam SRI Asia Pacific Equity ETF	0.45%

In consideration of the fees paid with respect to the Funds, the Advisor has agreed to pay all expenses of the Trust, except (i) brokerage and other transaction expenses, including taxes; (ii) extraordinary legal fees or expenses, such as those for litigation or arbitration; (iii) compensation and expenses of the Independent Trustees, counsel to the Independent Trustees, and the Trust’s chief compliance officer; (iv) extraordinary expenses; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (vi) the advisory fee payable to the Advisor hereunder.

For the last three fiscal years ended April 30, advisory fees paid to the Advisor were as follows:

Fund Name	Commencement of Operations	Fees Paid to the Advisor for the Fiscal Year Ended 2015	Fees Paid to the Advisor for the Fiscal Year Ended 2016	Fees Paid to the Advisor for the Fiscal Year Ended 2017
IQ Hedge Multi-Strategy Tracker ETF	3/24/09	$6,665,961	$7,952,984	$8,494,024
IQ Hedge Macro Tracker ETF	6/8/09	$182,612	$134,461	$78,368
IQ Hedge Market Neutral Tracker ETF	10/12/12	$119,821	$109,944	$100,935
IQ Hedge Long/Short Tracker ETF	03/24/15	$1,562	$14,332	$14,988
IQ Hedge Event-Driven Tracker ETF	03/24/15	$1,561	$14,559	$26,619
IQ Real Return ETF	10/26/09	$124,446	$125,211	$128,818
IQ Global Resources ETF	10/26/09	$635,219	$394,073	$1,079,016
IQ Merger Arbitrage ETF	11/16/09	$532,230	$971,583	$1,116,861
IQ Australia Small Cap ETF	3/22/10	$49,928	$33,879	$57,346
IQ Canada Small Cap ETF	3/22/10	$103,425	$55,830	$76,393
IQ Global Agribusiness Small Cap ETF	3/22/11	$141,362	$98,594	$99,394
IQ Global Oil Small Cap ETF	5/5/11	$18,828	$24,627	$25,277
IQ U.S. Real Estate Small Cap ETF	6/13/11	$514,418	$581,840	$607,056

Fund Name	Commencement of Operations	Fees Paid to the Advisor for the Fiscal Year Ended 2015	Fees Paid to the Advisor for the Fiscal Year Ended 2016	Fees Paid to the Advisor for the Fiscal Year Ended 2017
IQ 50 Percent Hedged FTSE Europe ETF	7/22/15	NA	$102,514	$188,636
IQ 50 Percent Hedged FTSE International ETF	7/22/15	NA	$101,493	$539,572
IQ 50 Percent Hedged FTSE Japan ETF	7/22/15	NA	$82,459	$116,369
IQ Leaders GTAA Tracker ETF	9/30/15	NA	$5,408	$128,426
IQ Enhanced Core Bond U.S. ETF	5/10/16	NA	NA	$171,957
IQ Enhanced Core Plus Bond U.S. ETF	5/10/16	NA	NA	$480,279
IQ Chaikin U.S. Small Cap ETF	5/16/17	NA	NA	NA

As of the date of this SAI, the IQ Mexico Small Cap ETF, IQ Asian Tigers ETF, IQ Asian Tigers Consumer ETF, IQ Asian Tigers Small Cap ETF, IQ Asia Pacific ex-Japan Small Cap ETF, IQ Australia Mid Cap ETF, IQ Canada Mid Cap ETF, IQ Global Precious Metals Small Cap ETF, IQ Fastest Growing Companies ETF, IQ Innovation Leaders ETF, IQ 50 Percent Hedged FTSE Germany ETF, IQ 50 Percent Hedged FTSE Emerging Markets ETF, IQ Leaders Bond Allocation Tracker ETF, IQ Chaikin U.S. Dividend Achievers ETF, IQ Chaikin U.S. Large Cap ETF, IQ Candriam SRI U.S. Equity ETF, IQ Candriam SRI International Equity ETF, IQ Candriam SRI European Equity ETF, IQ Candriam SRI World Equity ETF, and IQ Candriam SRI Asia Pacific Equity ETF have not commenced operations and, therefore, have not yet incurred any advisory fees under the Advisory Agreement.

In addition to providing advisory services under the Advisory Agreement, the Advisor also: (i) supervises all non-advisory operations of the Funds; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Funds; (iii) arranges for (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the Funds’ records; and (v) provides office space and all necessary office equipment and services.

Fee Waiver Agreement

For each of the IQ Enhanced Core Bond U.S. ETF and IQ Enhanced Core Plus Bond U.S. ETF Fund, the Advisor has entered into a Fee Waiver Agreement with the Funds under which it has contractually agreed, until August 31, 2018, to waive a portion of its management fee equal to 0.05% of the average daily net assets of the Fund. The Advisor may voluntarily waive any portion of its advisory fee from time to time, and may discontinue or modify any such voluntary limitations in the future at its discretion.

Expense Limitation Agreement

The Advisor has entered into Expense Limitation Agreements with certain Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividends, interest and brokerage expenses paid on short sales, acquired und fees and expenses, extraordinary expenses, if any, and payments, if any, under the Rule 12b-1 Plan) to not more than the percentage of the average daily net assets of such Funds until August 31, 2018 as follows:

Fund	Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement
IQ Chaikin U.S. Dividend Achievers ETF	0.35%
IQ Chaikin U.S. Small Cap ETF	0.35%
IQ Chaikin U.S. Large Cap ETF	0.35%
IQ 50 Percent Hedged FTSE International ETF	0.20%
IQ 50 Percent Hedged FTSE Europe ETF	0.30%
IQ 50 Percent Hedged FTSE Japan ETF	0.30%

For the last three fiscal years ended April 30, the Advisor waived fees and reimbursed expenses as follows:

		2017		2016
Name	Commencement of Operations	Fees Waived	Expenses Reimbursed	Fees Waived	Expenses Reimbursed
IQ Chaikin U.S. Small Cap ETF	5/16/17	$0	$0	$0	$0
IQ Enhanced Core Bond U.S. ETF	5/10/16	$34,393	$0	$0	$0
IQ Enhanced Core Plus Bond U.S. ETF	5/10/16	$96,059	$0	$0	$0

Portfolio Manager

The Advisor acts as portfolio manager for the Funds. The Advisor will supervise and manage the investment portfolios of the Funds and will direct the purchase and sale of each Fund’s investment securities. The Advisor utilizes a team of investment professionals acting together to manage the assets of the Funds. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objective.

The portfolio managers who are currently jointly and primarily responsible for the day-to-day management of the Funds’ portfolios are Paul (Teddy) Fusaro and Greg Barrato.

Teddy Fusaro has been Senior Vice President of the Advisor and portfolio manager of the Funds since August 2013, at which time he joined the Advisor. Prior to joining the Advisor, Mr. Fusaro served as Vice President, Trader and Portfolio Manager at Rafferty Asset Management LLC from 2009 to 2013 and as Analyst at Goldman Sachs & Co. from 2007 to 2009. Mr. Fusaro is a 2007 graduate from Providence College.

Greg Barrato joined the Advisor as Vice President in November 2010 and has been Senior Vice President of the Advisor since August 2013 and portfolio manager of the Funds since February 2011. Prior to joining the Advisor, Mr. Barrato served as Head Global Equity Trader and Trader at Lucerne Capital Management, LLC from 2008 to 2010 and as Assistant Trader and Operations Manager at ReachCapital Management, LP from 2004 to 2008. Mr. Barrato is a 2002 graduate from the University of Connecticut.

Other Accounts Managed

The following tables provide additional information about other portfolios or accounts managed by the Funds’ portfolio managers as of April 30, 2017.

Total number of other accounts managed by the portfolio managers within each category below and the total assets in the accounts managed within each category below.

	Registered Investment Companies		Other Pooled Investment Vehicles
Portfolio Manager					Other Accounts

		Total Assets ($mm)		Total Assets ($mm)		Total Assets ($m)
	Number of Accounts		Number of Accounts		Number of Accounts

Greg Barrato	21	2,399	0	0	1	67.5
Paul (Teddy) Fusaro	21	2,399	0	0	1	67.5

Material Conflicts of Interest.

Because the portfolio managers manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. Each portfolio manager may manage portfolios having substantially the same investment style as the Funds. However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Funds managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Funds, which can cause potential conflicts in the allocation of investment opportunities between the Funds and the other accounts. However, the compensation structure for portfolio managers does not generally provide incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others. There are many other factors considered in determining the portfolio managers’ bonus and there is no formula that is applied to weight the factors listed (see “Compensation”). In addition, current trading practices do not allow the Advisor to intentionally favor one portfolio over another as trades are executed as trade orders are received. Portfolio’s rebalancing dates also generally vary between fund families. Program trades created from the portfolio rebalance are executed at market on close.

Compensation for the Portfolio Manager

The portfolio managers receive a base pay and an annual bonus incentive based on performance against individual and organizational unit objectives, as well as overall Advisor results. The plan is designed to align manager compensation with investors' goals by rewarding portfolio managers who obtain results consistent with the objectives of the products under the individual’s management. In addition, these employees also participate in a long-term incentive program. The long-term incentive plan is eligible to senior level employees and is designed to reward profitable growth in company value. An employee's total compensation package is reviewed periodically to ensure that they are competitive relative to the external marketplace.

Ownership of Securities

The portfolio managers do not own Shares of the Funds.

OTHER SERVICE PROVIDERS

Fund Administrator, Custodian, Transfer Agent and Securities Lending Agent

The Bank of New York Mellon (“BNY Mellon”) serves as the Funds’ administrator, custodian, transfer agent and securities lending agent. BNY Mellon’s principal address is 101 Barclay Street, New York, New York 10286. Under the Fund Administration and Accounting Agreement with the Trust, BNY Mellon provides necessary administrative, legal, tax, accounting services, and financial reporting for the maintenance and operations of the Trust and each Fund. BNY Mellon is responsible for maintaining the books and records and calculating the daily net asset value of each Fund. In addition, BNY Mellon makes available the office space, equipment, personnel and facilities required to provide such services. BNY Mellon also provides persons satisfactory to the Board to serve as officers of the Trust.

Under the Custody Agreement with the Trust, BNY Mellon maintains in separate accounts cash, securities and other assets of the Trust and the Funds, keeps all necessary accounts and records, and provides other services. BNY Mellon is required, upon order of the Trust, to deliver securities held by BNY Mellon and to make payments for securities purchased by the Trust for the Funds. Under the Custody Agreement, BNY Mellon is also authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States.

Pursuant to a Transfer Agency Services Agreement with the Trust, BNY Mellon acts as transfer agent to the Funds, dividend disbursing agent and shareholder servicing agent to the Funds.

The Advisor compensates BNY Mellon for the foregoing services out of the Advisor’s unified management fee.

The Advisor paid BNY Mellon the following amounts for administration services for the last three fiscal years ended April 30:

Fund	Commencement of Operations	Administration Fees for Fiscal Year Ended 2015	Administration Fees for Fiscal Year Ended 2016	Administration Fees for Fiscal Year Ended 2017
IQ Hedge Multi-Strategy Tracker ETF	3/24/09	$229,159	$303,112	$308,748
IQ Hedge Macro Tracker ETF	6/8/09	$42,000	$42,000	$42,000
IQ Hedge Market Neutral Tracker ETF	10/12/12	$42,000	$42,000	$42,000
IQ Hedge Long/Short Tracker ETF	3/24/15	$48	$14,367	$42,000
IQ Hedge Event-Driven Tracker ETF	03/24/15	N/A	$14,310	$42,000
IQ Real Return ETF	10/26/09	$42,000	$42,000	$42,000
IQ Global Resources ETF	10/26/09	$42,000	$42,000	$45,987
IQ Merger Arbitrage ETF	11/16/09	$42,000	$42,000	$42,112
IQ Australia Small Cap ETF	3/22/10	$42,000	$42,000	$42,000
IQ Canada Small Cap ETF	3/22/10	$42,000	$42,000	$42,000
IQ Global Agribusiness Small Cap ETF	3/22/10	$42,000	$42,000	$42,000
IQ Global Oil Small Cap ETF	5/5/11	$42,000	$42,000	$42,000
IQ U.S. Real Estate Small Cap ETF	6/13/11	$42,000	$42,000	$42,000
IQ 50 Percent Hedged FTSE Europe ETF	7/22/15	NA	$12,838	$56,250
IQ 50 Percent Hedged FTSE International ETF	7/22/15	NA	$12,332	$56,250
IQ 50 Percent Hedged FTSE Japan ETF	7/22/15	NA	$11,589	$56,250
IQ Leaders GTAA Tracker ETF	9/30/15	NA	$6,400	$51,250
IQ Enhanced Core Bond U.S. ETF	5/10/16	NA	NA	$18,705
IQ Enhanced Core Plus Bond U.S. ETF	5/10/16	NA	NA	$52,317
IQ Chaikin U.S. Small Cap ETF	5/16/2017	NA	NA	-

As of the date of this SAI, the IQ Mexico Small Cap ETF, IQ Asian Tigers ETF, IQ Asian Tigers Consumer ETF, IQ Asian Tigers Small Cap ETF, IQ Asia Pacific ex-Japan Small Cap ETF, IQ Australia Mid Cap ETF, IQ Canada Mid Cap ETF, IQ Global Precious Metals Small Cap ETF, IQ Fastest Growing Companies ETF, IQ Innovation Leaders ETF, IQ 50 Percent Hedged FTSE Germany ETF, IQ 50 Percent Hedged FTSE Emerging Markets ETF, IQ Leaders Bond Allocation Tracker ETF, IQ Chaikin U.S. Dividend Achievers ETF, IQ Chaikin U.S. Large Cap ETF, IQ Candriam SRI U.S. Equity ETF, IQ Candriam SRI International Equity ETF, IQ Candriam SRI European Equity ETF, IQ Candriam SRI World Equity ETF, and IQ Candriam SRI Asia Pacific Equity ETF have not commenced operations and, therefore, have not yet paid any administration fees.

BNY Mellon also serves as the Trust’s securities lending agent pursuant to a Securities Lending Authorization Agreement. As compensation for providing securities lending services, BNY Mellon receives a portion of the income earned by the Funds on collateral investments in connection with the lending program.

Index Provider

IndexIQ is the index provider for the Funds (except the IQ 50 Percent Hedged Funds and the IQ Chaikin Funds). IndexIQ is in the business of developing and maintaining financial indexes, including the Underlying Indexes. Presently, IndexIQ has developed and is maintaining a number of indexes in addition to the Underlying Indexes. IndexIQ has entered into an index licensing agreement (the “Licensing Agreement”) with the Advisor to allow the Advisor’s use of the Underlying Indexes for the operation of the Funds. The Advisor pays licensing fees to IndexIQ from the Advisor’s management fees or other resources. The Advisor has, in turn, entered into a sub-licensing agreement (the “Sub-Licensing Agreement”) with the Trust to allow the Funds to utilize the Underlying Indexes. The Funds pay no fees to IndexIQ or the Advisor under the Sub-Licensing Agreement.

For the IQ 50 Percent Hedged Funds, the index provider is FTSE International Ltd. (“FTSE”). FTSE developed and sponsors each Underlying Index. The Advisor has entered into a licensing agreement with FTSE to license the Underlying Indices on behalf of the IQ 50 Percent Hedged Funds.

For the IQ Chaikin Funds, the index provider is Nasdaq, Inc. Nasdaq developed and sponsors each Underlying Index. The Advisor has entered into a licensing agreement with Nasdaq to license the Underlying Indices on behalf of the IQ Chaikin Funds.

Index Consultant

For the IQ Candriam Funds, Candriam serves as the index consultant to IndexIQ for the Underlying Indices. In its role as index consultant, Candriam assists IndexIQ with the development, calculation and maintenance of the Underlying Indices. Candriam is an investment advisor with experience with SRI strategies. As of March 31. 2017, Candriam managed approximately €107.2 billion in assets.

For the IQ Enhanced Core Bond U.S. ETF and IQ Enhanced Core Plus Bond U.S. ETF, New York Life Investment Management LLC serves the index consultant for the Underlying Indexes. In its role as index consult, NYLIM assists IndexIQ with the development, calculation and maintenance of the Underlying Indexes. NYLM is an investment advisor with experience with asset allocation strategies. As of June 30, 2017, NYLIM managed approximately $297 billion in assets.

Distributor

ALPS Distributors, Inc., the Distributor, is located at 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and a member of the Financial Industry Regulatory Authority (“FINRA”). NYLIFE Distributors LLC has entered into a Services Agreement with ALPS to market the Funds.

Shares will be continuously offered for sale by the Trust through the Distributor only in whole Creation Units, as described in the section of this SAI entitled “Purchase and Redemption of Creation Units.” The Distributor also acts as an agent for the Trust. The Distributor will deliver a prospectus to authorized participants purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

The Board of Trustees has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Distribution and Service Plan, each Fund is authorized to pay an amount up to 0.10% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of each Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund’s assets, and over time these fees will increase the cost of your investment and they may cost you more than certain other types of sales charges.

Under the Service and Distribution Plan, and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan, if any, and the purpose for which such expenditures were made.

The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, located at 300 Madison Avenue, New York, NY 10017, serves as the independent registered public accounting firm to the Trust. PricewaterhouseCoopers LLP will perform the annual audit of the Funds’ financial statements.

Ernst & Young LLP, located at 5 Times Square, New York, New York 10036, serves as tax advisor to the Trust and will prepare the Funds’ federal, state and excise tax returns, and advise the Trust on matters of accounting and federal and state income taxation.

Legal Counsel

Arnold & Porter Kaye Scholer LLP, 250 West 55th Street, New York, New York 10019, serves as legal counsel to the Trust and the Funds.

CERTAIN CONFLICTS OF INTEREST

IndexIQ and the Advisor have established policies, procedures, systems and infrastructure to address any potential conflicts of interest that may arise because of IndexIQ, an affiliate of the Advisor, serving as index provider for the Funds (except for the IQ 50 Percent Hedged Funds).

IndexIQ maintains policies and procedures designed to limit or prohibit communication between the employees of IndexIQ with ultimate responsibility for the Underlying Indexes (the “Index Group”) and the employees of the Advisor with respect to issues related to the maintenance, calculation and reconstitution of the Underlying Indexes (the “Policies and Procedures”). Furthermore, IndexIQ has retained an unaffiliated third party to calculate each Underlying Index (the “Calculation Agent”).

Changes to the constituents of the Underlying Indexes made by IndexIQ or the Calculation Agent will be disclosed by IndexIQ and published on its website at www.IQetfs.com. Any such IndexIQ announcements or website disclosures to the public will be made in such a manner that none of the IndexIQ employees outside of the Index Group, the Advisor, or a Fund, is notified of actions prior to the general investing public.

IndexIQ, as index provider, has adopted Policies and Procedures prohibiting its employees from disclosing or using any non-public information acquired through his or her employment, except as appropriate in connection with the rendering of services to the administration of the Underlying Indexes. Also, IndexIQ has adopted Policies and Procedures that prohibit and are designed to prevent anyone, including the members of the Index Group, from disseminating or using non-public information about pending changes to Underlying Indexes constituents or Index Methodology. These policies specifically prohibit anyone, including the members of the Index Group, from sharing any non-public information about an Underlying Index with any personnel of the Advisor responsible for management of the related Fund or any affiliated person. The Advisor also has adopted policies that prohibit personnel responsible for the management of a Fund from sharing any non-public information about the management of the Fund with any personnel of the Index Group, especially those persons responsible for creating, monitoring, calculating, maintaining or disseminating its Underlying Index.

In addition, IndexIQ has retained an unaffiliated third-party Calculation Agent to calculate and maintain the Underlying Indexes on a daily basis. The Calculation Agent will be instructed to not communicate any non-public information about the Underlying Indexes to anyone, and expressly not to the personnel of the Advisor responsible for the management of the Funds.

The Index Group personnel responsible for creating and monitoring the Underlying Indexes, the personnel of the Calculation Agent responsible for calculating and maintaining the Underlying Indexes, and the portfolio managers responsible for day-to-day portfolio management of the Fund are employees of separate legal organizations and the

Calculation Agent personnel are located in physically separate offices from the Index Group personnel and portfolio managers. The Calculation Agent is not, and will not be, affiliated with IndexIQ or the Advisor.

Members of the Index Group will not have access to paper or electronic files used by the Advisor in connection with their portfolio management activities. Neither the Advisor will have access to the computer systems used by the Calculation Agent, nor to the computer systems used by the Index Group to monitor, calculate and rebalance the Underlying Indexes. The Advisor has also adopted Policies and Procedures and a Code of Ethics that require, among other things, any personnel responsible for the management of a Fund and any investment account to (i) pre-clear all non-exempt personal securities transactions with a designated senior employee of the Advisor, and (ii) require reporting of securities transactions to such designated employee in accordance with Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Board, the Advisor is responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions, which may be affiliates of the Advisor, and the negotiation of brokerage commissions. The Funds may execute brokerage or other agency transactions through registered broker-dealers who receive compensation for their services in conformity with the 1940 Act, the Exchange Act of 1934, and the rules and regulations thereunder. Compensation may also be paid in connection with riskless principal transactions (in Nasdaq or over-the-counter securities and securities listed on an exchange) and agency Nasdaq or over-the-counter transactions executed with an electronic communications network or an alternative trading system.

The Funds will give primary consideration to obtaining the most favorable prices and efficient executions of transactions in implementing trading policy. Consistent with this policy, when securities transactions are traded on an exchange, the Funds’ policy will be to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Advisor believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds from obtaining a high quality of brokerage services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations will be necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

The Advisor does not consider sales of Shares by broker-dealers as a factor in the selection of broker-dealers to execute portfolio transactions.

As permitted by Section 28(e) of the 1934 Act, the Advisor may cause a Fund to pay a broker-dealer a commission for effecting a securities transaction for the Fund that is in excess of the commission that another broker-dealer would have charged for effecting the transaction, if the Advisor make a good faith determination that the broker’s commission paid by the Fund is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed in terms of either the particular transaction or the Advisor’s overall responsibilities to the Fund and its other investment advisory clients. The practice of using a portion of a Fund’s commission dollars to pay for brokerage and research services provided to the Advisor is sometimes referred to as “soft dollars.” Section 28(e) is sometimes referred to as a “safe harbor,” because it permits this practice, subject to a number of restrictions, including the Advisor’s compliance with certain procedural requirements and limitations on the type of brokerage and research services that qualify for the safe harbor.

Research products and services may include, but are not limited to, general economic, political, business and market information and reviews, industry and company information and reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance and risk measuring services and analysis, stock price quotation services, computerized historical financial databases and related software, credit rating services, analysis of corporate responsibility issues, brokerage analysts’ earnings estimates, computerized links to current market data, software dedicated to research, and portfolio modeling. Research services may be provided in the form of reports, computer-generated data feeds and other services, telephone contacts, and personal meetings with securities analysts, as well as in the form of meetings arranged with corporate officers and industry spokespersons, economists, academics and governmental representatives. Brokerage products and services assist in the execution, clearance and settlement of securities transactions, as well as functions incidental thereto, including but not limited to related communication and connectivity services and equipment, software related to order routing, market access, algorithmic trading, and other trading activities. On occasion, a broker-dealer may furnish the Advisor with a service that has a mixed use (that is, the service is used both for brokerage and research activities that are within the safe harbor and for other activities). In this case, the Advisor is required to reasonably allocate the cost of the service, so that any portion of the service that does not qualify for the safe harbor is paid for by the Advisor from its own funds, and not by portfolio commissions paid by the Funds.

Research products and services provided to the Advisor by broker-dealers that effect securities transactions for the Funds may be used by the Advisor in servicing all of its accounts. Accordingly, not all of these services may be used by the Advisor in connection with the Funds. Some of these products and services are also available to the Advisor for cash, and some do not have an explicit cost or determinable value. The research received does not reduce the advisory fees paid to the Advisor for services provided to the Funds. The Advisor’s expenses would likely increase if the Advisor had to generate these research products and services through its own efforts, or if it paid for these products or services itself.

On occasions when the Advisor deems the purchase or sale of a security to be in the best interest of a Fund as well as its other customers (including any other fund or other investment company or advisory account for which the Advisor acts as investment advisor or sub-investment advisor), the Advisor, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Advisor in the manner it considers to be equitable and consistent with its fiduciary obligations to the Funds and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for the Funds.

During the fiscal year ended April 30, 2017, commissions for securities transactions to brokers which provided research services to the Funds were as follows:

Fund	Value of Securities Transactions	Brokerage Commissions
IQ Hedge Multi-Strategy Tracker ETF	$5,664,141,193	$1,916,781
IQ Hedge Macro Tracker ETF	$12,691,226	$4,679
IQ Hedge Market Neutral Tracker ETF	$22,715,002	$6,982
IQ Real Return ETF	$38,033,741	$9,689
IQ Merger Arbitrage ETF	$540,931,814	$324,102
IQ Global Resources ETF	$515,377,854	$323,657
IQ Australia Small Cap ETF	$4,454,112	$3,073
IQ Canada Small Cap ETF	$7,771,496	$5,248
IQ Global Agribusiness Small Cap ETF	$9,169,045	$7,547
IQ Global Oil Small Cap ETF	$2,711,163	$4,512
IQ U.S. Real Estate Small Cap ETF	$40,057,178	$53,661
IQ Hedge Long/Short Tracker ETF	$5,474,711	$2,150
IQ Hedge Event Driven Tracker ETF	$5,547,382	$1,674
IQ 50 Percent Hedged FTSE International ETF	$32,038,225	$20,781
IQ 50 Percent Hedged FTSE Europe ETF	$12,850,797	$8,670
IQ 50 Percent Hedged FTSE Japan ETF	$7,090,859	$4,809
IQ Leaders GTAA Tracker ETF(2)	$54,547,613	$17,768
IQ Enhanced Core Bond U.S. ETF (1)	$314,215,489	$96,620
IQ Enhanced Core Plus Bond U.S. ETF (1)	$483,621,133	$158,981
IQ Chaikin U.S. Small Cap ETF(2)	$0	$0

(1)        Commenced operations on May 10, 2016.

(2)        Commenced operations on May 16, 2017

During the fiscal year ended April 30, 2016, commissions for securities transactions to brokers which provided research services to the Funds were as follows:

Fund	Value of Securities Transactions	Brokerage Commissions
IQ Hedge Multi-Strategy Tracker ETF	$6,223,750,490	$2,318,529
IQ Hedge Macro Tracker ETF	$25,430,915	$11,120
IQ Hedge Market Neutral Tracker ETF	$36,226,819	$14,193
IQ Real Return ETF	$57,640,418	$15,306
IQ Merger Arbitrage ETF	$517,872,340	$285,313
IQ Global Resources ETF	$418,775,928	$326,911
IQ Australia Small Cap ETF	$3,839,926	$2,872
IQ Canada Small Cap ETF	$4,286,126	$3,253
IQ Global Agribusiness Small Cap ETF	$8,087,376	$6,386
IQ Global Oil Small Cap ETF	$3,057,602	$4,047

Fund	Value of Securities Transactions	Brokerage Commissions
IQ U.S. Real Estate Small Cap ETF	$28,725,621	$50,792
IQ Hedge Long/Short Tracker ETF	$3,203,149	$1,309
IQ Hedge Event Driven Tracker ETF	$655,438	$253
IQ 50 Percent Hedged FTSE International ETF(1)	$11,099,069	$6,917
IQ 50 Percent Hedged FTSE Europe ETF(1)	$8,330,378	$5,535
IQ 50 Percent Hedged FTSE Japan ETF(1)	$6,024,953	$3,890
IQ Leaders GTAA Tracker ETF(2)	$4,437,168	$1,610
IQ Enhanced Core Bond U.S. ETF (3)	$0	$0
IQ Enhanced Core Plus Bond U.S. ETF (3)	$0	$0

(1)        Commenced operations on July 22, 2015.

(2)        Commenced operations on September 30, 2015.

(3)        Commenced operations on May 10, 2016.

During the fiscal year ended April 30, 2015, the commissions for securities transactions to brokers which provided research services to the Funds were as follows:

Fund	Value of Securities Transactions	Brokerage Commissions
IQ Hedge Multi-Strategy Tracker ETF	$3,770,878,089	$1,345,093
IQ Hedge Macro Tracker ETF	$69,098,752	$41,479
IQ Hedge Market Neutral Tracker ETF	$75,265,342	$25,620
IQ Hedge Long/Short Tracker ETF	$9,331,517	$3,101
IQ Hedge Event-Driven Tracker ETF	$9,996,748	$2,250
IQ Real Return ETF	$ 61,395,153	$ 21,188
IQ Merger Arbitrage ETF	$ 777,729,528	$ 341,465
IQ Global Resources ETF	$ 520,651,061	$ 271,435
IQ Australia Small Cap ETF	6,457,918	$5,318
IQ Canada Small Cap ETF	$9,792,134	$8,813
IQ Global Agribusiness Small Cap ETF	$18,583,423	$17,212
IQ Global Oil Small Cap ETF	$3,291,718	$4,903
IQ U.S. Real Estate Small Cap ETF	$ 50,198,009	$ 85,830

As of the date of this SAI, the IQ Mexico Small Cap ETF, IQ Asian Tigers ETF, IQ Asian Tigers Consumer ETF, IQ Asian Tigers Small Cap ETF, IQ Asia Pacific ex-Japan Small Cap ETF, IQ Australia Mid Cap ETF, IQ Canada Mid Cap ETF, IQ Global Precious Metals Small Cap ETF, IQ Fastest Growing Companies ETF, IQ Innovation Leaders ETF, IQ 50 Percent Hedged FTSE Germany ETF, IQ 50 Percent Hedged FTSE Emerging Markets ETF, IQ Leaders Bond Allocation Tracker ETF, IQ Chaikin U.S. Dividend Achievers ETF, IQ Chaikin U.S. Large Cap ETF, IQ Candriam SRI U.S. Equity ETF, IQ Candriam SRI International Equity ETF, IQ Candriam SRI European Equity ETF, IQ Candriam SRI World Equity ETF, and IQ Candriam SRI Asia Pacific Equity ETF have not commenced operations and, therefore, not entered into securities transactions.

The Funds are required to identify any securities of the Funds’ regular broker-dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Funds as of the end of most recent fiscal year. As of April 30, 2017, the following Funds held the following securities of their regular broker-dealers or their parents:

Fund	Broker Dealer		Market Value
IQ Multi-Strategy Tracker ETF	JPMorgan Chase & Co.		$18,911
IQ Hedge Macro Tracker ETF	JPMorgan Chase & Co.		$378
IQ 50 Percent Hedged FTSE International ETF	Credit Suisse Securities (USA) LLC Deutsche Bank Securities, Inc.	$ $	442 545
IQ 50 Percent Hedged FTSE Europe ETF	Credit Suisse Securities (USA) LLC Deutsche Bank Securities, Inc.	$ $	297 349
Enhanced Core Plus U.S. Bond ETF	JPMorgan Chase & Co.		$5,511

DISCLOSURE OF PORTFOLIO HOLDINGS

Portfolio Disclosure Policy

The Trust has adopted a Portfolio Holdings Policy (the “Policy”) designed to govern the disclosure of Fund portfolio holdings and the use of material non-public information about Fund holdings. The Policy applies to all officers, employees and agents of the Funds, including the Advisor. The Policy is designed to ensure that the disclosure of information about each Fund’s portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of each Fund.

As an ETF, information about each Fund’s portfolio holdings is made available on a daily basis in accordance with the provisions of any Order of the SEC applicable to the Funds, regulations of the Funds’ listing Exchange and other applicable Securities and Exchange Commission (the "SEC") regulations, orders and no-action relief. Such information typically reflects all or a portion of a Fund’s anticipated portfolio holdings as of the next Business Day (as defined below). This information is used in connection with the creation and redemption process and is disseminated on a daily basis through the facilities of the Exchange, the National Securities Clearing Corporation (the “NSCC”) and/or third party service providers.

Each Fund will disclose on the Funds’ website (www.IQetfs.com) at the start of each Business Day the identities and quantities of the securities and other assets held by each Fund that will form the basis of the Fund’s calculation of its net asset value (the “NAV”) on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on the Business Day. Online disclosure of such holdings is publicly available at no charge.

Daily access to each Fund’s portfolio holdings is permitted to personnel of the Advisor, the Distributor and the Funds’ administrator, custodian and accountant and other agents or service providers of the trust who have need of such information in connection with the ordinary course of their respective duties to the Funds. The Funds' Chief Compliance Officer may authorize disclosure of portfolio holdings.

Each Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year, within sixty (60) days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

No person is authorized to disclose a Fund’s portfolio holdings or other investment positions except in accordance with the Policy. The Trust’s Board reviews the implementation of the Policy on a periodic basis.

INDICATIVE INTRA-DAY VALUE

The approximate value of the Funds’ investments on a per-Share basis, the Indicative Intra-Day Value or IIV, is disseminated by the NYSE every 15 seconds during hours of trading on the NYSE or Nasdaq. The IIV should not be viewed as a “real-time” update of NAV because the IIV will be calculated by an independent third party calculator and may not be calculated in the exact same manner as NAV, which is computed daily.

The NYSE calculates the IIV during hours of trading on the Exchange by dividing the “Estimated Fund Value” as of the time of the calculation by the total number of outstanding Shares. “Estimated Fund Value” is the sum of the estimated amount of cash held in a Fund’s portfolio, the estimated amount of accrued interest owing to a Fund and the estimated value of the securities held in a Fund’s portfolio, minus the estimated amount of liabilities. The IIV will be calculated based on the same portfolio holdings disclosed on the Funds’ website. In determining the estimated value for each of the component securities, the IIV will use last sale, market prices or other methods that would be considered appropriate for pricing equity securities held by registered investment companies.

Although the Funds provide the independent third party calculator with information to calculate the IIV, the Funds are not involved in the actual calculation of the IIV and are not responsible for the calculation or dissemination of the IIV. The Funds make no warranty as to the accuracy of the IIV.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered investment company. The Trust was organized on July 1, 2008, and has authorized capital of an unlimited number of shares of beneficial interest of no par value that may be issued in more than one class or series.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. If requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of the Trust’s shareholders for the purpose of voting upon the question of removal of a Trustee and will assist in communications with other Trust shareholders. Shareholders holding two-thirds of Shares outstanding may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent.

When issued, Shares are fully-paid, non-assessable, redeemable and freely transferable; provided, however, that Shares may not be redeemed individually, but only in Creation Units. The Shares do not have preemptive rights or cumulative voting rights, and none of the Shares do not have any preference to conversion, exchange, dividends, retirements, liquidation, redemption or any other feature. Shares have equal voting rights, except that, if the Trust creates additional funds, only Shares of that fund may be entitled to vote on a matter affecting that particular fund. Trust shareholders are entitled to require the Trust to redeem Creation Units if such shareholders are Authorized Participants. The Declaration of Trust confers upon the Board the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of the Trust may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits which would have no effect on the net assets of the Funds.

The Trust’s Declaration of Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification by the Trust for all loss and expense of the Funds’ shareholders held personally liable for the obligations of the Trust. The risk of a Trust’s shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Funds themselves would not be able to meet the Trust’s obligations and this risk should be considered remote. If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their Shares at an inopportune time and shareholders may lose money on their investment.

Book Entry Only System

DTC will act as securities depositary for the Shares. The Shares of the Funds are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except as provided below, certificates will not be issued for Shares.

DTC has advised the Trust as follows: DTC, the world’s largest securities depository, is a limited-purpose trust company organized under the New York Banking Law, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code and a “clearing agency” registered pursuant to the provisions of Section 17A of the Exchange Act. DTC holds and provides asset servicing for over 3.5 million issues of U.S. and non-U.S. equity issues, corporate and municipal debt issues and money market instruments (from over 100 countries). DTC was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic computerized book-entry transfers and pledges in accounts of DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include both U.S. and non-U.S. securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations. DTC is a wholly-owned subsidiary of The Depository Trust & Clearing Corporation (“DTCC”). DTCC is the holding company for DTC, the NSCC and Fixed Income Clearing Corporation, all of which are registered clearing agencies. DTCC is owned by the users of its regulated subsidiaries. More specifically, DTCC is owned by a number of its DTC Participants and by the New York Stock Exchange, Inc., the NYSE Alternext U.S. (formerly known as the American Stock Exchange LLC) (the “Alternext”) and FINRA.

Access to DTC system is also available to others such as both U.S. and non-U.S. securities brokers and dealers, banks, trust companies and clearing corporations that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and bylaws and requirements of law. Beneficial ownership of Shares will be limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) will be shown on, and the transfer of ownership will be effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants).

Beneficial Owners will receive from or through DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

Beneficial Owners of Shares will not be entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holders of the Shares. Accordingly, each Beneficial Owner must rely on the procedures of DTC, DTC Participants and any Indirect Participants through which such Beneficial Owner holds its interests in order to exercise any rights of a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial Owners owning through them. DTC, through its nominee Cede & Co., is the record owner of all outstanding Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners will be effected as follows. DTC will make available to the Trust upon request and for a fee to be charged to the Trust a listing of Shares holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust will provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements. Beneficial Owners may wish to take certain steps to augment the transmission to them of notices of significant events with respect to Shares by providing their names and addresses to the DTC registrar and request that copies of notices be provided directly to them.

Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

DTC rules applicable to DTC Participants are on file with the SEC. More information about DTC can be found at www.dtcc.com and www.dtc.org.

PURCHASE AND REDEMPTION OF CREATION UNITS

Creation

The Trust issues and sells Shares of each Fund only in Creation Units on a continuous basis on any Business Day (as defined below) through the Distributor at the Shares’ NAV next determined after receipt of an order in proper form. The Distributor processes purchase orders only on a day that the Exchange is open for trading (a “Business Day”). The Exchange is open for trading Monday through Friday except for the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash

The consideration for purchase of Creation Units of a Fund generally consists of the Deposit Securities for each Creation Unit constituting a substantial replication, or representation, of the securities included in the relevant Fund’s portfolio as selected by the Advisor (“Fund Securities”) and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum investment amount for a Creation Unit of a Fund.

The Cash Component serves to compensate the Trust or the Authorized Participant, as applicable, for any differences between the NAV per Creation Unit and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit) and the “Deposit Amount,” an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component.

In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (that is a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below) or for other similar reasons. The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of Deposit Securities by the Authorized Participant (as described below) would be restricted under the securities laws or where delivery of Deposit Securities to the Authorized Participant would result in the disposition of Deposit Securities by the Authorized Participant becoming restricted under the securities laws, and in certain other situations.

The Custodian through the NSCC (see the section of this SAI entitled “Purchase and Redemption of Creation Units—Creation—Procedures for Creation of Creation Units”), makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m. New York time), the list of the name and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund. This Fund Deposit is applicable, subject to any adjustments as described below, to orders to effect creations of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Advisor, with a view to the investment objective of the Fund. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (that is a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below) or for other similar reasons. The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of Deposit Securities by the Authorized Participant (as described below) would be restricted under the securities laws or where delivery of Deposit Securities to the Authorized Participant would result in the disposition of Deposit Securities by the Authorized Participant becoming restricted under the securities laws, and in certain other situations.

In addition to the list of names and number of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit of the Fund.

The IQ Asian Tigers ETF, IQ Asian Tigers Consumer ETF and IQ Asian Tigers Small Cap ETF (the “Cash Creation Funds”) intend to issue and redeem Creation Units in a significant proportion for a Cash Component equaling a portion or the whole of the value of the Fund Deposit.

Procedures for Creation of Creation Units

All orders to create Creation Units must be placed with the Distributor either (1) through Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC, by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant (see the section of this SAI entitled “Additional Information Concerning Shares — Book Entry Only System”). In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (a “Participant Agreement”); and accepted by the Transfer Agent such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund Shares, whether created through or outside the Clearing Process, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

The Distributor will process orders to purchase Creation Units received by U.S. mail, telephone, facsimile and other electronic means of communication by the closing time of the regular trading session on the Exchange (the “Closing Time”) (normally 4:00 p.m. New York time), as long as they are in proper form. Mail is received periodically throughout the day. An order sent by U.S. mail will be opened and time stamped when it is received. If an order to purchase Creation Units is received in proper form by Closing Time, then it will be processed that day. Purchase orders received in proper form after Closing Time will be processed on the following Business Day and will be priced at the NAV determined on that day. Custom orders must be received by the Distributor no later than 3:00 p.m. New York time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Units (or an order to redeem Creation Units, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below in the sections of this SAI entitled “Purchase and Redemption of Creation Units—Placement of Creation Orders Using the Clearing Process” and “Purchase and Redemption of Creation Units—Placement of Creation Orders Outside the Clearing Process.”

All orders to create Creation Units from investors who are not Authorized Participants shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement.

Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Units that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of the Fund Deposit. For more information about Clearing Process and DTC, see the sections of this SAI entitled “Purchase and Redemption of Creation Units—Creation—Placement of Creation Orders Using the Clearing Process” and “Purchase and Redemption of Creation Units—Creation—Placement of Creation Orders Outside the Clearing Process.”

Purchases of Creation Units of the Cash Creation Funds shall be effected in essentially the same manner as in-kind purchases of Creation Units of a Fund. In the case of a cash purchase, the Authorized Participant must pay the Fund Deposit partially or entirely in cash. In addition, to offset the brokerage and other transaction costs associated with using the cash to purchase the Deposit Securities of the Fund, the Authorized Participant must pay the creation transaction fee for such Fund.

Placement of Creation Orders Using the Clearing Process

The Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the Fund Deposit to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (1) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (2) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside the Clearing Process

Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m. New York time on the next Business Day following the Transmittal Date (the “DTC Cut-Off-Time”).

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m. New York time on the next Business Day following the Transmittal Date. An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (1) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (2) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then-current Deposit Securities and Cash Component. The delivery of Creation Units so created will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor.

Additional transaction fees may be imposed with respect to transactions effected through a DTC participant outside the Clearing Process and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. See the section of this SAI entitled “Purchase and Sale of Creation Units—Creation—Creation Transaction Fee.”

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (1) the Cash Component plus (2) up to 115% of the then-current market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to Closing Time and funds in the appropriate amount are deposited with the Custodian by 11:00 a.m. New York time the following Business Day. If the order is not placed in proper form by Closing Time or funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending receipt of the undelivered Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal up to 115% of the daily marked-to-market value of the undelivered Deposit Securities. To the extent that undelivered Deposit Securities are not received by 1:00 p.m. New York time on the second Business Day following the day on which the purchase order is deemed received by the Distributor, or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the undelivered Deposit Securities. Authorized Participants will be liable to the Trust and the Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the undelivered Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee will be charged in all cases. See the section of this SAI entitled “Purchase and Redemption of Creation Units—Creation—Creation Transaction Fee.” The delivery of Creation Units so created will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Units

The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor if: (1) the order is not in proper form; (2) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (3) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (4) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (5) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (6) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Advisor, have an adverse effect on the Trust or the rights of beneficial owners; or (7) there exist circumstances outside the control of the Trust, the Custodian, the Distributor and the Advisor that make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Advisor, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process and similar extraordinary events. The Distributor shall notify the Authorized Participant of its rejection of the order. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust and the Trust’s determination shall be final and binding.

Creation Units typically are issued on a “T+2 basis” (that is two Business Days after trade date).

However, for the IQ 50 Percent Hedged FTSE International ETF, IQ 50 Percent Hedged FTSE Europe ETF, IQ 50 Percent Hedged FTSE Germany ETF, IQ 50 Percent Hedged FTSE Japan ETF, IQ 50 Percent Hedged FTSE Emerging Markets ETF, IQ Real Return ETF, IQ Merger Arbitrage ETF, IQ Global Resources ETF, IQ Australia Small Cap ETF, IQ Canada Small Cap ETF, IQ Global Agribusiness Small Cap ETF, IQ Global Oil Small Cap ETF, IQ Mexico Small Cap ETF, IQ Asian Tigers ETF, IQ Asian Tigers Consumer ETF, IQ Asian Tigers Small Cap ETF, IQ Asia Pacific ex-Japan Small Cap ETF, IQ Australia Mid Cap ETF, IQ Canada Mid Cap ETF, IQ Global Precious Metals Small Cap ETF, and IQ U.S. Real Estate Small Cap ETF, as discussed in Appendix B, the Fund reserves the right to settle Creation Unit transactions on a basis other than T+2 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

To the extent contemplated by an Authorized Participant’s agreement with the Distributor, the Trust will issue Creation Units to such Authorized Participant notwithstanding the fact that the corresponding Portfolio Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral having a value equal to 110%, which the Adviser may change from time to time, of the value of the missing Deposit Securities in accordance with the Trust’s then-effective procedures. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on the contractual settlement date. The only collateral that is acceptable to the Trust is cash in U.S. Dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the Trust. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. Information concerning the Trust’s current procedures for collateralization of missing Deposit Securities is available from the Transfer Agent. The Authorized Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the cash collateral or the amount that may be drawn under any letter of credit.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee

Investors will be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day.

When determining whether to waive the Creation Transaction Fee, the Advisor considers a number of factors including, but not limited to, whether waiving the Creation Transaction Fee will: facilitate the initial launch of a Fund; reduce the cost of portfolio rebalancing; improve the quality of the secondary trading market for a Fund's Shares and not result in a Fund bearing additional costs or expenses as a result of the waiver.

The Creation Transaction Fee for each creation order is set forth below:

Fund Name	Creation Transaction Fee
IQ Hedge Multi-Strategy Tracker ETF	$500
IQ Hedge Macro Tracker ETF	$500
IQ Hedge Market Neutral Tracker ETF	$500
IQ Hedge Long/Short Tracker ETF	$500
IQ Hedge Event-Driven Tracker ETF	$500
IQ Real Return ETF	$500
IQ Leaders GTAA Tracker ETF	$500
IQ Leaders Bond Allocation Tracker ETF	$500
IQ Enhanced Core Bond U.S. ETF	$500
IQ Enhanced Core Plus Bond U.S. ETF	$500
IQ Merger Arbitrage ETF	$500
IQ Global Resources ETF	$1,500
IQ Australia Small Cap ETF	$2,000
IQ Canada Small Cap ETF	$1,000
IQ Global Agribusiness Small Cap ETF	$1,500
IQ Global Oil Small Cap ETF	$1,500
IQ U.S. Real Estate Small Cap ETF	$500

IQ Chaikin U.S. Dividend Achievers ETF	$650
IQ Chaikin U.S. Large Cap ETF	$650
IQ Chaikin U.S. Small Cap ETF	$650

IQ 50 Percent Hedged FTSE International ETF	$4,500
IQ 50 Percent Hedged FTSE Europe ETF	$3,000
IQ 50 Percent Hedged FTSE Germany ETF	$750

Fund Name	Creation Transaction Fee
IQ 50 Percent Hedged FTSE Japan ETF	$2,500
IQ 50 Percent Hedged FTSE Emerging Markets ETF	$8,500

IQ Mexico Small Cap ETF	$1,000
IQ Asian Tigers ETF	$3,500
IQ Asian Tigers Consumer ETF	$3,500
IQ Asian Tigers Small Cap ETF	$3,500
IQ Asia Pacific ex-Japan Small Cap ETF	$3,000
IQ Australia Mid Cap ETF	$1,500
IQ Canada Mid Cap ETF	$1,000
IQ Global Precious Metals Small Cap ETF	$1,500
IQ Fastest Growing Companies ETF Real Return ETF	$500
IQ Innovation Leaders ETF	$500

IQ Candriam SRI U.S. Equity ETF	750
IQ Candriam SRI World Equity ETF	$7,500
IQ Candriam SRI International Equity ETF	5,000
IQ Candriam SRI European Equity ETF	4,000
IQ Candriam SRI Asia Pacific Equity ETF	$2,500

An additional variable fee of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (1) creations effected outside the Clearing Process and (2) cash creations (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

In order to seek to replicate the in-kind creation order process for creation orders executed in whole or in part with cash, the Trust expects to purchase, in the secondary market or otherwise gain exposure to, the portfolio securities that could have been delivered as a result of an in-kind creation order pursuant to local law or market convention, or for other reasons (“Creation Market Purchases”). In such cases where the Trust makes Creation Market Purchases, the Authorized Participant will reimburse the Trust for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Trust and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes.

Redemption

The process to redeem Creation Units is essentially the reverse of the process by which Creation Units are created, as described above. To redeem Shares directly from the Funds, an investor must be an Authorized Participant or must redeem through an Authorized Participant. The Trust redeems Creation Units on a continuous basis on any Business Day through the Distributor at the Shares’ NAV next determined after receipt of an order in proper form. A Fund will not redeem Shares in amounts less than Creation Units. Authorized Participants must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit.

With respect to a Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m. New York time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units. Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities — as announced on the Business Day the request for redemption is received in proper form — plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a redemption request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee (see the section of this SAI entitled “Purchase and Redemption of Creation Units—Redemption—Redemption Transaction Fee”).

The Cash Creation Funds intend to pay proceeds relating to Creation Unit redemptions a significant proportion in cash. Redemption proceeds will be delivered, less a redemption transaction fee (see the section of this SAI entitled “Purchase and Redemption of Creation Units—Redemption—Redemption Transaction Fee”).

The right of redemption may be suspended or the date of payment postponed (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of a Fund’s NAV is not reasonably practicable; or (4) in such other circumstances as is permitted by the SEC.

Deliveries of redemption proceeds by a Fund generally will be made within two Business Days (that is “T+2”).

However, for the IQ 50 Percent Hedged FTSE International ETF, IQ 50 Percent Hedged FTSE Europe ETF, IQ 50 Percent Hedged FTSE Germany ETF, IQ 50 Percent Hedged FTSE Japan ETF, IQ 50 Percent Hedged FTSE Emerging Markets ETF, IQ Real Return ETF, IQ Merger Arbitrage ETF, IQ Global Resources ETF, IQ Australia Small Cap ETF, IQ Canada Small Cap ETF, IQ Global Agribusiness Small Cap ETF, IQ Global Oil Small Cap ETF, IQ Mexico Small Cap ETF, IQ Asian Tigers ETF, IQ Asian Tigers Consumer ETF, IQ Asian Tigers Small Cap ETF, IQ Asia Pacific ex-Japan Small Cap ETF, IQ Australia Mid Cap ETF, IQ Canada Mid Cap ETF, IQ Global Precious Metals Small Cap ETF, and IQ U.S. Real Estate Small Cap ETF, as discussed in Appendix B, each Fund reserves the right to settle redemption transactions and deliver redemption proceeds on a basis other than T+2 to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances. For each country relating to a Fund, Appendix B hereto identifies the instances where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, in respect of such Fund, the Trust will make delivery of in-kind redemption proceeds within the number of days stated in Appendix B to be the maximum number of days necessary to deliver redemption proceeds.

In the event that cash redemptions are permitted or required by the Trust, proceeds will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption (within seven calendar days thereafter, except for the instances listed in Appendix B hereto where more than seven calendar days would be needed).

Placement of Redemption Orders Using the Clearing Process

Orders to redeem Creation Units through the Clearing Process must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements with an Authorized Participant for an order to redeem. An order to redeem Creation Units is deemed received by the Trust on the Transmittal Date if: (1) such order is received by the Distributor not later than Closing Time on such Transmittal Date; and (2) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the relevant Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Distributor after Closing Time will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the second NSCC business day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside the Clearing Process

Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by the Transfer Agent on the Transmittal Date if (1) such order is received by the Transfer Agent not later than Closing Time on such Transmittal Date; (2) such order is accompanied or followed by the requisite number of Fund Shares, which delivery must be made through DTC to the Custodian no later than the DTC Cut-Off-Time, and the Cash Redemption Amount, if owed to the Fund, which delivery must be made by 2:00 p.m. New York Time; and (3) all other procedures set forth in the Participant Agreement are properly followed. After the Transfer Agent receives an order for redemption outside the Clearing Process, the Transfer Agent will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered and the Cash Redemption Amount, if any, by the second Business Day following the Transmittal Date.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered or received upon redemption (by the Authorized Participant or the Trust, as applicable) will be made by the Custodian according to the procedures set forth the section of this SAI entitled “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the Distributor. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered or received (by the Authorized Participant or the Trust, as applicable) will be determined by the Custodian on such Transmittal Date. If, however, either (1) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered or received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by 11:00 a.m. New York time the following Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem Fund Shares in cash, and the redeeming Authorized Participant will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Trust may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a transaction fee which will include an additional charge for cash redemptions to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Redemption Amount, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting that is subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

Redemption Transaction Fee

Investors will be required to pay to the Custodian a fixed transaction fee (the “Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard redemption transaction fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day.

When determining whether to waive the Redemption Transaction Fee, the Advisor considers a number of factors including, but not limited to, whether waiving the Redemption Transaction Fee will: reduce the cost of portfolio rebalancing; improve the quality of the secondary market for the Fund's Shares and not result in a Fund bearing additional cost or expenses as a result of the waiver.

The Redemption Transaction Fee for each redemption order is set forth below:

Fund Name	Redemption Transaction Fee
IQ Hedge Multi-Strategy Tracker ETF	$500
IQ Hedge Macro Tracker ETF	$500
IQ Hedge Market Neutral Tracker ETF	$500
IQ Hedge Long/Short Tracker ETF	$500
IQ Hedge Event-Driven Tracker ETF	$500
IQ Real Return ETF	$500
IQ Leaders GTAA Tracker ETF	$500
IQ Leaders Bond Allocation Tracker ETF	$500
IQ Enhanced Core Bond U.S. ETF	$500
IQ Enhanced Core Plus Bond U.S. ETF	$500

IQ Merger Arbitrage ETF	$500
IQ Global Resources ETF	$1,500
IQ Australia Small Cap ETF	$2,000

Fund Name	Redemption Transaction Fee
IQ Canada Small Cap ETF	$1,000
IQ Global Agribusiness Small Cap ETF	$1,500
IQ Global Oil Small Cap ETF	$1,500
IQ U.S. Real Estate Small Cap ETF	$500

IQ Chaikin U.S. Dividend Achievers ETF	$650
IQ Chaikin U.S. Large Cap ETF	$650
IQ Chaikin U.S. Small Cap ETF	$650

IQ 50 Percent Hedged FTSE International ETF	$4,500
IQ 50 Percent Hedged FTSE Europe ETF	$3,000
IQ 50 Percent Hedged FTSE Germany ETF	$750
IQ 50 Percent Hedged FTSE Japan ETF	$2,500
IQ 50 Percent Hedged FTSE Emerging Markets ETF	$8,500

IQ Mexico Small Cap ETF	$1,000
IQ Asian Tigers ETF	$3,500
IQ Asian Tigers Consumer ETF	$3,500
IQ Asian Tigers Small Cap ETF	$3,500
IQ Asia Pacific ex-Japan Small Cap ETF	$3,000
IQ Australia Mid Cap ETF	$1,500
IQ Canada Mid Cap ETF	$1,000
IQ Global Precious Metals Small Cap ETF	$1,500
IQ Fastest Growing Companies ETF Real Return ETF	$500
IQ Innovation Leaders ETF	$500

IQ Candriam SRI U.S. Equity ETF	$750
IQ Candriam SRI World Equity ETF	$7,500
IQ Candriam SRI International Equity ETF	$5,000
IQ Candriam SRI European Equity ETF	$4,000
IQ Candriam SRI Asia Pacific Equity ETF	$2,500

An additional variable fee of up to four times the fixed transaction fee (expressed as a percentage value of the Fund Securities) may be imposed for (1) redemptions effected outside the Clearing Process and (2) cash redemptions (to offset the Trust’s brokerage and other transaction costs associate with the sale of Fund Securities). Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order.

In order to seek to replicate the in-kind redemption order process for creation orders executed in whole or in part with cash, the Trust expects to sell, in the secondary market, the portfolio securities or settle any financial instruments that may not be permitted to be re-registered in the name of the Participating Party as a result of an in-kind redemption order pursuant to local law or market convention, or for other reasons (“Market Sales”). In such cases where the Trust makes Market Sales, the Authorized Participant will reimburse the Trust for, among other things, any difference between the market value at which the securities and/or financial instruments were sold or settled by the Trust and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes.

Cash Creations and Redemptions

The Trust reserves the right to offer a “cash” option for creations and redemptions of Shares, although it has no current intention of doing so for Funds other than the Cash Creation Funds. In each instance of such cash creations and redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations and redemptions. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.

CONTINUOUS OFFERING

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus-delivery exemption provided by Section 4(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an over-allotment within the meaning of Section 4(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Determination of Net Asset Value (NAV).”

The NAV per Share for each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fee, are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund is determined as of the close of the regular trading session on the Exchange (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In computing each Fund’s NAV, the Fund’s portfolio securities are valued based on market quotations. When market quotations are not readily available for a portfolio security a Fund must use such security’s fair value as determined in good faith in accordance with the Fund’s Fair Value Pricing Procedures which are approved by the Board.

The value of each Fund’s portfolio securities is based on such securities’ closing price on local markets when available. If a portfolio security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the portfolio security will be valued by another method that the Advisor believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures approved by the Board. Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s portfolio security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. In addition, each Fund may fair value foreign equity portfolio securities each day the Fund calculates its NAV. Accordingly, a Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index. This may adversely affect a Fund’s ability to track its Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

DIVIDENDS AND DISTRIBUTIONS

General Policies

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

Dividends from net investment income are declared and paid at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for each Fund to improve its Underlying Index tracking or to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. In addition, the Trust may distribute at least annually amounts representing the full dividend yield on the underlying Portfolio Securities of the Funds, net of expenses of the Funds, as if each Fund owned such underlying Portfolio Securities for the entire dividend period in which case some portion of each distribution may result in a return of capital for tax purposes for certain shareholders.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust. The Trust may make additional distributions to the extent necessary (i) to distribute the entire annual “investment company taxable income” of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a “regulated investment company” (a “RIC”) or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service

No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds through DTC Participants for reinvestment of their dividend distributions. If this service is used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the Funds. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

U.S. FEDERAL INCOME TAXATION

Set forth below is a discussion of certain U.S. federal income tax considerations affecting the Funds and the purchase, ownership and disposition of Shares. It is based upon the U.S. Internal Revenue Code of 1986, as amended (the “Code”), U.S. Treasury Department regulations promulgated thereunder, judicial authorities, and administrative rulings and practices, all as in effect as of the daad in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

Except to the extent discussed below, this summary assumes that a Fund’s shareholder holds Shares as capital assets within the meaning of the Code, and does not hold Shares in connection with a trade or business. This summary does not address all potential U.S. federal income tax considerations possibly applicable to an investment in Shares, and does not address the tax consequences to Fund shareholders subject to special tax rules, including, but not limited to, partnerships and the partners therein, tax-exempt shareholders, regulated investment companies, real estate investment trusts (“REITs”), real estate mortgage investment conduits (“REMICs”), those who hold Fund Shares through an IRA, 401(k) plan or other tax-advantaged account, and, except to the extent discussed below, “non-U.S. shareholders” (as defined below). This discussion does not discuss any aspect of U.S. state, local, estate and gift, or non-U.S., tax law. Furthermore, this discussion is not intended or written to be legal or tax advice to any shareholder in a Fund or other person and is not intended or written to be used or relied on, and cannot be used or relied on, by any such person for the purpose of avoiding any U.S. federal tax penalties that may be imposed on such person. Prospective Fund shareholders are urged to consult their own tax advisers with respect to the specific U.S. federal, state and local, and non-U.S., tax consequences of investing in Shares based on their particular circumstances.

The Funds have not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions of this SAI and all of which are subject to change, possibly with retroactive effect. The following information supplements and should be sustained. Prospective investors should consult their own tax advisors with regard to the U.S. federal tax consequences of the purchase, ownership or disposition of Shares, as well as the tax consequences arising under the laws of any state, non-U.S. country or other taxing jurisdiction.

Tax Treatment of the Funds

In General. Each Fund intends to qualify and elect to be treated as a separate regulated investment company (“RIC”) under the Code. As a RIC, a Fund generally will not be required to pay corporate-level U.S. federal income taxes on any ordinary income or capital gains that it distributes to its shareholders.

To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain income, asset and distribution requirements, described in more detail below. Specifically, each Fund must (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in qualified publicly traded partnerships (“QPTPs”) (i.e., partnerships that are traded on an established securities market or readily tradable on a secondary market, other than partnerships that derive at least 90% of their income from interest, dividends, and other qualifying RIC income described above), and (ii) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (a) at least 50% of the value of the Fund’s assets is represented by cash, securities of other RICs, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater in value than 5% of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, any two or more issuers of which 20% or more of the voting stock of each such issuer is held by the Fund and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more QPTPs. Furthermore, each Fund must distribute annually at least 90% of the sum of (i) its “investment company taxable income” (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any.

Failure to Maintain RIC Status. If a Fund fails to qualify as a RIC for any year (subject to certain curative measures allowed by the Code), the Fund will be subject to regular corporate-level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders. In addition, in such case, distributions will be taxable to a Fund’s shareholders generally as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits, possibly eligible for (i) in the case of an individual Fund shareholder, treatment as a qualified dividend (as discussed below) subject to tax at preferential long-term capital gains rates or (ii) in the case of a corporate Fund shareholder, a dividends-received deduction. The remainder of this discussion assumes that the Funds will qualify for the special tax treatment accorded to RICs.

Excise Tax. A Fund will be subject to a 4% excise tax on certain undistributed income generally if the Fund does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year (taking into account certain deferrals and elections), 98.2% of its capital gain net income (adjusted for certain ordinary losses) for the twelve months ended October 31 of such year (or later if the Fund is permitted to elect and so elects), plus 100% of any undistributed amounts from prior years. For these purposes, a Fund will be treated as having distributed any amount on which it has been subject to U.S. corporate income tax for the taxable year ending within such calendar year. Each Fund intends to make distributions necessary to avoid this 4% excise tax, although there can be no assurance that it will be able to do so.

Phantom Income. With respect to some or all of its investments, a Fund may be required to recognize taxable income in advance of receiving the related cash payment. For example, under the “wash sale” rules, a Fund may not be able to deduct currently a loss on a disposition of a portfolio security. As a result, a Fund may be required to make an annual income distribution greater than the total cash actually received during the year. Such distribution may be made from the existing cash assets of the Fund or cash generated from selling portfolio securities. The Fund may realize gains or losses from such sales, in which event the Fund’s shareholders may receive a larger capital gain distribution than they would in the absence of such transactions. (See also —“Certain Debt Instruments” below.)

Certain Debt Instruments. Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund (such as zero coupon debt instruments or debt instruments with payment in-kind interest) may be treated as debt securities that are issued originally at a discount. Generally, the amount of original issue discount is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. If a Fund acquires debt securities (with a fixed maturity date of more than one year from the date of issuance) in the secondary market, such debt securities may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or original issue discount in the case of certain types of debt securities. Generally, a Fund will be required to include the acquisition discount, or original issue discount, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A Fund may make one or more of the elections applicable to debt securities having acquisition discount, or original issue discount, which could affect the character and timing of recognition of income.

PFIC Investments. A Fund may purchase shares in a non-U.S. corporation treated as a “passive foreign investment company” (“PFIC”) for U.S. federal income tax purposes. As a result, the Fund may be subject to increased U.S. federal income tax (plus charges in the nature of interest on previously-deferred income taxes on the PFIC’s income) on any “excess distributions” made on, or gain from a sale (or other disposition) of, the PFIC shares even if the Fund distributes such income to its shareholders.

In lieu of the increased income tax and deferred tax interest charges on excess distributions on, and dispositions of, a PFIC’s shares, the Fund can elect to treat the underlying PFIC as a “qualified electing fund,” provided that the PFIC agrees to provide the Fund with certain information on an annual basis. With a “qualified electing fund” election in place, the Fund must include in its income each year its share (whether distributed or not) of the ordinary earnings and net capital gain of the PFIC.

In the alternative, a Fund can elect, under certain conditions, to mark-to-market at the end of each taxable year its PFIC shares. The Fund would recognize as ordinary income any increase in the value of the PFIC shares and as an ordinary loss (up to any prior net income resulting from the mark-to-market election) any decrease in the value of the PFIC shares.

With a “mark-to-market” or “qualified election fund” election in place on a PFIC, a Fund might be required to recognize in a year income in excess of the sum of the actual distributions received by it on the PFIC shares and the proceeds from its dispositions of the PFIC’s shares. Any such income generally would be subject to the RIC distribution requirements and would be taken into account for purposes of the 4% excise tax (described above).

Section 1256 Contracts. A Fund’s investments in so-called “Section 1256 contracts,” such as certain futures contracts, most non-U.S. currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. Section 1256 contracts held by a Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in a Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by a Fund from positions in Section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” or a “straddle,” 60% of the resulting net gain or loss will be treated as long-term gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by a Fund. In addition, a Fund may be required to defer the recognition of losses on certain Section 1256 contracts to the extent of any unrecognized gains on related positions held by the Fund. Income from Section 1256 contracts generally would be subject to the RIC distribution requirements and would be taken into account for purposes of the 4% excise tax (described above).

Swaps. As a result of entering into swap contracts, a Fund may make or receive periodic net payments. A Fund also may make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments generally will constitute ordinary income or deductions, while termination of a swap generally will result in capital gain or loss (which will be a long-term capital gain or loss if a Fund has been a party to the swap for more than one year). With respect to certain types of swaps, a Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

Short Sales. In general, gain or loss on a short sale is recognized when a Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. If, however, a Fund already owns property that is identical to the kind it borrows and sells pursuant to a short sale “against the box,” and such pre-existing ownership position has appreciated (i.e., the fair market value exceeds the Fund’s tax basis), the Fund may be required to recognize such gain at the time the borrowed stock is sold. Any gain or loss realized upon closing out a short sale generally is considered as capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Fund’s hands. Except with respect to certain situations where the property used by a Fund to close a short sale has a long-term holding period on the date of the short sale, special rules generally would treat the gains on short sales as short-term capital gains. These rules also may terminate the running of the holding period of “substantially identical property” held by a Fund. Moreover, a loss on a short sale will be treated as long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by a Fund for more than one year. In general, a Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

Foreign Currency Transactions. Gains or losses attributable to fluctuations in exchange rates between the time a Fund accrues income, expenses or other items denominated in a foreign currency and the time the Fund actually collects or pays such items are generally treated as ordinary income or loss. Similarly, gains or losses on foreign currency forward contracts, certain foreign currency options and futures contracts and the disposition of debt securities denominated in a foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, generally are also treated as ordinary income or loss, unless a Fund were to elect otherwise where such an election is permitted.

Non-U.S. Investments. Dividends, interest and proceeds from the direct or indirect sale of non-U.S. securities may be subject to non-U.S. withholding tax and other taxes, including financial transaction taxes. Even if a Fund is entitled to seek a refund in respect of such taxes, it may not have sufficient information to do so or may choose not to do so. Tax treaties between certain countries and the United States may reduce or eliminate such taxes in some cases. Non-U.S. taxes paid by a Fund will reduce the return from the Fund’s investments.

Special or Uncertain Tax Consequences. A Fund’s investment or other activities could be subject to special and complex tax rules that may produce differing tax consequences, such as disallowing or limiting the use of losses or deductions, causing the recognition of income or gain without a corresponding receipt of cash, affecting the time as to when a purchase or sale of stock or securities is deemed to occur or altering the characterization of certain complex financial transactions.

A Fund may engage in investment or other activities the treatment of which may not be clear or may be subject to recharacterization by the IRS. In particular, the tax treatment of certain swaps and other derivatives and income from foreign currency transactions is unclear for purposes of determining a Fund’s status as a RIC. If a final determination on the tax treatment of a Fund’s investment or other activities differs from the Fund’s original expectations, the final determination could adversely affect the Fund’s status as a RIC or the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell assets, alter its portfolio or take other action in order to comply with the final determination.

Tax Treatment of Fund Shareholders

Taxation of U.S. Shareholders

The following is a summary of certain U.S. federal income tax consequences of the purchase, ownership and disposition of Fund Shares applicable to “U.S. shareholders.” For purposes of this discussion, a “U.S. shareholder” is a beneficial owner of Fund Shares who, for U.S. federal income tax purposes, is (i) an individual who is a citizen or resident of the United States; (ii) a corporation (or an entity treated as a corporation for U.S. federal income tax purposes) created or organized in the United States or under the laws of the United States, or of any state thereof, or the District of Columbia; (iii) an estate, the income of which is includable in gross income for U.S. federal income tax purposes regardless of its source; or (iv) a trust, if (a) a U.S. court is able to exercise primary supervision over the administration of such trust and one or more U.S. persons have the authority to control all substantial decisions of the trust, or (b) the trust has a valid election in place to be treated as a U.S. person.

Fund Distributions. In general, Fund distributions are subject to U.S. federal income tax when paid, regardless of whether they consist of cash or property and regardless of whether they are re-invested in Shares. However, any Fund distribution declared in October, November or December of any calendar year and payable to shareholders of record on a specified date during such month will be deemed to have been received by each Fund shareholder on December 31 of such calendar year, provided such dividend is actually paid during January of the following calendar year.

Distributions of a Fund’s net investment income and a Fund’s net short-term capital gains in excess of net long-term capital losses (collectively referred to as “ordinary income dividends”) are taxable as ordinary income to the extent of the Fund’s current and accumulated earnings and profits (subject to an exception for “qualified dividend income, as discussed below). Corporate shareholders of a Fund may be eligible to take a dividends-received deduction with respect to such distributions, provided the distributions are attributable to dividends received by the Fund on stock of U.S. corporations with respect to which the Fund meets certain holding period and other requirements. To the extent designated as “capital gain dividends” by a Fund, distributions of a Fund’s net long-term capital gains in excess of net short-term capital losses (“net capital gain”) are taxable at long-term capital gain tax rates to the extent of the Fund’s current and accumulated earnings and profits, regardless of a Fund shareholder’s holding period in the Fund’s Shares. Such dividends will not be eligible for a dividends-received deduction by corporate shareholders.

A Fund’s net capital gain is computed by taking into account the Fund’s capital loss carryforwards, if any. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in tax years beginning after December 22, 2010 can be carried forward indefinitely and retain the character of the original loss. To the extent that these carryforwards are available to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders. In the event that a Fund were to experience an ownership change as defined under the Code, the Fund’s loss carryforwards, if any, may be subject to limitation.

Distributions of ”qualified dividend income” (defined below) are taxed to certain non-corporate shareholders at the reduced rates applicable to long-term capital gain to the extent of the Fund’s current and accumulated earnings and profits, provided that the Fund shareholder meets certain holding period and other requirements with respect to the distributing Fund’s Shares and the distributing Fund meets certain holding period and other requirements with respect to the dividend-paying stocks. Dividends subject to these special rules, however, are not actually treated as capital gains and, thus, are not included in the computation of a non-corporate shareholder’s net capital gain and generally cannot be used to offset capital losses. The portion of distributions that a Fund may report as qualified dividend income generally is limited to the amount of qualified dividend income received by the Fund, but if for any Fund taxable year 95% or more of the Fund’s gross income (exclusive of net capital gain from sales of stock and securities) consists of qualified dividend income, all distributions of such income for that taxable year may be reported as qualified dividend income. For this purpose, “qualified dividend income” generally means income from dividends received by a Fund from U.S. corporations and qualified non-U.S. corporations. Income from dividends received by a Fund from a REIT or another RIC generally is qualified dividend income only to the extent that the dividend distributions are made out of qualified dividend income received by such REIT or other RIC.

To the extent that a Fund makes a distribution of income received by such Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

Distributions in excess of a Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of the shareholder’s tax basis in its Shares of the Fund, and as a capital gain thereafter (assuming the shareholder holds its Shares of the Fund as capital assets).

Each Fund intends to distribute its net capital gain at least annually. However, by providing written notice to its shareholders no later than 60 days after its year-end, a Fund may elect to retain some or all of its net capital gain and designate the retained amount as a “deemed distribution.” In that event, the Fund pays U.S. federal income tax on the retained net capital gain, and each Fund shareholder recognizes a proportionate share of the Fund’s undistributed net capital gain. In addition, each Fund shareholder can claim a tax credit or refund for the shareholder’s proportionate share of the Fund’s U.S. federal income taxes paid on the undistributed net capital gain and increase the shareholder’s tax basis in the Fund Shares by an amount equal to the shareholder’s proportionate share of the Fund’s undistributed net capital gain, reduced by the amount of the shareholder’s tax credit or refund. Organizations or persons not subject to U.S. federal income tax on such net capital gain will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon timely filing appropriate returns or claims for refund with the IRS.

With respect to non-corporate Fund shareholders (i.e., individuals, trusts and estates), ordinary income and short-term capital gain are taxed at a current maximum rate of 39.6% and long-term capital gain is taxed at a current maximum rate of 20%. Corporate shareholders are taxed at a current maximum rate of 35% on their income and gain.

In addition, high-income individuals (and certain trusts and estates) generally will be subject to a 3.8% Medicare tax on “net investment income,” in addition to otherwise applicable U.S. federal income tax. “Net investment income” generally will include dividends (including capital gain dividends) received from a Fund and net gains from the redemption or other disposition of Shares. Please consult your tax advisor regarding this tax.

If a Fund is a “qualified fund of funds” (i.e., a RIC at least 50% of the total assets of which, at the close of each quarter of the taxable year, is represented by interests in other RICs) or more than 50% of a Fund’s total assets at the end of a taxable year consist of non-U.S. stock or securities, the Fund may elect to “pass through” to its shareholders certain non-U.S. income taxes paid by the Fund. This means that each shareholder will be required to (i) include in gross income, even though not actually received, the shareholder’s pro rata share of the Fund’s non-U.S. income taxes, and (ii) either take a corresponding deduction (in calculating U.S. federal taxable income) or credit (in calculating U.S. federal income tax), subject to certain limitations.

Investors considering buying Shares just prior to a distribution should be aware that, although the price of the Shares purchased at such time may reflect the forthcoming distribution, such distribution nevertheless may be taxable (as opposed to a non-taxable return of capital).

Exempt-Interest Dividends. If at the end of each quarter of a Fund’s taxable year, (i) the Fund is a qualified fund of funds (as defined above), or (ii) 50% or more of the Fund’s assets, by value, consist of certain obligations exempt from U.S. federal income tax under Section 103(a) of the Code (relating generally to obligations of a state or local governmental unit), the Fund shall be qualified to designate a portion of its dividends as “exempt-interest dividends.” Exempt-interest dividends generally will be excludable from a shareholder’s gross income for U.S. federal income tax purposes. Exempt-interest dividends will be included, however, in determining the portion, if any, of a person’s social security and railroad retirement benefit payments subject to U.S. federal income tax. Interest on indebtedness incurred to purchase or carry shares of a Fund that pays exempt-interest dividends will not be deductible by the shareholders for U.S. federal income tax purposes to the extent attributable to exempt-interest dividends.

Furthermore, exempt-interest dividends paid by a Fund could subject certain shareholders in the Fund to the U.S. federal alternative minimum tax. Under the Code, corporations are subject to an alternative minimum tax based, in part, on certain differences between taxable income as adjusted for other tax preferences and the corporation’s “adjusted current earnings,” which more closely reflect a corporation’s economic income. Because an exempt-interest dividend paid by a Fund will be included in adjusted current earnings, a corporate shareholder of such Fund may be required to pay alternative minimum tax on exempt-interest dividends paid by the Fund. In addition, if a Fund invests in “private activity bonds,” a portion of the exempt-interest dividends paid by such Fund may be treated as an item of “tax preference” and, therefore, could subject certain shareholders of the Fund to the U.S. federal alternative minimum tax.

REIT/REMIC Investments. A Fund may invest in REITs owning residual interests in REMICs. Certain income from a REIT that is attributable to a REMIC residual interest (known as “excess inclusion” income) is allocated to a Fund’s shareholders in proportion to the dividends received from the Fund, producing the same income tax consequences as if the Fund shareholders directly received the excess inclusion income. In general, excess inclusion income (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) constitutes “unrelated business taxable income” to certain entities (such as a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity), and (iii) in the case of a non-U.S. shareholder, does not qualify for any withholding tax reduction or exemption. In addition, if at any time during any taxable year certain types of entities own Shares, the Fund will be subject to a tax equal to the product of (i) the excess inclusion income allocable to such entities and (ii) the highest U.S. federal income tax rate imposed on corporations (currently 35%). A Fund also is subject to information reporting with respect to any excess inclusion income.

Sales or Exchanges of Shares. Any capital gain or loss realized upon a sale or exchange of Shares generally is treated as a long-term gain or loss if the Shares have been held for more than one year. Any capital gain or loss realized upon a sale or exchange of Shares held for one year or less generally is treated as a short-term gain or loss, except that any capital loss on the sale of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid (or deemed to be paid) with respect to such Shares. All or a portion of any loss realized upon a sale or exchange of Fund Shares will be disallowed if substantially identical shares are purchased (through reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition of the Fund Shares. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Legislation passed by Congress requires reporting to the IRS and to taxpayers of adjusted cost basis information for “covered securities,” which generally include shares of a RIC acquired on or after January 1, 2012. Shareholders should contact their brokers to obtain information with respect to the available cost basis reporting methods and available elections for their accounts.

Creation Unit Issues and Redemptions. On an issue of Shares as part of a Creation Unit, made by means of an in-kind deposit, an Authorized Participant generally recognizes capital gain or loss equal to the difference between (i) the fair market value (at issue) of the issued Shares (plus any cash received by the Authorized Participant as part of the issue) and (ii) the Authorized Participant’s aggregate basis in the exchanged securities (plus any cash paid by the Authorized Participant as part of the issue). On a redemption of Shares as part of a Creation Unit where the redemption is conducted in-kind by a payment of Fund Securities, an Authorized Participant generally recognizes capital gain or loss equal to the difference between (i) the fair market value (at redemption) of the securities received (plus any cash received by the Authorized Participant as part of the redemption) and (ii) the Authorized Participant’s basis in the redeemed Shares (plus any cash paid by the Authorized Participant as part of the redemption). However, the IRS may assert, under the “wash sale” rules or on the basis that there has been no significant change in the Authorized Participant’s economic position, that any loss on an issue or redemption of Creation Units cannot be deducted currently.

In general, any capital gain or loss recognized upon the issue or redemption of Shares (as components of a Creation Unit) is treated either as long-term capital gain or loss, if the deposited securities (in the case of an issue) or the Shares (in the case of a redemption) have been held for more than one year, or otherwise as short-term capital gain or loss. However, any capital loss on a redemption of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid (or deemed to be paid) with respect to such Fund Shares.

Reportable Transactions. If a Fund shareholder recognizes a loss with respect to Shares of $2 million or more (for an individual Fund shareholder) or $10 million or more (for a corporate shareholder) in any single taxable year (or a greater loss over a combination of years), the Fund shareholder may be required file a disclosure statement with the IRS. Significant penalties may be imposed upon the failure to comply with these reporting rules. Shareholders should consult their tax advisors to determine the applicability of these rules in light of their individual circumstances.

Taxation of Non-U.S. Shareholders

The following is a summary of certain U.S. federal income tax consequences of the purchase, ownership and disposition of Fund Shares applicable to “non-U.S. shareholders.” For purposes of this discussion, a “non-U.S. shareholder” is a beneficial owner of Fund Shares that is not a U.S. shareholder (as defined above) and is not an entity or arrangement treated as a partnership for U.S. federal income tax purposes. The following discussion is based on current law, and is for general information only. It addresses only selected, and not all, aspects of U.S. federal income taxation.

Dividends. With respect to non-U.S. shareholders of a Fund, the Fund’s ordinary income dividends generally will be subject to U.S. federal withholding tax at a rate of 30% (or at a lower rate established under an applicable tax treaty). However, ordinary income dividends that are “interest-related dividends” or “short-term capital gain dividends” (each as defined below) and capital gain dividends generally will not be subject to U.S. federal withholding (or income) tax, provided that the non-U.S. shareholder furnishes the Fund with a completed IRS Form W-8BEN or W-8BEN-E, as applicable, (or acceptable substitute documentation) establishing the non-U.S. shareholder’s non-U.S. status and the Fund does not have actual knowledge or reason to know that the non-U.S. shareholder would be subject to such withholding tax if the non-U.S. shareholder were to receive the related amounts directly rather than as dividends from the Fund. “Interest-related dividends” generally means dividends designated by a Fund as attributable to such Fund’s U.S.-source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which such Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income. “Short-term capital gain dividends” generally means dividends designated by a Fund as attributable to the excess of such Fund’s net short-term capital gain over its net long-term capital loss. Depending on its circumstances, a Fund may treat such dividends, in whole or in part, as ineligible from these exemptions from withholding.

Notwithstanding the foregoing, special rules apply in certain cases, including as described below. For example, in cases where dividend income from a non-U.S. shareholder’s investment in a Fund is effectively connected with a trade or business of the non-U.S. shareholder conducted in the United States, the non-U.S. shareholder generally will be exempt from withholding tax, but will be subject to U.S. federal income tax at the graduated rates applicable to U.S. shareholders. Such income generally must be reported on a U.S. federal income tax return. Furthermore, such income also may be subject to the 30% branch profits tax in the case of a non-U.S. shareholder that is a corporation. In addition, if a non-U.S. shareholder is an individual who is present in the United States for 183 days or more during the taxable year and has a “tax home” in the United States, any gain incurred by such shareholder with respect to his or her capital gain dividends and short-term capital gain dividends would be subject to a 30% U.S. federal income tax (which, in the case of short-term capital gain dividends, may, in certain instances, be withheld at source by a Fund). Lastly, special rules apply with respect to dividends that are subject to the Foreign Investment in Real Property Act (“FIRPTA”), discussed below (see—“Investments in U.S. Real Property”).

Sales or Exchanges of Fund Shares. Under current law, gain on a sale or exchange of Shares generally will be exempt from U.S. federal income tax (including withholding at the source) unless (i) the non-U.S. shareholder is an individual who was physically present in the United States for 183 days or more during the taxable year and has a “tax home” in the United States, in which case the non-U.S. shareholder would incur a 30% U.S. federal income tax on his capital gain, (ii) the gain is effectively connected with a U.S. trade or business conducted by the non-U.S. shareholder (in which case the non-U.S. shareholder generally would be taxable on such gain at the same graduated rates applicable to U.S. shareholders, would be required to file a U.S. federal income tax return and, in the case of a corporate non-U.S. shareholder, may also be subject to the 30% branch profits tax), or (iii) the gain is subject to FIRPTA, as discussed below (see—“Investments in U.S. Real Property”).

Credits or Refunds. To claim a credit or refund for any Fund-level taxes on any undistributed long-term capital gains (as discussed above) or any taxes collected through withholding, a non-U.S. Fund shareholder must obtain a U.S. taxpayer identification number and file a U.S. federal income tax return even if the non-U.S. Fund shareholder would not otherwise be required to do so.

Investments in U.S. Real Property. Subject to the exemptions described below, a non-U.S. shareholder generally will be subject to U.S. federal income tax under FIRPTA on any gain from the sale or exchange of Shares if the Fund is a “U.S. real property holding corporation” (as defined below) at any time during the shorter of the period during which the non-U.S. shareholder held such Shares and the five-year period ending on the date of the disposition of those Shares. Any such gain will be taxed in the same manner as for a U.S. Fund shareholder and in certain cases will be collected through withholding at the source in an amount equal to 15% of the sales proceeds. A Fund will be a “U.S. real property holding corporation” if the fair market value of its “U.S. real property interests” (“USRPIs”) (which includes shares of U.S. real property holding corporations and certain participating debt securities) equals or exceeds 50% of the fair market value of such interests plus its interests in real property located outside the United States plus any other assets used or held for use in a business.

An exemption from FIRPTA applies if either (i) the class of Shares disposed of by the non-U.S. shareholder is regularly traded on an established securities market (as determined for U.S. federal income tax purposes) and the non-U.S. shareholder did not actually or constructively hold more than 5% of such class of Shares at any time during the five-year period prior to the disposition, or (ii) the Fund is a “domestically-controlled RIC.” A “domestically-controlled RIC” is any RIC in which at all times during the relevant testing period 50% or more in value of the RIC’s stock is owned by U.S. persons.

Furthermore, special rules apply under FIRPTA in respect of distributions attributable to gains from USRPIs. In general, if a Fund is a U.S. real property holding corporation (taking certain special rules into account), distributions by such Fund attributable to gains from USRPIs will be treated as income effectively connected with a trade or business within the United States, subject generally to tax at the same graduated rates applicable to U.S. shareholders and, in the case of a corporation that is a non-U.S. shareholder, a “branch profits” tax at a rate of 30% (or other applicable lower treaty rate). Such distributions will be subject to U.S. federal withholding tax and generally will give rise to an obligation on the part of the non-U.S. shareholder to file a U.S. federal income tax return.

Even if a Fund is treated as a U.S. real property holding corporation, distributions on the Fund’s Shares will not be treated, under the rule described above, as income effectively connected with a U.S. trade or business in the case of a non-U.S. shareholder that owns (for the applicable period) 5% or less (by class) of Shares and such class is regularly traded on an established securities market for U.S. federal income tax purposes (but such distribution will be treated as ordinary dividends subject to a 30% withholding tax or lower applicable treaty rate).

Non-U.S. shareholders that engage in certain “wash sale” and/or substitute dividend payment transactions the effect of which is to avoid the receipt of distributions from the Fund that would be treated as gain effectively connected with a U.S. trade or business will be treated as having received such distributions.

All shareholders of the Fund should consult their tax advisers regarding the application of the rules described above.

Back-Up Withholding

A Fund (or a financial intermediary such as a broker through which a shareholder holds Shares in a Fund) may be required to report certain information on a Fund shareholder to the IRS and withhold U.S. federal income tax (“backup withholding”) at a 28% rate from taxable distributions and redemption or sale proceeds payable to the Fund shareholder if (i) the Fund shareholder fails to provide the Fund with a correct taxpayer identification number or make required certifications, or if the IRS notifies the Fund that the Fund shareholder is otherwise subject to backup withholding, and (ii) the Fund shareholder is not otherwise exempt from backup withholding. Non-U.S. shareholders can qualify for exemption from backup withholding by submitting a properly completed IRS Form W-8BEN or W-8BEN-E. Backup withholding is not an additional tax and any amount withheld may be credited against a Fund shareholder’s U.S. federal income tax liability.

Foreign Account Tax Compliance Act

The U.S. Foreign Account Tax Compliance Act ("FATCA") generally imposes a 30% withholding tax on "withholdable payments" (defined below) made to (i) a "foreign financial institution" ("FFI"), unless the FFI enters into an agreement with the IRS to provide information regarding certain of its direct and indirect U.S. account holders and satisfy certain due diligence and other specified requirements, and (ii) a "non-financial foreign entity" (“NFFE”) unless such NFFE provides certain information to the withholding agent about certain of its direct and indirect “substantial U.S. owners” or certifies that it has no such U.S. owners. The beneficial owner of a "withholdable payment" may be eligible for a refund or credit of the withheld tax. The U.S. government also has entered into several intergovernmental agreements with other jurisdictions to provide an alternative, and generally easier, approach for FFIs to comply with FATCA.

"Withholdable payments" generally include, among other items, (i) U.S.-source interest and dividends, and (ii) gross proceeds from the sale or disposition, occurring on or after January 1, 2019, of property of a type that can produce U.S.-source interest or dividends.

A Fund may be required to impose a 30% withholding tax on withholdable payments to a shareholder if the shareholder fails to provide the Fund with the information, certifications or documentation required under FATCA, including information, certification or documentation necessary for the Fund to determine if the shareholder is a non-U.S. shareholder or a U.S. shareholder and, if it is a non-U.S. shareholder, if the non-U.S. shareholder has “substantial U.S. owners” and/or is in compliance with (or meets an exception from) FATCA requirements. The Fund will not pay any additional amounts to shareholders in respect of any amounts withheld. The Fund may disclose any shareholder information, certifications or documentation to the IRS or other parties as necessary to comply with FATCA.

The requirements of, and exceptions from, FATCA are complex. All prospective shareholders are urged to consult their own tax advisors regarding the potential application of FATCA with respect to their own situation.

Section 351

The Trust, on behalf of each Fund, has the right to reject an order for a purchase of Shares of the Fund if the purchaser (or any group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding Shares of a given Fund and if, pursuant to Section 351 of the Code, that Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

OTHER INFORMATION

The Funds are not sponsored, endorsed, sold or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Funds to achieve their objective. The Exchange has no obligation or liability in connection with the administration, marketing or trading of the Funds.

For purposes of the 1940 Act, the Funds are registered investment companies, and the acquisition of Shares by other registered investment companies and companies relying on exemption from registration as investment companies under Section 3(c)(1) or 3(c)(7) of the 1940 Act is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order that permits registered investment companies to invest in the Funds beyond those limitations.

Shareholder inquiries may be made by writing to the Trust, c/o IndexIQ Advisors LLC, 800 Westchester Avenue, Suite S-710, Rye Brook, New York 10573.

FINANCIAL STATEMENTS

The audited financial statements and notes thereto for the IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Hedge Market Neutral Tracker ETF, IQ Hedge Long/Short Tracker ETF, IQ Hedge Event-Driven Tracker ETF, IQ 50 Percent Hedged FTSE International ETF, IQ 50 Percent Hedged FTSE Europe ETF, IQ 50 Percent Hedged FTSE Japan ETF, IQ Real Return ETF, IQ Merger Arbitrage ETF, IQ Global Resources ETF, IQ Australia Small Cap ETF, IQ Canada Small Cap ETF, IQ Global Agribusiness Small Cap ETF, IQ Global Oil Small Cap ETF, IQ U.S. Real Estate Small Cap ETF, IQ Leaders GTAA Tracker ETF, IQ Enhanced Core Bond U.S. ETF, and IQ Enhanced Core Plus Bond U.S. ETF in the Funds’ Annual Report to Shareholders for their fiscal year ended April 30, 2017 (the “Annual Report”) are incorporated by reference into this SAI. No other parts of the Annual Report are incorporated by reference herein. The financial statements included in the Annual Report have been audited by PricewaterhouseCoopers LLP, the Funds’ independent registered public accounting firm, whose report thereon also appears in the Annual Report and is incorporated by reference into this SAI. Such financial statements have been incorporated by reference herein in reliance upon such report given upon their authority as experts in accounting and auditing.

As of April 30, 2017, the IQ 50 Percent Hedged FTSE Germany ETF, IQ 50 Percent Hedged FTSE Emerging Markets ETF, Q Mexico Small Cap ETF, IQ Asian Tigers ETF, IQ Asian Tigers Consumer ETF, IQ Asian Tigers Small Cap ETF, IQ Asia Pacific ex-Japan Small Cap ETF, IQ Australia Mid Cap ETF, IQ Canada Mid Cap ETF, IQ Global Precious Metals Small Cap ETF, IQ Fastest Growing Companies ETF, IQ Innovation Leaders ETF, Q Leaders Bond Allocation Tracker ETF, IQ Chaikin U.S. Dividend Achievers ETF, IQ Chaikin U.S. Large Cap ETF, IQ Candriam SRI U.S. Equity ETF, IQ Candriam SRI World Equity ETF, IQ Candriam SRI European Equity ETF, IQ Candriam SRI International Equity ETF, IQ Candriam SRI Asia Pacific Equity ETF, and IQ Chaikin U.S. Small Cap ETF had not commenced operations.

A copy of the Annual Report for the fiscal period ended April 30, 2017, may be obtained upon request and without charge by writing or by calling the Advisor, at the address and the telephone number on the back cover of the Funds’ Prospectus.

APPENDIX A

SUMMARY OF PROXY VOTING POLICY AND PROCEDURES

The Advisor exercises its proxy voting rights with regard to the holdings in each Fund’s investment portfolio with the goals of maximizing the value of the Fund’s investments, promoting accountability of a company’s management and board of directors (collectively, the “Management”) to its shareholders, aligning the interests of management with those of shareholders, and increasing transparency of a company’s business and operations.

The Advisor seeks to avoid material conflicts of interest through its use of a third-party proxy services vendor (the “Proxy Vendor”), which applies detailed, pre-determined proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner across client accounts, based on research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. The Advisor engages a third party as an independent fiduciary to vote all proxies for the Funds.

All proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. These guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized under the Voting Guidelines will be voted in accordance with any applicable guidelines. Proposals that cannot be categorized under the Voting Guidelines will be referred to the Portfolio Oversight Committee for discussion and vote. Additionally, the Portfolio Oversight Committee may review any proposal where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, the Advisor weighs the cost of voting, and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote.

1-A

APPENDIX B

SECURITIES SETTLEMENTS FOR CREATIONS AND REDEMPTIONS

Each Fund generally intends to effect deliveries of Creation Units and Deposit Securities on a basis of “T” plus two business days. Each Fund may effect deliveries of Creation Units and Deposit Securities on a basis other than T plus two in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of a Fund to effect in-kind creations and redemptions within two business days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays, but not more than twelve calendar days. In the event that a delay in a redemption settlement cycle will extend to more than twelve calendar days, the Fund will effect a cash-in-lieu redemption to the extent necessary. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring Deposit Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days in certain circumstances.

The holidays applicable to the Funds during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Funds. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

The dates of the Regular Holidays in calendar year 2017 are:

Argentina:
January 1	March 25	October 10
February 8	May 25	November 28
February 9	June 20	December 8
March 24	August 15	December 30
Australia:
January 2	April 25	December 25
January 26	June 12	December 26
April 14	August 7
April 17	October 2
Austria:
January 1	May 25	October 26	December 26
January 6	June 5	November 1
April 17	June 15	December 8
May 1	August 15	December 25
Belgium:
January 1	May 25	November 1
April 16	June 5	November 11
April 17	July 21	December 25
May 1	August 15

1-B

Brazil:
January 1	April 21	October 12
February 27	May 1	November 2
February 28	June 15	November 15
April 14	September 7	December 25
Canada:
January 2	July 3	November 13
February 20	August 7	December 25
April 14	September 4	December 26
May 22	October 9
Chile:
January 1	May 1	August 15	October 27
April 14	May 21	September 18	November 1
April 15	June 26	September 19	December 8
April 16	July 16	October 9	December 25
China:
January 1	February 15	May 6	October 4	December 26
January 18	February 16	May 30	October 5
February 8	April 4	June 9	October 6
February 9	May 2	July 4	October 7
February 10	May 3	September 5	October 10
February 11	May 4	September 15	November 11
February 12	May 5	October 3	November 24
Columbia:
January 1	April 14	June 26	August 21	December 8
January 9	May 1	July 3	October 16	December 25
March 20	May 29	July 20	November 6
April 13	June 19	August 7	November 13
Czech Republic:
January 1	September 28	December 30
March 28	October 28
July 5	November 17
July 6	December 26
Denmark:
January 1	April 17	June 5	December 26
April 13	May 12	December 24	December 31
April 14	May 25	December 25
April 16	May 26	December 26

2-B

Egypt:
January 7	April 25	July 1	September 2
January 25	May 1	July 23	September 21
April 16	June 25	August 31	October 6
April 17	June 26	September 1	December 1
Egypt markets closed on Fridays.
Finland:
January 1	May 1	December 6	December 31
January 6	May 25	December 24
April 14	June 23	December 25
April 17	June 24	December 26
France:
March 26	December 25
October 26	December 26
Germany:
January 1	May 1
March 26	October 29
April 14	December 25
April 17	December 26
Greece:
January 6	May 1	December 26
February 27	June 5
April 14	August 15
April 17	December 25
Hong Kong:
January 2	December 25
April 14	December 26
April 17
Hungary:
January 1
March 15
August 20
October 23
India:
January 26	August 15
April 14	October 2
May 1	December 25

3-B

Indonesia:
January 1
August 17
December 25
Ireland:
August 7
October 30
December 25
December 26
Israel:
March 12	May 31	September 29	October 4
April 11	August 1	September 30	October 11
April 17	September 21	October 5	October 12
May 2	September 22	October 12
The Israeli market is closed every Friday.
Italy:
January 1	December 25
April 14	December 26
April 17
May 1
Japan:
January 1	February 11	May 4	September 18	November 23
January 2	March 20	May 5	September 23	December 23
January 3	April 29	July 17	October 9
January 9	May 3	August 11	November 3
Malaysia:
January 1	August 31
February 1	September 16
May 1	December 25

Mexico:
January 1	April 14	November 20
February 6	May 1	December 12
March 20	September 16	December 25
April 13	November 2

4-B

Morocco:
January 1	July 30	September 1	December 1
January 11	August 14	September 21
May 1	August 20	November 6
July 17	August 21	November 18
Netherlands:
January 1	June 5
March 26	October 29
April 14	December 25
April 17	December 26
New Zealand:
January 2	February 6	June 5
January 3	April 14	October 23
January 23	Apr 17	December 25
January 30	April 25	December 26
Nigeria:
January 2	May 29	September 2
April 14	June 25	October 2
April 17	June 26	December 1
May 1	September 1	December 26
Norway:
April 13	May 7	December 26
April 14	May 25
April 17	June 5
May 1	December 25
Peru:
January 1	June 29	October 8
April 13	July 28	November 1
April 14	July 29	December 8
May 1	August 30	December 25
Philippines:
January 1	May 1	November 30
April 9	June 12	December 25
April 13	August 28	December 30
April 14	November 1	December 31
Poland:
January 1	May 1	November 1
January 6	May 3	November 11
April 14	June 15	December 24
April 17	August 15	December 25

5-B

Portugal:
April 14	December 26
April 17
May 1
December 25
Russia:
January 1	March 8	November 6
January 2	May 1
January 7	May 9
February 23	June 12
Saudi Arabia:
June 23	August 31	September 23
June 24	September 1
June 25	September 2
August 30	September 3
The Saudi Arabia Market is closed on Fridays.
Singapore:
January 1	August 9
January 2	December 25
April 14
May 1
South Africa:
January 1	April 17	August 9
January 2	April 27	September 24
March 21	May 1	September 25
April 14	June 16	December 16
South Korea:
January 1	January 30	May 5	October 4	December 20
January 27	March 1	June 6	October 5	December 25
January 28	May 1	August 15	October 6
January 29	May 3	October 3	October 9
Spain:
April 13	July 25	December 8
April 14	August 15	December 25
May 1	October 12
June 15	November 1
Sweden:
January 6	May 1	June 24
April 14	May 25	December 25
April 17	June 3	December 26

6-B

Switzerland:
January 2	May 25	December 25
April 14	June 5	December 26
April 17	August 1
Taiwan:
January 1	April 5	October 10
February 28	May 1
Thailand:
January 2	April 13	May 10	August 14	December 12
February 11	April 14	July 1	October 23
April 6	May 1	July 10	December 5

Turkey:
January 1	May 19
April 23	August 30
May 1	October 29
United Kingdom:
January 2	May 1	December 26
March 26	May 29	December 27
April 14	August 28
April 17	October 29
Vietnam:
January 2	January 30	September 4
January 27	April 6
January 28	May 1
January 29	May 2

Redemption: The longest redemption cycle for the Fund is a function of the longest redemption cycle among the countries whose stocks compromise the Fund.

In the calendar year 2017, the dates of regular holidays affecting the following securities markets present the worst-case redemption cycle for the Fund as follows:

Bangladesh:

Redemption Request Date	Redemption Settlement Date	Settlement Period
6/19/2017	6/27/2017	8

7-B

China:

Redemption Request Date	Redemption Settlement Date	Settlement Period
2/3/2017	2/17/2017	14
2/6/2017	2/18/2017	12
2/7/2017	2/19/2017	12
4/27/2017	5/8/2017	11
4/28/2017	5/9/2017	11
5/1/2017	5/10/2017	9
9/28/2017	10/11/2017	13
9/29/2017	10/12/2017	13
10/2/2017	10/13/2017	11

Japan:

Redemption Request Date	Redemption Settlement Date	Settlement Period
4/28/2017	5/8/2017	9
5/1/2017	5/9/2017	8
5/2/2017	5/10/2017	8

Qatar:

Redemption Request Date	Redemption Settlement Date	Settlement Period
6/20/2017	6/28/2017	8
6/21/2017	6/29/2017	8
6/22/2017	7/2/2017	10

South Africa:

Redemption Request Date	Redemption Settlement Date	Settlement Period
4/7/2017	4/18/2017	11
4/10/2017	4/19/2017	9
4/11/2017	4/20/2017	9
4/12/2017	4/21/2017	9
4/13/2017	4/24/2017	11
4/20/2017	4/28/2017	8
4/21/2017	5/2/2017	10
4/24/2017	5/3/2017	9
4/25/2017	5/4/2017	9
4/26/2017	5/5/2017	9
4/28/2017	5/10/2017	10
6/12/2017	6/20/2017	8
6/13/2017	6/21/2017	8
6/14/2017	6/22/2017	8
6/15/2017	6/23/2017	8
8/2/2017	8/10/2017	8
8/3/2017	8/11/2017	8
8/4/2017	8/14/2017	10
8/7/2017	8/15/2017	8
8/8/2017	8/16/2017	8
9/18/2017	9/26/2017	8
9/19/2017	9/27/2017	8
9/20/2017	9/28/2017	8
9/21/2017	9/29/2017	8
9/22/2017	10/2/2017	10
12/18/2017	12/27/2017	9
12/19/2017	12/28/2017	9
12/20/2017	12/29/2017	9
12/21/2017	1/1/2017	11
12/22/2017	1/2/2017	11

8-B

South Korea:

Redemption Request Date	Redemption Settlement Date	Settlement Period
9/29/2017	10/10/2017	10
10/2/2017	10/11/2017	9

The dates of the Regular Holidays in calendar year 2018 are:

Argentina:
January 1	May 1	August 20
March 30	May 25	October 15
April 1	June 18	December 8
April 2	July 9	December 25
Australia:
January 1	April 25	December 25
January 26	June 11	December 26
March 30	August 6
April 2	October 1
Austria:
January 1	May 10	October 26	December 26
January 6 April 2	May 21 May 31	November 1 December 8
May 1	August 15	December 25

Belgium:
January 1 April 1 April 2	May 10 May 21 July 21	November 1 November 11 December 25
May 1	August 15
Brazil:
January 1	April 21	October 12
February 12	May 1	November 2
February 13	May 31	November 15
March 30	September 7	December 25

9-B

Canada:
January 1	July 2	November 12
February 19	August 6	December 25
March 30	September 3	December 26
May 21	October 8
Chile:
January 1	May 1	August 15	November 1	December 31
March 30	May 21	September 18	November 2
March 31	July 2	September 19	December 8
April 1	July 16	October 15	December 25
China:
January 1	February 18	April 5	June 18	October 3
February 15	February 19	April 6	September 24	October 4
February 16	February 20	April 30	October 1	October 5
February 17	February 21	May 1	October 2

Columbia:
January 1	March 30	June 11	August 20	December 8
January 8	May 1	July 2	October 15	December 25
March 19	May 14	July 20	November 5
March 29	June 4	August 7	November 12
Czech Republic:
January 1	May 1	July 6	December 25
March 30 April 2	May 8 July 5	September 28 December 24	December 26
Denmark:
January 1	April 2	May 21	December 26
March 29	April 27	June 5	December 31
March 30	May 10	December 24
April 1	May 11	December 25
Egypt:
January 7	April 25	August 21	November 20
January 25	May 1	August 22
April 8	July 1	August 23
April 9	July 23	September 11
Egypt markets closed on Fridays.

10-B

Finland:
January 1 January 6	March 30 April 2	May 1 December 25	December 26

France:
January 1	October 28
March 25	December 25
May 1	December 26
Germany:
January 1	April 2	December 25
March 25	May 1	December 26
March 30	October 28
Greece:
January 1	April 2	August 15
February 12	May 1	December 25
March 30	May 21	December 26
Hong Kong:
January 1	December 25
March 30	December 26
April 2
Hungary:
January 1	March 16	October 23
March 15	August 20
India:
January 26	August 15	December 25
May 1	October 2
Indonesia:
January 1	April 14	June 1	August 22	December 31
February 16	May 1	June 15	September 12
March 17	May 10	June 16	November 21
March 30	May 30	August 17	December 25
Ireland:
January 1	June 4	December 25
March 30	August 6	December 26
April 2	October 29

11-B

Israel:
March 1	July 22	September 19
April 6	September 10	September 24
April 19	September 11	October 1
May 20	September 18
The Israeli market is closed every Friday.
Italy:
January 1	April 2	December 25
March 30	May 1	December 26

Japan:
January 1	February 12	May 4	September 17	November 23
January 2	March 21	May 5	September 24	December 24
January 3	April 30	July 16	October 8	December 31
January 8	May 3	August 11	November 3
Malaysia:
January 1	August 31	December 25
February 1 May 1	September 16 September 17

Mexico:
January 1	March 30	November 2	December 25
February 5	May 1	November 19
March 19	May 5	December 1
March 29	September 16	December 12
Morocco:
January 1	July 30	August 22	November 20
January 11	August 14	August 23	November 21
May 1	August 20	September 11	January 1
June 15	August 21	November 6
Netherlands:
January 1	April 27	December 25
March 25	May 12	December 26
March 30	May 21
April 2	October 28
New Zealand:
January 1	January 29	April 2	October 22
January 2	February 6	April 25	December 25
January 22	March 30	June 4	December 26

12-B

Nigeria:
January 1	April 2	May 29	August 22	December 26
March 8	May 1	June 12	October 1
March 30	May 27	June 15	December 25
Norway:
January 1	April 2	May 17	December 25
March 29	May 1	May 21	December 26
March 30	May 10

Peru:
January 1	June 29	October 8
March 29	July 28	November 1
March 30	July 29	December 8
May 1	August 30	December 25
Philippines:
January 1	May 1	November 30
March 29	June 12	December 25
March 30	August 27	December 30
April 9	November 1	December 31
Poland:
January 1	May 1	August 15	December 25
March 30	May 3	November 1	December 26
April 2	May 31	December 24
Portugal:
January 1	May 1
March 30	December 25
April 2	December 26
Russia:
January 1	January 15	May 1	September 3	December 25
January 2	February 19	May 9	October 8
January 3	February 23	May 28	November 5
January 4 January 5	March 8 March 30	June 12 July 4	November 12 November 22
Saudi Arabia:
Information not available as of the date of this Registration Statement. The Saudi Arabia Market is closed on Fridays.
Singapore:
January 1	August 9
March 30	December 25
May 1

13-B

South Africa:
January 1	April 2	June 16	December 16
March 21	April 27	August 9	December 25
March 30	May 1	September 24	December 26

South Korea:
January 1	March 1	May 22	September 23	October 3
February 15	May 1	June 6	September 24	October 9
February 16	May 5	June 13	September 25	December 25
February 17	May 7	August 15	September 26
Spain:
January 1 March 19	March 30 May 1	July 25 August 15	November 1 December 25
March 29	May 31	October 12
Sweden:
January 1	May 10	December 25
March 30	June 6	December 26
April 2	June 22	December 31
May 1	December 24
Switzerland:
January 1 April 19	June 10 August 1
April 22	December 25
May 30	December 26

Taiwan:
January 1	April 5	October 10
February 28	May 1

Thailand:
January 1	April 13	May 29	December 5
January 2	April 16	July 26	December 10
March 2	May 1	August 13	December 31
April 6	May 7	October 23

14-B

Turkey:
January 1	May 1	August 30
April 23	May 19	October 29

United Kingdom:
January 1	April 2	August 27	December 25
March 25 March 30	May 7 May 28	October 28	December 26

Vietnam:
January 2	January 29	April 6	May 2
January 27	January 30	May 1	September 4
January 28

In the calendar year 2018, the dates of regular holidays affecting the following securities markets present the worst-case redemption cycle for a Fund as follows:

China:

Redemption Request Date	Redemption Settlement Date	Settlement Period
2/12/2018	2/22/2018	10
2/13/2018	2/23/2018	10
2/14/2018	2/26/2018	12
9/26/2018	10/8/2018	12
9/27/2018	10/9/2018	12
9/28/2018	10/10/2018	12

Czech Republic:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/21/2018	12/31/2018	10

Egypt:

Redemption Request Date	Redemption Settlement Date	Settlement Period
8/20/2018	8/28/2018	8

Japan:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/27/2017	1/4/2018	8
12/28/2017	1/5/2018	8
12/29/2017	1/9/2018	11

Morocco:

Redemption Request Date	Redemption Settlement Date	Settlement Period
8/17/2018	8/28/2018	11

15-B

Norway:

Redemption Request Date	Redemption Settlement Date	Settlement Period
3/26/2018	4/3/2018	8
3/27/2018	4/4/2018	8
3/28/2018	4/5/2018	8

Russia:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/29/2017	1/10/2018	12

South Africa:

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/21/2017	1/1/2018	11
12/22/2017	1/2/2018	11

Vietnam:

Redemption Request Date	Redemption Settlement Date	Settlement Period
2/14/2018	2/22/2018	8

16-B